UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Sandra G. Richardson, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3598
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1, 2010 – May 31, 2010

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2010

SSgA Life SolutionsSM Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 34.1%
SPDR Barclays Capital Aggregate Bond ETF	26,998	1,511
SPDR Barclays Capital Short Term Corporate Bond ETF	9,690	290
SPDR Barclays Capital TIPS ETF	1,190	62
SSgA Bond Market Fund	765,077	6,557
SSgA High Yield Bond Fund	33,730	257
		8,677
Domestic Equities - 52.5%
SSgA Core Edge Equity Fund	601,976	4,720
SSgA Enhanced Small Cap Fund	53,086	465
SSgA S&P 500 Index Fund	454,505	8,167
SSgA Small Cap Fund	2,449	42
		13,394
International Equities - 13.0%
SSgA Emerging Markets Fund	14,410	259
SSgA International Stock Selection Fund	361,848	3,058
		3,317
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	130,605	131
Total Investments - 100.1%* (identified cost $23,541)		25,519
Other Assets and Liabilities, Net - (0.1%)		(24)
Net Assets - 100.0%		25,495

* Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.4%
Bonds - 14.2%
SPDR Barclays Capital Aggregate Bond ETF	2,875	161
SPDR Barclays Capital Short Term Corporate Bond ETF	1,960	59
SPDR Barclays Capital TIPS ETF	220	11
SSgA Bond Market Fund	52,502	450
SSgA High Yield Bond Fund	7,410	57
		738
Domestic Equities - 67.7%
SSgA Core Edge Equity Fund	141,663	1,111
SSgA Enhanced Small Cap Fund	14,864	130
SSgA S&P 500 Index Fund	125,627	2,258
SSgA Small Cap Fund	1,539	26
		3,525
International Equities - 18.0%
SSgA Emerging Markets Fund	2,928	53
SSgA International Stock Selection Fund	105,045	887
		940
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	28,415	28
Total Investments - 100.4%* (identified cost $4,600)		5,231
Other Assets and Liabilities, Net - (0.4%)		(21)
Net Assets - 100.0%		5,210

* Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 101.5%
Bonds - 55.4%
SPDR Barclays Capital Aggregate Bond ETF	4,536	254
SPDR Barclays Capital Short Term Corporate Bond ETF	910	27
SPDR Barclays Capital TIPS ETF	90	5
SSgA Bond Market Fund	76,765	658
SSgA High Yield Bond Fund	2,293	17
		961
Domestic Equities - 37.9%
SSgA Core Edge Equity Fund	25,642	201
SSgA Enhanced Small Cap Fund	2,388	21
SSgA S&P 500 Index Fund	24,120	434
SSgA Small Cap Fund	11	—	±
		656
International Equities - 7.6%
SSgA Emerging Markets Fund	971	17
SSgA International Stock Selection Fund	13,447	114
		131
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	12,386	12
Total Investments - 101.6%* (identified cost $1,505)		1,760
Other Assets and Liabilities, Net - (1.6%)		(27)
Net Assets - 100.0%		1,733

± Less than $500.

* Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a "Fund" and collectively referred to as the "Funds." Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds." The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA Emerging Markets Fund
SSgA International Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital U.S. Aggregate Index that tracks the US dollar denominated investment grade bond market.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

SPDR Barclays Capital Short Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital U.S. 1-3 Year Corporate Bond Index.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

SSgA Core Edge Equity Fund

To achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the Advisor, have underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the Advisor, have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities. Under normal market conditions, at least 80% of total assets will be invested in smaller capitalization equity securities.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Security Valuation

Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of May 31, 2010, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced Fund	Growth Fund	Income and Growth Fund
Cost of Investments for Tax Purposes	$25,194,270	$5,231,795	$1,775,280
Gross Tax Unrealized Appreciation	393,647	123	43
Gross Tax Unrealized Depreciation	(69,396)	(905)	(15,126)
Net Tax Unrealized Appreciation (Depreciation)	$324,251	$(782)	$(15,083)

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2010, $171,406 of the Central Fund's net assets represents investments by these Funds, and $13,572,834 represents the investments of other Investment Company funds not presented herein.

4. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
10

LSQR-05/10

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2010

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 6.3%
Argento Variable Funding Company Limited (?)	110,000	0.340	07/26/10	109,944
Newport Funding Corp. (?)	50,000	0.274	06/24/10	49,992
Solitaire Funding LLC (?)	140,000	0.497	08/16/10	139,855
Straight-A Funding LLC (?)	150,000	0.396	08/02/10	149,899
Total Asset-Backed Commercial Paper (amortized cost $449,690)				449,690
Corporate Bonds and Notes - 7.9%
Bank of America Corp. (Ê)	110,000	0.333	06/02/10	110,000
Bank of America Corp.	100,000	0.300	07/22/10	100,000
Bank of America Corp. (next reset date 06/28/10) (Ê)	50,000	0.454	01/27/11	50,000
Bank of America Corp. (next reset date 07/22/10) (Ê)	6,200	0.557	05/20/11	6,200
Commonwealth Bank of Australia (next reset date 07/27/10) (Ê)(?)	24,000	0.321	06/27/11	24,000
Nordea Bank (next reset date 08/18/10) (Ê)(?)	74,000	0.475	06/20/11	74,000
Rabobank (next reset date 08/16/10) (Ê)(?)	80,000	0.436	06/16/11	80,000
Svenska Handelsbanken AB (next reset date 07/15/10) (Ê)(?)	62,000	0.333	02/11/11	62,000
Svenska Handelsbanken AB (next reset date 08/09/10) (Ê)(?)	26,000	0.404	06/09/11	26,000
Westpac Banking Corp. (next reset date 07/28/10) (Ê)	27,000	0.324	06/28/11	27,000
Total Corporate Bonds and Notes (amortized cost $559,200)				559,200
Domestic Commercial Paper - 0.7%
General Electric Capital Corp.	47,000	0.290	07/19/10	46,982
Total Domestic Commercial Paper (amortized cost $46,982)				46,982
Eurodollar Certificates of Deposit - 6.0%
ING Bank London	200,000	0.340	08/16/10	200,000
ING Bank London	75,000	0.390	09/01/10	75,000
National Australia Bank, Ltd.	150,000	0.253	06/30/10	150,000
Total Eurodollar Certificates of Deposit (amortized cost $425,000)				425,000
Foreign Commercial Paper - 6.0%
Australia and New Zealand Banking Group Limited (?)	49,220	0.195	06/02/10	49,220
Australia and New Zealand Banking Group Limited (?)	50,000	0.198	06/18/10	49,995
Australia and New Zealand Banking Group Limited (next reset date 06/23/10) (Ê)(?)	25,000	0.391	11/23/10	25,000
Commonwealth Bank of Australia (?)	150,000	0.249	06/28/10	149,972
Danske Bank (?)	100,000	0.200	06/02/10	99,999
Nordea Bank	50,000	0.304	08/03/10	49,974
Total Foreign Commercial Paper (amortized cost $424,160)				424,160

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Time Deposits - 1.3%
Citibank Nassau	90,623	0.190	06/01/10	90,623
Total Time Deposits (amortized cost $90,623)				90,623
United States Government Agencies - 3.7%
Federal National Mortgage Association	200,000	0.188	07/13/10	200,000
Freddie Mac (next reset date 07/12/10) (Ê)	65,000	0.094	11/10/10	65,000
Total United States Government Agencies (amortized cost $265,000)				265,000
Yankee Certificates of Deposit - 39.4%
Banco Bilbao Vizcaya Argentaria	100,000	0.285	06/22/10	100,000
Bank of Montreal	25,000	0.210	06/11/10	25,000
Bank of Nova Scotia (next reset date 08/16/10) (Ê)	75,000	0.300	07/28/10	75,000
Bank of Nova Scotia	30,000	0.436	06/16/11	30,000
Barclays Bank PLC	100,000	0.300	07/16/10	100,000
Barclays Bank PLC (next reset date 06/14/10) (Ê)	200,000	0.715	08/12/10	200,000
BNP Paribas SA	100,000	0.240	06/16/10	100,000
BNP Paribas SA	200,000	0.250	06/24/10	200,000
Credit Agricole CIB New York	50,000	0.240	06/16/10	50,000
Credit Agricole CIB New York	50,000	0.250	06/24/10	50,000
Credit Agricole CIB New York	100,000	0.300	07/30/10	100,000
Credit Agricole CIB New York (next reset date 06/03/10) (Ê)	150,000	0.378	03/03/11	150,000
Deutsche Bank	250,000	0.250	07/13/10	250,000
DnB Nor Bank ASA NY	100,000	0.230	06/24/10	100,000
DnB Nor Bank ASA NY (next reset date 06/03/10) (Ê)	40,000	0.368	03/03/11	40,000
National Australia Bank, Ltd.	150,000	0.220	07/02/10	150,000
Nordea Bank	200,000	0.220	06/30/10	200,000
Royal Bank of Canada	300,000	0.240	06/30/10	300,000
Royal Bank of Scotland	200,000	0.440	09/03/10	200,000
Societe Generale (next reset date 06/14/10) (Ê)	28,000	0.438	01/14/11	28,000
Svenska Handelsbanken AB	200,000	0.300	07/28/10	200,000
Toronto Dominion Bank	23,000	0.270	08/18/10	23,000
Toronto Dominion Bank (next reset date 06/07/10) (Ê)	16,000	0.280	11/05/10	16,000
Toronto Dominion Bank (next reset date 06/09/10) (Ê)	20,000	0.297	12/09/10	20,000
Toronto Dominion Bank (next reset date 06/10/10) (Ê)	20,000	0.297	03/10/11	20,000
UBS AG	71,000	0.250	06/16/10	71,000
Total Yankee Certificates of Deposit (amortized cost $2,798,000)				2,798,000
Total Investments - 71.3% (amortized cost $5,058,655)				5,058,655

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 28.6%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $980,000 dated May 28, 2010, at 0.200% to be repurchased at $980,022 on June 1, 2010, collateralized by: $1,056,447 par various United States Government Agency Mortgage Obligations, valued at $999,600	980,000
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $300,000 dated May 28, 2010, at 0.190% to be repurchased at $300,006 on June 1, 2010, collateralized by: $282,614 par various United States Treasury Obligations, valued at $306,000	300,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of 300,000 dated May 28, 2010, at 0.190% to be repurchased at $300,006 on June 1, 2010, collateralized by: $258,464 par various United States Treasury Obligations, valued at $306,000	300,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 28, 2010, at 0.210% to be repurchased at $150,003 on June 1, 2010, collateralized by: $216,082 par various United States Government Agency Mortgage Obligations, valued at $153,001	150,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party) of $300,000 dated May 28, 2010, at 0.210% to be repurchased at $300,007 on June 1, 2010, collateralized by: $1,998,168 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Total Repurchase Agreements (identified cost $2,030,000)	2,030,000
Total Investments and Repurchase Agreements - 99.9%* (cost $7,088,655) (†)	7,088,655
Other Assets and Liabilities, Net - 0.1%	8,310
Net Assets - 100.0%	7,096,965

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund
5

SSgA
US Government Money Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 51.0%
Fannie Mae Discount Note	43,000	0.190	06/17/10	42,996
Fannie Mae Discount Note	300,000	0.175	07/07/10	299,948
Fannie Mae Discount Note	300,000	0.250	09/20/10	299,769
Federal Home Loan Bank	200,000	0.148	10/29/10	200,000
Federal Home Loan Bank	100,000	0.275	11/26/10	100,000
Federal Home Loan Bank	42,000	0.233	01/25/11	41,989
Federal Home Loan Bank	100,000	0.245	07/20/11	99,965
Federal Home Loan Mortgage Corp.	50,000	0.190	06/07/10	49,998
Federal Home Loan Mortgage Corp.	155,000	0.180	06/09/10	154,994
Federal Home Loan Mortgage Corp.	118,000	0.175	07/19/10	117,972
Federal Home Loan Mortgage Corp.	54,000	0.175	07/26/10	53,985
Federal Home Loan Mortgage Corp.	66,000	0.180	07/26/10	65,982
Federal National Mortgage Association Discount Note	33,000	0.190	06/02/10	33,000
Federal National Mortgage Association Discount Note	300,000	0.150	06/03/10	299,998
Federal National Mortgage Association Discount Note	36,000	0.190	06/09/10	35,999
Federal National Mortgage Association Discount Note	50,000	0.188	07/13/10	50,000
Freddie Mac Discount Note	145,000	0.180	06/15/10	144,990
Freddie Mac Discount Note	300,000	0.200	07/23/10	299,913
Freddie Mac Discount Note	50,000	0.094	11/10/10	50,000
Total United States Government Agencies (amortized cost 2,441,498)				2,441,498

Repurchase Agreements - 49.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $45,627 dated May 28, 2010, at 0.180% to be repurchased at $45,628 on June 1, 2010, collateralized by: $38,014 par United States Government Agency Obligations, valued at $46,540	45,627
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $700,000 dated May 28, 2010, at 0.200% to be repurchased at $700,016 on June 1, 2010, collateralized by: $687,352 par United States Government Agency Obligations, valued at $714,001	700,000
Agreement with Calyon Financial, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $192,149 par United States Government Agency Obligations, valued at $204,000	200,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $200,194 par United States Government Agency Obligations, valued at $204,000	200,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $201,626 par United States Government Agency Obligations, valued at $204,004	200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $201,090 par United States Government Agency Obligations, valued at $204,001	200,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010, at 0.190% to be repurchased at $200,004 on June 1, 2010, collateralized by: $168,077 par United States Government Agency Obligations, valued at $204,000	200,000
Agreement with HSBC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $202,793 par United States Government Agency Obligations, valued at $204,003	200,000
Agreement with RBC Capital Markets and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010, at 0.210% to be repurchased at $200,005 on June 1, 2010, collateralized by: $203,354 par United States Government Agency Obligations, valued at $204,001	200,000
Agreement with UBS and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 28, 2010, at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $217,691 par United States Government Agency Obligations, valued at $204,001	200,000
Total Repurchase Agreements (identified cost $2,345,627)	2,345,627
Total Investments and Repurchase Agreements - 100.0%* (cost $4,787,125) (t)	4,787,125
Other Assets and Liabilities, Net - (0.0%)	(757)
Net Assets - 100.0%	4,786,368

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 90.9%
Arizona - 5.3%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.270	11/01/42	2,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.260	12/01/22	2,400
				4,400
California - 8.7%
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,000	0.240	07/01/35	1,000
Oakland-Alameda County Coliseum Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	0.330	02/01/25	2,700
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	3,470	0.350	07/01/21	3,470
				7,170
Colorado - 5.1%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,445	0.280	11/01/21	1,445
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.310	10/01/30	725
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.260	05/01/34	2,000
				4,170
Delaware - 1.6%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)	1,350	0.300	09/01/34	1,350
District of Columbia - 1.2%
District of Columbia Revenue Bonds, weekly demand (Ê)(µ)	1,000	0.270	04/01/42	1,000
Georgia - 1.4%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,135	0.370	02/01/19	1,135
Idaho - 1.8%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)(µ)	1,500	0.350	01/01/33	1,500
Illinois - 7.6%
City of Chicago Illinois Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.300	01/01/35	2,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	0.300	08/01/15	1,100
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	0.450	04/01/41	3,150
				6,250
Kansas - 3.6%
Kansas State Department of Transportation Revenue Bonds, weekly demand (Ê)	3,000	0.240	09/01/19	3,000
Maryland - 6.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.300	04/01/35	4,000
Maryland Stadium Authority Revenue Bonds, weekly demand (Ê)	1,110	0.310	12/15/14	1,110
				5,110
Michigan - 2.4%
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.360	06/01/30	2,000
Minnesota - 4.9%
City of Rochester Minnesota Revenue Bonds, weekly demand (Ê)	1,000	0.320	08/15/32	1,000
University of Minnesota Revenue Bonds, weekly demand (Ê)	3,000	0.300	01/01/34	3,000
				4,000

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
New Hampshire - 3.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	0.250	06/01/31	2,500
New Jersey - 2.5%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,065	0.260	04/01/13	2,065
New York - 7.6%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.290	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.210	08/01/19	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,020	0.250	08/01/20	1,020
Metropolitan Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	0.310	11/01/34	1,900
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.260	11/15/22	60
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	1,300	0.250	07/01/40	1,300
				6,280
North Carolina - 1.5%
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,200	0.260	06/01/19	1,200
Oregon - 0.6%
State of Oregon General Obligation Limited, weekly demand (Ê)	500	0.300	06/01/28	500
Pennsylvania - 1.1%
Chester County Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	915	0.370	10/01/30	915
Rhode Island - 4.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,720	0.290	06/01/35	3,720
South Carolina - 1.2%
City of North Charleston South Carolina Tax Allocation, weekly demand (Ê)	1,005	0.350	09/01/37	1,005
Tennessee - 4.7%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.280	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.350	01/01/30	3,095
				3,845
Texas - 1.7%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.280	12/01/14	1,400
Utah - 2.1%
County of Morgan Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.440	08/01/31	1,750
Vermont - 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,000	0.290	10/01/32	1,000

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Virginia - 5.8%
Clarke County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,725	0.310	01/01/30	3,725
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	1,050	0.250	12/01/33	1,050
				4,775
Wisconsin - 3.6%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.350	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (cost $75,040)				75,040
Short-Term Investments - 9.1%
AIM Tax Free Cash Reserve Money Market Fund	7,526,000			7,526
Total Short-Term Investments (cost $7,526)				7,526
Total Investments - 100.0%* (amortized cost $82,566)				82,566
Other Assets and Liabilities, Net - 0.0%				(19)
Net Assets - 100%				82,547

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Economic Sector Emphasis as a of % of Value

Housing Revenue	20%
Education Revenue	19
Health Care Revenue	14
General Obligation	12
Cash	9
Transportation Revenue	9
Other Revenue	4
Utilities Revenue	4
Airport Revenue	3
Electricity & Power Revenue	3
Water & Sewer	3
100%

Quality Ratings as of % of Value

AAA(+)	50%
AAA	48
AA(-)	1
AA+	1
100%

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
11

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

(?)  Restricted security (144A) or 4(2) commercial paper. Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

*  Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

Notes to Schedules of Investments
12

SSgA
Money Market Funds

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Quarterly Report
13

SSgA
Money Market Funds

Notes to Quarterly Report, (continued) — May 31, 2010 (Unaudited)

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

Notes to Quarterly Report
14

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
15

MMQR-05/10

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2010

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 62.5%
United States Treasury Bills	300,000	0.165	06/03/10	299,997
United States Treasury Bills	300,000	0.156	06/10/10	299,988
United States Treasury Bills	300,000	0.166	06/17/10	299,978
United States Treasury Bills	300,000	0.153	06/24/10	299,971
United States Treasury Bills	500,000	0.147	07/01/10	499,940
United States Treasury Bills	400,000	0.172	07/15/10	399,917
United States Treasury Bills	185,000	0.152	07/22/10	184,961
United States Treasury Bills	215,000	0.155	07/22/10	214,953
United States Treasury Bills	400,000	0.155	07/29/10	399,901
Total United States Treasury (amortized cost $2,899,606)				2,899,606
Total Investments - 62.5% (amortized cost $2,899,606)				2,899,606
Repurchase Agreements - 37.5%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010 at 0.190% to be repurchased at $200,004 on June 1, 2010, collateralized by: $200,486 par United States Treasury Obligations, valued at $204,000				200,000
Agreement with Calyon Financial, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010 at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $168,532 par United States Treasury Obligations, valued at $204,000				200,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 28, 2010 at 0.190% to be repurchased at $200,004 on June 1, 2010, collateralized by: $152,774 par United States Treasury Obligations, valued at $204,004				200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $93,681 dated May 28, 2010 at 0.190% to be repurchased at $93,683 on June 1, 2010, collateralized by: $79,442 par United States Treasury Obligations, valued at $95,555				93,681
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $650,000 dated May 28, 2010 at 0.190% to be repurchased at $650,014 on June 1, 2010, collateralized by: $747,385 par United States Treasury Obligations, valued at $663,003				650,000
Agreement with The Royal Bank of Canada and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 28, 2010 at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $187,762 par United States Treasury Obligations, valued at $204,000				200,000
Agreement with The Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 28, 2010 at 0.200% to be repurchased at $200,004 on June 1, 2010, collateralized by: $234,331 par United States Treasury Obligations, valued at $204,003				200,000
Total Repurchase Agreements (identified cost $1,743,681)				1,743,681

US Treasury Money Market Fund
3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Total Investments and Repurchase Agreements - 100.0%* (cost $4,643,287) (†)	4,643,287
Other Assets and Liabilities, Net - (0.0%)	(760)
Net Assets - 100.0%	4,642,527

See accompanying notes which are an integral part of the schedule of investments.

US Treasury Money Market Fund
4

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 6.2%
Argento Variable Funding Company Limited (l)	115,000	0.340	07/26/10	114,940
Aspen Funding Corp. (l)	165,000	0.284	07/12/10	164,947
Gemini Security Corp. (l)	200,000	0.274	07/12/10	199,939
Newport Funding Corp. (l)	150,000	0.284	07/12/10	149,952
Solitaire Funding LLC (l)	100,000	0.315	07/19/10	99,959
Solitaire Funding LLC (l)	100,000	0.335	07/27/10	99,949
Total Asset-Backed Commercial Paper (amortized cost $829,686)				829,686
Corporate Bonds and Notes - 10.7%
Bank of America Corp. (Ê)	147,000	0.333	06/02/10	147,000
Bank of America Corp.	325,000	0.300	07/22/10	325,000
Bank of America Corp. (next reset date 06/28/10) (Ê)	168,000	0.454	01/27/11	168,000
Bank of America Corp. (next reset date 07/22/10) (Ê)	12,207	0.557	05/20/11	12,207
Commonwealth Bank of Australia (next reset date 07/27/10) (Ê)(l)	49,000	0.321	06/27/11	49,000
JP Morgan Chase Bank	250,000	0.300	08/05/10	250,000
Nordea Bank (l)	165,000	0.475	06/20/11	165,000
Rabobank (l)	107,000	0.436	06/16/11	107,000
Svenska Handelsbanken AB (next reset date 07/15/10) (Ê)(l)	116,000	0.333	02/11/11	116,000
Svenska Handelsbanken AB (next reset date 08/09/10) (Ê)(l)	35,000	0.404	06/09/11	35,000
Westpac Banking Corp. (next reset date 07/28/10) (Ê)	55,000	0.324	06/28/11	55,000
Total Corporate Bonds and Notes (amortized cost $1,429,207)				1,429,207
Domestic Commercial Paper - 4.0%
General Electric Capital Corp.	200,000	0.233	06/21/10	199,974
General Electric Capital Corp.	100,000	0.250	07/22/10	99,965
General Electric Capital Corp.	140,000	0.280	08/05/10	139,929
JP Morgan Chase Bank	100,000	0.210	07/06/10	99,980
Total Domestic Commercial Paper (amortized cost $539,848)				539,848
Eurodollar Certificates of Deposit - 4.5%
ING Bank N.V.	100,000	0.330	08/03/10	100,000
ING Bank N.V.	500,000	0.340	08/16/10	500,000
Total Eurodollar Certificates of Deposit (amortized cost $600,000)				600,000
Foreign Commercial Paper - 1.9%
Australia and New Zealand Banking Group Limited (next reset date 06/23/10) (Ê)(l)	50,000	0.391	11/23/10	50,000
DnB Nor Bank ASA NY (l)	200,000	0.230	06/03/10	199,997
Total Foreign Commercial Paper (amortized cost $249,997)				249,997

Prime Money Market Fund
5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Time Deposits - 0.6%
Citibank Nassau	82,229	0.190	06/01/10	82,229
Total Time Deposits (amortized cost $82,229)				82,229
United States Government Agencies - 2.7%
Federal National Mortgage Association (Ê)	250,000	0.188	07/13/10	250,000
Freddie Mac Discount Notes (next reset date 07/12/10) (Ê)	115,000	0.094	11/10/10	115,000
Total United States Government Agencies (amortized cost $365,000)				365,000
Yankee Certificates of Deposit - 41.8%
Banco Bilbao Vizcaya Argentaria	200,000	0.285	06/22/10	200,001
Bank of Montreal	40,000	0.210	06/11/10	40,000
Bank of Nova Scotia	400,000	0.300	07/28/10	400,000
Bank of Nova Scotia (next reset date 08/16/10) (Ê)	45,000	0.436	06/16/11	45,000
Barclays Bank PLC (next reset date 06/14/10) (Ê)	300,000	0.715	08/12/10	300,000
Barclays Bank PLC (next reset date 06/21/10) (Ê)	175,000	0.460	10/20/10	175,000
BNP Paribas SA	250,000	0.250	06/18/10	250,000
BNP Paribas SA	200,000	0.250	06/24/10	200,000
BNP Paribas SA	300,000	0.270	08/02/10	300,000
Credit Agricole CIB New York	400,000	0.250	06/24/10	400,000
Credit Agricole CIB New York (next reset date 06/03/10) (Ê)	300,000	0.378	03/03/11	300,000
Deutsche Bank	200,000	0.300	07/19/10	200,000
DNB Nor Bank ASA NY	200,000	0.230	06/03/10	200,000
DNB Nor Bank ASA NY (next reset date 06/03/10) (Ê)(l)	90,000	0.368	03/03/11	90,000
Nordea Bank (next reset date 08/18/10) (Ê)	400,000	0.320	08/05/10	400,000
Rabobank	200,000	0.210	06/24/10	200,000
Rabobank (next reset date 08/16/10 ) (Ê)	350,000	0.325	08/03/10	350,000
Royal Bank of Canada	200,000	0.240	06/30/10	200,000
Royal Bank of Scotland	300,000	0.440	09/03/10	300,000
Royal Bank of Scotland (next reset date 07/21/10) (Ê)	150,000	0.455	10/18/10	150,000
Societe Generale	500,000	0.300	07/09/10	500,000
Svenska Handelsbanken AB	100,000	0.300	07/28/10	100,000
Toronto-Dominion	45,000	0.270	08/18/10	45,000
Toronto-Dominion (next reset date 06/07/10) (Ê)	35,000	0.280	11/05/10	35,000
Toronto-Dominion (next reset date 06/09/10) (Ê)	40,000	0.297	12/09/10	40,000
Toronto-Dominion (next reset date 06/04/10) (Ê)	50,000	0.278	02/04/11	50,000
Toronto-Dominion (next reset date 06/10/10) (Ê)	44,000	0.297	03/10/11	44,000
UBS AG	71,000	0.250	06/16/10	71,000
Total Yankee Certificates of Deposit (amortized cost $5,585,001)				5,585,001
Total Investments - 72.4% (amortized cost $9,680,968)				9,680,968

Prime Money Market Fund
6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 27.6%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $500,000 dated May 28, 2010, at 0.200% to be repurchased at $500,011 on June 1, 2010, collateralized by: $693,804 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $1,200,000 dated May 28, 2010, at 0.190% to be repurchased at $1,200,025 on June 1, 2010, collateralized by: $857,088 par various United States Treasury Obligations, valued at $1,224,000	1,200,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $500,000 dated May 28, 2010, at 0.190% to be repurchased at $500,011 on June 1, 2010, collateralized by: $486,252 par various United States Treasury Obligations,, valued at $510,000	500,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $500,000 dated May 28, 2010, at 0.200% to be repurchased at $500,011 on June 1, 2010, collateralized by: $1,095,964 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $500,000 dated May 28, 2010, at 0.200% to be repurchased at $500,011 on June 1, 2010, collateralized by: $467,636 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with JP Morgan Securities Inc. and JP Morgan Chase Bank (Tri-Party) of $500,000 dated May 28, 2010, at 0.210% to be repurchased at $500,012 on June 1, 2010, collateralized by: $521,109 par various United States Government Agency Mortgage Obligations, valued at $510,001	500,000
Total Repurchase Agreements (identified cost $3,700,000)	3,700,000
Total Investments and Repurchase Agreements - 100.0%* (cost $13,380,968) (†)	13,380,968
Other Assets and Liabilities, Net - (0.0%)	(757)
Net Assets - 100.0%	13,380,211

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund
7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2009 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144) or 4(2) commerical paper. Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(ß)  Illiquid security.

*  Unless otherwise indicated, the value of the securities of the Fund are determined based on level two inputs. (Note 2)

Notes to Schedules of Investments
8

SSgA
Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Quarterly Report
9

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of May 31, 2010, $13,744,240 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

Notes to Quarterly Report
10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
11

IMMQR-05/10

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2010

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 98.8%
Asset-Backed Securities - 0.5%
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	108
USAA Auto Owner Trust Series 2008-1 Class A4 4.500% due 10/15/13	100	104
		212
Corporate Bonds and Notes - 23.1%
Alabama Power Co. 5.700% due 02/15/33	50	52
Altria Group, Inc. 9.250% due 08/06/19	500	593
American Express Co. 8.125% due 05/20/19	250	305
American International Group, Inc. 4.250% due 05/15/13	250	231
Anheuser-Busch InBev Worldwide Inc. (?) 5.000% due 04/15/20	250	254
Axis Specialty Finance LLC 5.875% due 06/01/20	250	240
Ball Corp. 6.750% due 09/15/20	250	243
Bank of America Corp. 2.100% due 04/30/12	225	230
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	84
CBS Corp. 5.750% due 04/15/20	250	255
CF Industries, Inc. 6.875% due 05/01/18	265	265
Citibank NA 1.375% due 08/10/11	250	252
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	87
DIRECTV Holdings LLC (?) 3.550% due 03/15/15	250	250
Discover Bank 7.000% due 04/15/20	250	246
Discovery Communications LLC 6.350% due 06/01/40	125	126
Dow Chemical Co. (The) 8.550% due 05/15/19	200	237
Duke Realty, LP 6.750% due 03/15/20	250	262
Exelon Generation Co. LLC 5.200% due 10/01/19	250	258

	Principal Amount ($) or Shares	Market Value $
FIA Card Services NA 6.625% due 06/15/12	150	160
Fidelity National Financial, Inc. 6.600% due 05/15/17	500	499
General Electric Capital Corp. 2.200% due 06/08/12	225	230
5.000% due 01/08/16	50	52
6.875% due 01/10/39	50	53
General Electric Co. 5.000% due 02/01/13	100	107
Goldman Sachs Group, Inc. (The) 5.000% due 10/01/14	125	127
5.750% due 10/01/16	100	103
5.950% due 01/15/27	70	63
HCA, Inc. (?) 8.500% due 04/15/19	250	261
Hess Corp. 7.300% due 08/15/31	25	29
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	71
HSBC Finance Capital Trust IX 5.911% due 11/30/35	300	253
HSBC Finance Corp. 7.000% due 05/15/12	100	108
International Paper Co. 7.300% due 11/15/39	250	267
Kraft Foods, Inc. 6.500% due 11/01/31	25	26
L-3 Communications Corp. 5.200% due 10/15/19	250	259
Lincoln National Corp. 8.750% due 07/01/19	415	511
Lubrizol Corp. 6.500% due 10/01/34	25	24
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	103
MetLife, Inc. 6.750% due 06/01/16	100	112
Morgan Stanley 5.750% due 10/18/16	100	100
Newell Rubbermaid, Inc. 10.600% due 04/15/19	250	336
News America, Inc. 6.900% due 08/15/39	50	56
Owens Corning 7.000% due 12/01/36	200	200
Phillips-Van Heusen Corp. 7.375% due 05/15/20	200	201
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	54

Bond Market Fund
3

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble - Esop Series A 9.360% due 01/01/21	21	28
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	25
Spectra Energy Capital LLC 5.650% due 03/01/20	250	262
Teco Finance, Inc. 4.000% due 03/15/16	215	217
Thermo Fisher Scientific, Inc. 4.700% due 05/01/20	250	260
TW Telecom Holdings Inc. (?) 8.000% due 03/01/18	250	251
Verizon Communications, Inc. 5.850% due 09/15/35	150	148
ZFS Finance USA Trust I (?) 6.150% due 12/15/65	220	207
		10,233
International Debt - 4.3%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	45
America Movil SAB de CV (?) 5.000% due 03/30/20	250	249
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	27
Brazilian Government International Bond Series A 8.000% due 01/15/18	44	51
7.125% due 01/20/37	100	115
British Telecommunications PLC 9.625% due 12/15/30	200	250
Canadian Pacific Railway Co. 9.450% due 08/01/21	40	55
Credit Agricole SA (ƒ)(?) 6.637% due 05/29/49	250	177
European Investment Bank 5.125% due 09/13/16	150	168
Kreditanstalt fuer Wiederaufbau 3.250% due 03/15/13	150	156
Mexico Government International Bond 6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	112
Scottish Power, Ltd. 5.810% due 03/15/25	100	99
Talisman Energy, Inc. 5.850% due 02/01/37	25	24
Vale Overseas, Ltd. 6.250% due 01/23/17	50	54

	Principal Amount ($) or Shares	Market Value $
WPP Finance UK 8.000% due 09/15/14	250	293
		1,902
Mortgage-Backed Securities - 40.9%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	265
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	290	299
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.825% due 06/15/38	243	255
Fannie Mae 6.000% due 2013	124	134
5.500% due 2014	4	4
6.500% due 2014	165	178
7.500% due 2015	18	19
6.500% due 2016	27	30
5.000% due 2018	398	428
5.500% due 2018	200	217
5.500% due 2019	84	91
8.000% due 2023	—	—	±
9.000% due 2025	260	302
9.000% due 2026	2	2
7.500% due 2027	95	107
6.000% due 2028	12	13
6.000% due 2029	3	4
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	2	3
4.500% due 2033	589	609
6.000% due 2033	180	197
5.500% due 2034	741	794
5.112% due 2036 (Ê)	932	978
6.000% due 2038	1,268	1,368
4.500% due 2039	365	374
4.000% due 2040	675	671
30 Year TBA (Ï) 4.500%	2,700	2,773
Freddie Mac 6.000% due 2016	58	62
7.000% due 2016	76	82
4.500% due 2019	282	298
4.500% due 2023	165	173
8.500% due 2025	1	1
6.500% due 2029	77	85
7.000% due 2030	2	2
7.000% due 2031	88	98
6.500% due 2032	271	299
6.000% due 2033	97	106

Bond Market Fund
4

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.500% due 2033	486	536
7.000% due 2033	158	177
5.000% due 2035	1,531	1,611
5.500% due 2038	1,477	1,575
Ginnie Mae I 8.000% due 2012	19	21
10.000% due 2013	2	2
7.500% due 2022	—	1
7.000% due 2023	72	81
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	33	37
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	8	9
7.000% due 2028	13	15
7.500% due 2028	13	16
8.500% due 2028	17	20
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	12	14
8.000% due 2030	41	47
6.500% due 2032	88	97
7.000% due 2032	96	109
7.500% due 2032	7	8
5.000% due 2033	206	220
5.500% due 2038	282	305
6.000% due 2038	428	464
4.500% due 2039	247	254
30 Year TBA (Ï) 4.500%	450	462
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	290
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	200	196
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	208
		18,126
United States Government Agencies - 1.2%
Federal Home Loan Bank Series 467 5.250% due 06/18/14	200	226
Federal Home Loan Bank 4.750% due 09/11/15	150	167

	Principal Amount ($) or Shares	Market Value $
Freddie Mac 6.750% due 03/15/31	125	159
		552
United States Government Treasuries - 28.8%
United States Treasury Notes 0.875% due 02/29/12	950	953
1.375% due 10/15/12	62	62
1.750% due 04/15/13	1,000	1,015
2.625% due 12/31/14	250	257
2.500% due 03/31/15	3,523	3,598
2.500% due 04/30/15	964	983
2.125% due 05/31/15	275	275
3.625% due 08/15/19	200	205
3.500% due 05/15/20	3,479	3,537
5.250% due 11/15/28	675	782
4.500% due 08/15/39	465	486
4.625% due 02/15/40	555	593
		12,746
Total Long-Term Investments (cost $42,252)		43,771
Short-Term Investments - 8.0%
Fannie Mae 6.000% due 03/01/11	1	1
8.000% due 01/01/11	1	1
JPMorgan Chase & Co. 1.650% due 02/23/11	250	252
SSgA Prime Money Market Fund	2,811,619	2,812
United States Treasury Notes (§) 2.750% due 07/31/10	300	301
0.875% due 04/30/11	150	151
Total Short-Term Investments (cost $3,516)		3,518
Total Investments - 106.8% (identified cost $45,768)		47,289
Other Assets and Liabilities, Net - (6.8%)		(2,993)
Net Assets - 100.0%		44,296

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	23	USD	5,017	09/10	5
United States Treasury 5 Year Notes	5	USD	583	09/10	(2)
United States Treasury 30 Year Notes	1	USD	123	09/10	(2)
Short Positions
United States Treasury 10 Year Notes	33	USD	3,956	09/10	20
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					21

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$212	$—	$212
Corporate Bonds and Notes	—	10,233	—	10,233
International Debt	—	1,902	—	1,902
Mortgage-Backed Securities	—	18,126	—	18,126
United States Government Agencies	—	552	—	552
United States Government Treasuries	—	12,746	—	12,746
Short-Term Investments	2,812	706	—	3,518
Total Investments	$2,812	$44,477	$—	$47,289
Other Financial Instruments*
Futures Contracts	21	—	—	21
Total Other Financial Instruments	$21	$—	$—	$21

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund
6

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.8%
Corporate Bonds and Notes - 28.5%
Altria Group, Inc. 9.250% due 08/06/19	250	296
American Express Co. 5.250% due 09/12/11	75	78
American International Group, Inc. 4.250% due 05/15/13	250	231
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	53
Anheuser-Busch InBev Worldwide, Inc. (?) 5.000% due 04/15/20	250	254
Axis Specialty Finance LLC 5.875% due 06/01/20	250	240
Bank of America Corp. 2.100% due 04/30/12	175	179
4.500% due 04/01/15	250	248
Boston Properties, LP 6.250% due 01/15/13	30	33
Burlington Northern Santa Fe LLC 5.650% due 05/01/17	50	55
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	80
CBS Corp. 5.750% due 04/15/20	250	255
Cisco Systems, Inc. 5.500% due 02/22/16	100	113
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	109
Comcast Corp. 6.500% due 01/15/15	50	57
4.950% due 06/15/16	25	26
ConocoPhillips 4.750% due 10/15/12	50	54
Devon Financing Corp. ULC 6.875% due 09/30/11	50	53
DIRECTV Holdings LLC (?) 3.550% due 03/15/15	250	250
Discover Bank 7.000% due 04/15/20	250	246
Discovery Communications LLC 5.050% due 06/01/20	100	100
Dover Corp. 4.875% due 10/15/15	25	28
Dow Chemical Co. (The) 8.550% due 05/15/19	150	178
Duke Realty, LP 6.750% due 03/15/20	250	262
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	1	1

	Principal Amount ($) or Shares	Market Value $
Fidelity National Financial, Inc. 6.600% due 05/15/17	500	499
Genentech, Inc. 4.750% due 07/15/15	50	55
General Electric Capital Corp. 2.200% due 06/08/12	175	179
Series MTNA 6.000% due 06/15/12	150	161
General Mills, Inc. 6.000% due 02/15/12	25	27
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Goldman Sachs Group, Inc. (The) 1.625% due 07/15/11	250	253
5.750% due 10/01/16	75	77
5.625% due 01/15/17	50	50
Goodrich Corp. 7.625% due 12/15/12	30	34
Hershey Co. (The) 4.850% due 08/15/15	50	54
HJ Heinz Finance Co. 6.000% due 03/15/12	25	27
HSBC Finance Capital Trust IX 5.911% due 11/30/35	250	211
HSBC Finance Corp. 5.500% due 01/19/16	100	107
Iberdrola USA, Inc. 6.750% due 06/15/12	55	59
International Business Machines Corp. 4.750% due 11/29/12	50	54
JPMorgan Chase & Co. 3.125% due 12/01/11	350	362
4.750% due 05/01/13	125	133
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	223
Lincoln National Corp. 8.750% due 07/01/19	135	166
Merck & Co., Inc. 4.375% due 02/15/13	75	80
MetLife, Inc. 6.750% due 06/01/16	100	112
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	136
Morgan Stanley 2.000% due 09/22/11	350	355
Series GMTN 0.595% due 01/09/14	100	92
6.625% due 04/01/18	100	103
National Fuel Gas Co. 5.250% due 03/01/13	20	21
Newell Rubbermaid, Inc. 10.600% due 04/15/19	250	336

Intermediate Fund
7

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
News America, Inc. 6.900% due 03/01/19	125	146
PSEG Power LLC 5.500% due 12/01/15	50	55
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	54
Qwest Corp. 7.875% due 09/01/11	50	52
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Southern Copper Corp. 5.375% due 04/16/20	180	179
Teco Finance, Inc. 4.000% due 03/15/16	215	217
United Technologies Corp. 6.100% due 05/15/12	90	99
Verizon Communications, Inc. 8.750% due 11/01/18	125	159
Viacom, Inc. 6.250% due 04/30/16	50	56
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	54
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	140
WellPoint Health Networks, Inc. 6.375% due 01/15/12	30	32
Wells Fargo & Co. 3.000% due 12/09/11	350	361
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	99
Xerox Corp. 6.400% due 03/15/16	70	78
ZFS Finance USA Trust I (?) 6.150% due 12/15/65	215	202
		9,539
International Debt - 7.7%
America Movil SAB de CV (?) 5.000% due 03/30/20	250	249
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	30
BP Capital Markets PLC 5.250% due 11/07/13	175	188
Brazilian Government International Bond Series A 8.000% due 01/15/18	89	101
British Telecommunications PLC 5.950% due 01/15/18	100	103

	Principal Amount ($) or Shares	Market Value $
Credit Agricole SA (ƒ)(?) 6.637% due 05/29/49	250	177
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	80
European Investment Bank 4.250% due 07/15/13	225	242
Hydro Quebec Series IF 8.000% due 02/01/13	85	99
Korea National Housing Corp. (Ê)(?) 0.734% due 11/22/11	90	90
Kreditanstalt fuer Wiederaufbau 3.250% due 03/15/13	150	157
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	113
Petrobras International Finance Co. 6.125% due 10/06/16	25	27
Republic of Italy Series DTC 5.625% due 06/15/12	75	79
5.250% due 09/20/16	125	133
Rogers Communications, Inc. 6.250% due 06/15/13	75	83
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	94
South Africa Government International Bond 7.375% due 04/25/12	50	55
Telefonica Emisiones SAU 6.421% due 06/20/16	65	72
Tyco International Finance SA 6.000% due 11/15/13	25	28
Vale Overseas, Ltd. 6.250% due 01/23/17	75	81
WPP Finance UK 8.000% due 09/15/14	250	293
		2,574
Mortgage-Backed Securities - 2.3%
Fannie Mae (Ï) 30 Year TBA 4.500%	700	714
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	45	46
		760
United States Government Treasuries - 59.3%
United States Treasury Notes 1.000% due 03/31/12	1,000	1,005

Intermediate Fund
8

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
1.375% due 10/15/12	33	33
1.750% due 04/15/13	3,000	3,045
3.125% due 04/30/13	1,000	1,056
3.500% due 05/31/13	500	534
3.375% due 07/31/13	1,250	1,328
1.750% due 01/31/14	800	803
1.875% due 02/28/14	1,575	1,587
2.625% due 12/31/14	250	257
2.500% due 03/31/15	4,242	4,332
2.500% due 04/30/15	685	699
2.125% due 05/31/15	275	275
3.000% due 08/31/16	405	414
3.500% due 05/15/20	4,409	4,482
		19,850
Total Long-Term Investments (cost $31,955)		32,723

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.9%
SSgA Prime Money Market Fund	769,438	769
United States Treasury Notes 2.750% due 07/31/10 (§)	200	201
Total Short-Term Investments (cost $969)		970
Total Investments - 100.7% (identified cost $32,924)		33,693
Other Assets and Liabilities, Net - (0.7%)		(236)
Net Assets - 100.0%		33,457

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	14	USD	3,054	09/10	3
Short Positions
United States Treasury 5 Year Notes	7	USD	819	09/10	3
United States Treasury 10 Year Notes	25	USD	3,012	09/10	15
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					21

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
9

SSgA
Intermediate Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds and Notes	$—	$9,539	$—	$9,539
International Debt	—	2,574	—	2,574
Mortgage-Backed Securities	—	760	—	760
United States Government Treasuries	—	19,850	—	19,850
Short-Term Investments	769	201	—	970
Total Investments	$769	$32,924	$—	$33,693
Other Financial Instruments*
Futures Contracts	21	—	—	21
Total Other Financial Instruments	$21	$—	$—	$21

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund
10

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.8%
Corporate Bonds and Notes - 83.3%
ABN Amro North American Holding Preferred Capital Repackage Trust I (ƒ)(?) 6.523% due 12/29/49	500	390
AES Corp. (The) (?) 9.750% due 04/15/16	300	319
Affinia Group, Inc. (?) 10.750% due 08/15/16	50	54
Albertsons, Inc. 7.450% due 08/01/29	230	193
Ally Financial, Inc. Series * 6.875% due 08/28/12	150	148
8.000% due 11/01/31	250	228
Series 8 6.750% due 12/01/14	175	167
American Casino & Entertainment Properties LLC 11.000% due 06/15/14	450	426
American General Finance Corp. 5.625% due 08/17/11	175	168
6.900% due 12/15/17	375	298
American International Group, Inc. 8.175% due 05/15/58	275	215
Apria Healthcare Group, Inc. (?) 11.250% due 11/01/14	130	137
Arch Coal, Inc. (?) 8.750% due 08/01/16	160	163
Atlas Energy Operating Co. LLC 10.750% due 02/01/18	225	239
Atlas Pipeline Partners, LP 8.125% due 12/15/15	350	331
Avis Budget Car Rental LLC (?) 9.625% due 03/15/18	100	100
Bausch & Lomb, Inc. 9.875% due 11/01/15	100	102
Beazer Homes USA, Inc. 6.500% due 11/15/13	400	373
Berry Plastics Corp. 8.875% due 09/15/14	175	168
10.250% due 03/01/16	175	156
Biomet, Inc. 11.625% due 10/15/17	200	214
Boise Paper Holdings LLC (?) 8.000% due 04/01/20	100	101
Bon-Ton Department Stores, Inc. (The) 10.250% due 03/15/14	175	174

	Principal Amount ($) or Shares	Market Value $
Cengage Learning Acquisitions, Inc. (?) 10.500% due 01/15/15	225	204
Cenveo Corp. (?) 8.875% due 02/01/18	100	97
Chesapeake Energy Corp. 6.500% due 08/15/17	650	632
CIT Group Funding Co. of Delaware LLC 10.250% due 05/01/17	50	51
CIT Group, Inc. 7.000% due 05/01/17	1,075	970
Citigroup Capital XXI 8.300% due 12/21/57	225	215
Clear Channel Communications, Inc. 5.500% due 09/15/14	275	153
Clear Channel Worldwide Holdings, Inc. (?) 9.250% due 12/15/17	217	221
Clearwire Communications (?) 12.000% due 12/01/15	185	179
Cleaver-Brooks, Inc. (?) 12.250% due 05/01/16	350	353
Cloud Peak Energy Resources LLC (?) 8.500% due 12/15/19	175	174
Connacher Oil and Gas, Ltd. (?) 10.250% due 12/15/15	325	312
Continental Airlines 2007-1 Class C Pass Through Trust Series 071C 7.339% due 04/19/14	332	319
Cricket Communications, Inc. 10.000% due 07/15/15	475	487
CSC Holdings LLC (?) 8.625% due 02/15/19	275	287
DAE Aviation Holdings, Inc. (?) 11.250% due 08/01/15	375	376
Delta Air Lines, Inc. (?) 12.250% due 03/15/15	300	311
Deluxe Corp. 7.375% due 06/01/15	200	198
Developers Diversified Realty Corp. 5.500% due 05/01/15	200	193
DJO Finance LLC / DJO Finance Corp. (?) 10.875% due 11/15/14	125	130
Dole Food Co., Inc. (?) 8.000% due 10/01/16	150	150
Dynegy Holdings, Inc. 7.500% due 06/01/15	250	205
Edison Mission Energy 7.000% due 05/15/17	175	118
El Paso Corp. 7.250% due 06/01/18	275	269

High Yield Bond Fund
11

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy Future Holdings Corp. 10.875% due 11/01/17	275	202
10.000% due 01/15/20 (?)	100	100
Express LLC / Express Finance Corp. (?) 8.750% due 03/01/18	350	353
FireKeepers Development Authority (?) 13.875% due 05/01/15	300	343
First Data Corp. 9.875% due 09/24/15	250	204
11.250% due 03/31/16	175	112
Ford Motor Co. 7.450% due 07/16/31	300	267
Ford Motor Credit Co. LLC 7.500% due 08/01/12	50	51
8.000% due 06/01/14	225	227
Freescale Semiconductor, Inc. 8.875% due 12/15/14	75	68
9.250% due 04/15/18 (?)	175	174
Genworth Financial, Inc. 6.150% due 11/15/66	300	209
GeoEye, Inc. (?) 9.625% due 10/01/15	50	50
Georgia-Pacific LLC (?) 7.125% due 01/15/17	350	348
Goodman Global Group, Inc. (?) Zero coupon due 12/15/14	750	446
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	210	223
Gray Television, Inc. (?) 10.500% due 06/29/15	175	165
GWR Operating Partnership LLP (?) 10.875% due 04/01/17	175	172
GXS Worldwide, Inc. (?) 9.750% due 06/15/15	375	352
Harrah's Operating Co., Inc. 11.250% due 06/01/17 325 340 12.750% due 04/15/18 (?)	125	116
HCA, Inc. 9.250% due 11/15/16	480	503
8.500% due 04/15/19 (?)	700	731
Headwaters, Inc. 11.375% due 11/01/14	155	156
Hexion US Finance Corp. 9.750% due 11/15/14	250	239
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. (?) 8.000% due 01/15/18	100	94
International Lease Finance Corp. 6.375% due 03/25/13	275	250
8.625% due 09/15/15 (?)	175	161

	Principal Amount ($) or Shares	Market Value $
iStar Financial, Inc. Series 1 5.875% due 03/15/16	250	180
Kansas City Southern Railway 13.000% due 12/15/13	70	81
Landry's Restaurants, Inc. 11.625% due 12/01/15	190	198
Level 3 Financing, Inc. (?) 10.000% due 02/01/18	175	154
Libbey Glass, Inc. (?) 10.000% due 02/15/15	100	104
Liberty Mutual Group, Inc. (?) 10.750% due 06/15/88	150	161
Limited Brands, Inc. 8.500% due 06/15/19	175	186
Lincoln National Corp. 6.050% due 04/20/67	275	212
Linn Energy LLC/Linn Energy Finance Corp. 11.750% due 05/15/17	275	304
Lyondell Chemical Co. 11.000% due 05/01/18	525	556
MacDermid, Inc. (?) 9.500% due 04/15/17	350	351
Macy's Retail Holdings, Inc. 8.375% due 07/15/15	300	331
6.900% due 04/01/29	225	214
MBIA Insurance Corp. (?) 14.000% due 01/15/33	100	48
McClatchy Co. (The) (?) 11.500% due 02/15/17	175	176
MGM Mirage 6.750% due 04/01/13	150	131
9.000% due 03/15/20 (?)	175	175
Michaels Stores, Inc. 11.375% due 11/01/16	100	103
Mirant Americas Generation LLC 8.500% due 10/01/21	225	206
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	300	262
Momentive Performance Materials, Inc. 11.500% due 12/01/16	150	134
Murray Energy Corp. (?) 10.250% due 10/15/15	175	174
Navios Maritime Holdings, Inc. 9.500% due 12/15/14	175	170
Navistar International Corp. 8.250% due 11/01/21	205	205
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	175	172
New Communications Holdings, Inc. (?) 8.750% due 04/15/22	450	442

High Yield Bond Fund
12

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NFR Energy LLC/NFR Energy Finance Corp. (?) 9.750% due 02/15/17	150	140
Nielsen Finance LLC / Nielsen Finance Co. 11.625% due 02/01/14	150	161
12.500% due 08/01/16	350	324
NRG Energy, Inc. 7.375% due 01/15/17	195	185
Nuveen Investments, Inc. 5.500% due 09/15/15	300	228
OPTI Canada, Inc. 8.250% due 12/15/14	350	299
PAETEC Holding Corp. 9.500% due 07/15/15	100	97
Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. 8.250% due 04/15/18	330	323
Petrohawk Energy Corp. 7.875% due 06/01/15	350	339
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	360
Ply Gem Industries, Inc. 11.750% due 06/15/13	350	359
Provident Funding Associates (?) 10.250% due 04/15/17	175	174
Radian Group, Inc. 5.375% due 06/15/15	100	78
Radnet Management, Inc. (?) 10.375% due 04/01/18	350	320
Realogy Corp. 10.500% due 04/15/14	175	149
Reddy Ice Corp. (?) 11.250% due 03/15/15	175	177
Regions Financing Trust II 6.625% due 05/01/77	275	200
Revlon Consumer Products Corp. (?) 9.750% due 11/15/15	375	382
Reynolds Group Issuer, Inc. (?) 8.500% due 05/15/18	525	499
Rite Aid Corp. 9.500% due 06/15/17	100	80
RSC Equipment Rental, Inc. (?) 10.000% due 07/15/17	225	242
Sabine Pass LNG, LP 7.500% due 11/30/16	150	125
SandRidge Energy, Inc. 8.625% due 04/01/15	425	395
Seagate Technology International (?) 10.000% due 05/01/14	100	112

	Principal Amount ($) or Shares	Market Value $
ServiceMaster Co. (The) (?) 10.750% due 07/15/15	350	350
Sprint Nextel Corp. 8.375% due 08/15/17	900	884
Standard Pacific Corp. 8.375% due 05/15/18	350	335
Steel Dynamics, Inc. 6.750% due 04/01/15	200	193
SunGard Data Systems, Inc. 9.125% due 08/15/13	200	202
Surgical Care Affiliates, Inc. (?) 10.000% due 07/15/17	450	442
Telcordia Technologies, Inc. (?) 11.000% due 05/01/18	150	145
Telesat Canada / Telesat LLC 11.000% due 11/01/15	250	271
Tenneco, Inc. 8.625% due 11/15/14	185	183
Terremark Worldwide, Inc. (?) 12.250% due 06/15/17	500	567
Tesoro Corp. 9.750% due 06/01/19	150	153
Texas Competitive Electric Holdings Co. LLC Series A 10.250% due 11/01/15	250	168
Tops Markets LLC (?) 10.125% due 10/15/15	375	387
Toys R US, Inc. 7.375% due 10/15/18	260	246
Umbrella Acquisition, Inc. (?) 9.750% due 03/15/15	175	149
Unisys Corp. (?) 14.250% due 09/15/15	300	351
United Air Lines, Inc. (?) 9.875% due 08/01/13	375	383
United Surgical Partners International, Inc. 9.250% due 05/01/17	225	223
Verso Paper Holdings LLC / Verso Paper, Inc. Series B 11.375% due 08/01/16	440	382
Visant Holding Corp. 10.250% due 12/01/13	150	153
West Corp. 11.000% due 10/15/16	250	253
Wind Acquisition Finance SA (?) 11.750% due 07/15/17	250	255
Wyle Services Corp. (?) 10.500% due 04/01/18	350	343

High Yield Bond Fund
13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wyndham Worldwide Corp. 9.875% due 05/01/14	50	55
XM Satellite Radio, Inc. (?) 11.250% due 06/15/13	225	241
Yankee Acquisition Corp. Series B 9.750% due 02/15/17	200	202
		36,818
International Debt - 7.5%
Ashtead Holdings PLC (?) 8.625% due 08/01/15	150	149
BOI Capital Funding No. 3, LP (ƒ)(?) 6.107% due 08/29/49	250	170
Gibson Energy ULC (?) 11.750% due 05/27/14 175 189 10.000% due 01/15/18	175	171
Global Crossing, Ltd. (?) 12.000% due 09/15/15	375	409
HBOS Capital Funding, LP (ƒ)(?) 6.071% due 06/29/49	150	107
Ineos Group Holdings PLC (?) 8.500% due 02/15/16	175	133
Intelsat Jackson Holdings SA 11.250% due 06/15/16	300	316
Intelsat Luxembourg SA 11.500% due 02/04/17	186	183
Intelsat Subsidiary Holding Co. SA (?) 8.875% due 01/15/15	125	126
Novelis, Inc. 11.500% due 02/15/15	300	325

	Principal Amount ($) or Shares	Market Value $
NXP Funding LLC 9.500% due 10/15/15	100	86
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(?) 7.191% due 12/29/49	200	170
UPC Holding BV (?) 9.875% due 04/15/18	300	303
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	200	205
XL Capital, Ltd. (ƒ) Series E 6.500% due 03/29/49	375	262
		3,304
Total Long-Term Investments (cost $37,533)		40,122
Short-Term Investments - 4.3%
SSgA Prime Money Market Fund	1,886,464	1,886
Total Short-Term Investments (cost $1,886)		1,886
Total Investments - 95.1% (identified cost $39,419)		42,008
Other Assets and Liabilities, Net - 4.9%		2,163
Net Assets - 100.0%		44,171

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds and Notes	$—	$36,818	$—	$36,818
International Debt	—	3,304	—	3,304
Short-Term Investments	1,886	—	—	1,886
Total Investments	$1,886	$40,122	$—	$42,008

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund
14

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2010 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(?)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
15

SSgA

Fixed Income Funds

Notes to Financial Statements — May 31, 2010 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board. Pricing services generally use matrix pricing which take into consideration yield or bond prices of comparable quality, coupon, maturity and type, as well as a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At May 31, 2010, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value ("NAV") per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on

Notes to Financial Statements
16

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — May 31, 2010 (Unaudited)

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended May 31, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Financial Statements
17

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — May 31, 2010 (Unaudited)

Federal Income Taxes

As of May 31, 2010, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$45,786,404	$32,935,061	$39,619,607
Gross Tax Unrealized Appreciation	1,641,598	862,296	2,892,372
Gross Tax Unrealized Depreciation	(138,826)	(103,876)	(504,091)
Net Tax Unrealized Depreciation	$1,502,772	$758,420	$2,388,281

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the

Notes to Financial Statements
18

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — May 31, 2010 (Unaudited)

Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2010 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$25	$21
Liability Derivatives
Unrealized depreciation on futures contracts	$4	$—

* Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets & Liabilities

The High Yield Bond Fund had no derivative instruments as of the period ended May 31, 2010.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. As of period end the Funds did not hold written options.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
19

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — May 31, 2010 (Unaudited)

3. Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2010, there were no outstanding securities on loan and no securities lending income earned during the period.

4. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2010, $5,467,521 of the Central Fund's net assets represents investments by these Funds, and $8,276,719 represents the investments of other Investment Company Funds not presented herein.

5. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2010, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be

Notes to Financial Statements
20

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — May 31, 2010 (Unaudited)

exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

Notes to Financial Statements
21

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

FIQR-05/10

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

May 31, 2010

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.9%
Bermuda - 1.0%
COSCO Pacific, Ltd. (Ñ)	1,244,000	1,506
Credicorp, Ltd.	151,025	13,334
GOME Electrical Appliances Holdings, Ltd. (Æ)	9,815,719	2,986
Hopson Development Holdings, Ltd.	1,858,000	2,243
VimpelCom, Ltd. - ADR (Æ)	106,405	1,655
		21,724
Brazil - 11.2%
Banco Bradesco SA - ADR	1,099,276	17,962
Banco do Brasil SA	584,700	8,344
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	139,696	8,732
Cia de Bebidas das Americas - ADR (Ñ)	162,665	15,671
Cia Paranaense de Energia - ADR (Ñ)	582,533	10,806
Cia Siderurgica Nacional SA - ADR	723,634	10,913
Duratex SA (Æ)(Ñ)	584,932	4,997
Hypermarcas SA (Æ)	255,098	3,472
Lojas Renner SA	134,700	3,204
MRV Engenharia e Participacoes SA	782,626	5,069
Natura Cosmeticos SA	564,800	11,737
OGX Petroleo e Gas Participacoes SA (Æ)	863,900	7,647
Petroleo Brasileiro SA - ADR (Ñ)	1,678,710	55,920
Tractebel Energia SA	509,600	5,713
Usinas Siderurgicas de Minas Gerais SA	272,400	6,576
Vale SA Class B	2,559,955	69,605
Vivo Participacoes SA - ADR	153,832	4,203
		250,571
Cayman Islands - 0.7%
Anta Sports Products, Ltd.	2,355,000	3,971
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	3,542,000	3,390
Golden Eagle Retail Group, Ltd.	2,769,500	5,352
Shimao Property Holdings, Ltd.	2,599,000	3,803
		16,516
China - 11.0%
Agile Property Holdings, Ltd.	5,050,000	5,312
Air China, Ltd. Class H (Æ)	5,292,800	5,239
Bank of China, Ltd. Class H	50,033,000	24,878
BBMG Corp.	1,413,600	1,328
China BlueChemical, Ltd.	3,158,000	1,926
China Citic Bank Corp., Ltd.	7,093,500	4,151
China Coal Energy Co.	3,685,300	5,005
China Construction Bank Corp. Class H	34,025,000	27,237
China High Speed Transmission Equipment Group Co., Ltd.	2,143,000	4,901

	Principal Amount ($) or Shares	Market Value $
China Life Insurance Co., Ltd. Class H	5,530,000	24,061
China Merchants Bank Co., Ltd.	2,760,500	6,592
China Petroleum & Chemical Corp. Class H	13,859,000	10,927
China Shenhua Energy Co., Ltd.	1,764,300	7,034
China Telecom Corp., Ltd. Class H	7,582,000	3,472
Dongfeng Motor Group Co., Ltd. Class H	3,868,000	4,441
Hengan International Group Co., Ltd.	1,312,500	9,522
Industrial & Commercial Bank of China	26,424,000	19,438
Jiangxi Copper Co., Ltd. Class H	3,189,000	6,430
Kingboard Chemical Holdings, Ltd.	402,000	1,875
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	59,578	5,462
PetroChina Co., Ltd. Class H (Ñ)	12,600,000	13,545
Ping An Insurance Group Co. of China, Ltd. Class H	586,500	4,751
Shanghai Electric Group Co., Ltd. Class H (Æ)	4,014,000	1,843
Sinopharm Group Co.	226,000	884
Tencent Holdings, Ltd.	982,600	18,704
Weichai Power Co., Ltd. Class H	610,000	4,442
Xinao Gas Holdings, Ltd.	1,590,000	4,210
Yanzhou Coal Mining Co., Ltd. Class H	4,428,000	10,357
Zhejiang Expressway Co., Ltd. Class H	2,128,000	1,950
Zijin Mining Group Co., Ltd. Class H	6,771,000	4,967
		244,884
Colombia - 0.5%
BanColombia SA - ADR (Ñ)	80,032	3,827
Ecopetrol SA (Ñ)	3,095,309	4,253
Grupo de Inversiones Suramericana SA	149,792	2,240
		10,320
Cyprus - 0.3%
Globaltrans Investment PLC - GDR (Æ)	494,110	6,245
Czech Republic - 1.3%
CEZ AS	338,357	14,130
Komercni Banka AS	47,229	8,102
Telefonica O2 Czech Republic AS	356,662	6,915
		29,147
Egypt - 1.8%
Commercial International Bank Egypt SAE	698,205	8,764
Egyptian Co. for Mobile Services	74,486	2,368
Egyptian Financial Group-Hermes Holding	582,160	2,963
ElSwedy Cables Holding Co. (Æ)	136,363	1,537
Ezz Steel (Æ)(Ñ)	896,785	3,037

Emerging Markets Fund
3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Orascom Construction Industries	161,495	6,835
Orascom Construction Industries - GDR	42,000	1,760
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE	2,648,084	2,645
Orascom Telecom Holding SAE - GDR (Ñ)	438,145	2,270
Talaat Moustafa Group (Æ)(Ñ)	2,377,854	3,282
Telecom Egypt	1,210,213	3,666
		39,127
Hong Kong - 4.2%
Beijing Enterprises Holdings, Ltd.	919,000	5,803
China Agri-Industries Holdings, Ltd.	3,277,600	3,707
China Everbright, Ltd. (Ñ)	1,430,000	3,110
China Mobile, Ltd.	4,225,700	39,352
China Overseas Land & Investment, Ltd.	3,708,320	7,272
China Resources Power Holdings Co., Ltd.	1,240,400	2,517
Citic Pacific, Ltd.	1,473,000	2,673
CNOOC, Ltd.	13,195,500	20,656
Fushan International Energy Group, Ltd.	4,990,000	3,055
Guangdong Investment, Ltd.	2,332,000	1,096
Shanghai Industrial Holdings, Ltd. (Ñ)	1,265,000	5,063
		94,304
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC (Æ)	25,921	2,045
OTP Bank PLC (Æ)(Ñ)	106,105	2,690
Richter Gedeon Nyrt.	6,094	1,133
		5,868
India - 2.5%
Axis Bank, Ltd.	93,606	2,464
Bajaj Auto, Ltd.	33,826	1,571
Bharat Heavy Electricals, Ltd.	20,296	1,014
Dr Reddys Laboratories, Ltd.	55,043	1,607
GAIL India, Ltd.	149,622	1,437
HDFC Bank, Ltd.	91,883	3,740
Hero Honda Motors, Ltd.	27,462	1,134
Hindalco Industries, Ltd.	451,677	1,463
Housing Development Finance Corp.	37,722	2,263
ICICI Bank, Ltd.	246,465	4,570
Infosys Technologies, Ltd.	129,166	7,421
Infrastructure Development Finance Co., Ltd.	336,373	1,119
ITC, Ltd.	352,127	2,144
Jindal Steel & Power, Ltd.	123,871	1,731
JSW Steel, Ltd.	28,278	663
Larsen & Toubro, Ltd.	35,758	1,252
Mahindra & Mahindra, Ltd.	130,137	1,519
Oil & Natural Gas Corp., Ltd.	47,808	1,160

	Principal Amount ($) or Shares	Market Value $
Reliance Industries, Ltd.	321,586	7,146
Sesa Goa, Ltd. (Ñ)	216,128	1,727
Siemens India, Ltd.	63,358	957
Steel Authority of India, Ltd. (Ñ)	170,588	751
Sun Pharmaceutical Industries, Ltd.	6,404	225
Tata Consultancy Services, Ltd.	195,132	3,137
Tata Motors, Ltd.	63,078	1,014
Tata Power Co., Ltd.	29,645	811
Wipro, Ltd.	54,668	778
		54,818
Indonesia - 4.6%
Adaro Energy Tbk PT	15,157,000	3,140
Astra International Tbk PT	3,934,620	17,703
Bank Central Asia Tbk PT	18,780,500	10,788
Bank Mandiri Tbk PT	14,629,000	8,064
Bank Rakyat Indonesia	12,356,500	11,171
Bumi Resources Tbk PT (Ñ)	18,646,000	4,072
Indofood Sukses Makmur Tbk PT	12,140,500	4,727
Perusahaan Gas Negara PT	16,752,500	6,717
Semen Gresik Persero Tbk PT	6,923,500	6,224
Tambang Batubara Bukit Asam Tbk PT	2,727,500	4,991
Telekomunikasi Indonesia Tbk PT	18,720,500	15,395
Unilever Indonesia Tbk PT	2,444,500	4,015
United Tractors Tbk PT (Ñ)	2,653,500	5,078
		102,085
Israel - 0.5%
Teva Pharmaceutical Industries, Ltd. - ADR	201,480	11,045
Malaysia - 0.7%
Axiata Group BHD (Æ)	991,275	1,113
Berjaya Sports Toto BHD (Æ)	389,300	502
CIMB Group Holdings BHD	1,057,600	2,178
DiGi.Com BHD - GDR	110,300	759
Genting BHD	140,100	287
Hong Leong Financial Group BHD	159,300	384
IJM Corp. BHD	399,100	559
IOI Corp. BHD (Ñ)	155,800	225
Kuala Lumpur Kepong BHD	82,800	399
Malayan Banking BHD	983,370	2,134
PLUS Expressways BHD	611,500	594
PPB Group BHD	136,700	643
Public Bank BHD	414,174	1,442
Ramunia Holdings BHD (Æ)	97,520	11
Resorts World BHD	504,500	407
RHB Capital BHD	176,300	307
Sime Darby BHD	720,600	1,715
Telekom Malaysia BHD	557,800	552
Tenaga Nasional BHD	531,400	1,327

Emerging Markets Fund
4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
UMW Holdings BHD	296,300	566
		16,104
Mexico - 5.0%
Alfa SAB de CV Class A	555,100	3,835
America Movil SAB de CV Series L	811,093	38,397
Cemex SAB de CV - ADR (Æ)	153,823	1,666
Fomento Economico Mexicano SAB de CV - ADR	195,700	8,255
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,022,900	3,480
Grupo Bimbo SAB de CV Series A	312,300	2,226
Grupo Financiero Banorte SAB de CV Class O	2,251,715	8,684
Grupo Mexico SAB de CV (Ñ)	4,691,310	11,148
Grupo Modelo SAB de CV	712,700	3,891
Grupo Televisa SA - ADR	440,250	8,184
Kimberly-Clark de Mexico SAB de CV Class A	826,300	4,492
Mexichem SAB de CV (Ñ)	1,859,900	4,958
Wal-Mart de Mexico SAB de CV	5,443,000	12,164
		111,380
Netherlands - 0.1%
X5 Retail Group NV - GDR (Æ)	82,311	2,658
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	358,487	2,551
Peru - 0.5%
Cia de Minas Buenaventura SA - ADR	321,137	11,561
Philippines - 1.2%
Ayala Corp.	243,254	1,754
Ayala Land, Inc.	11,640,800	3,375
Bank of the Philippine Islands	2,930,900	2,806
Energy Development Corp.	33,447,000	3,558
First Philippine Holdings Corp. (Ñ)	1,361,000	1,654
Jollibee Foods Corp.	527,300	694
Metropolitan Bank & Trust	1,467,800	1,798
Philippine Long Distance Telephone Co. - ADR	115,839	5,967
SM Investments Corp.	368,132	3,150
SM Prime Holdings, Inc.	4,892,000	1,102
		25,858
Poland - 1.2%
Bank Pekao SA	60,558	3,004
KGHM Polska Miedz SA	146,362	4,247
Polski Koncern Naftowy Orlen (Æ)	468,105	5,355

	Principal Amount ($) or Shares	Market Value $
Powszechna Kasa Oszczednosci Bank Polski SA	805,011	9,824
Powszechny Zaklad Ubezpieczen SA (Æ)	26,203	2,757
Telekomunikacja Polska SA	299,606	1,398
		26,585
Russia - 9.0%
Federal Grid Co. Unified Energy System JSC	348,339,523	3,975
Gazprom Neft JSC	470,211	1,810
Gazprom OAO - ADR (Ñ)	2,490,089	50,994
Inter Rao Ues OAO	3,359,759,979	5,346
Luka Kotor AD Kotor - ADR (Æ)	379,385	18,362
LUKOIL OAO	112,289	5,407
Mechel - ADR	243,906	5,290
MMC Norilsk Nickel - ADR	1,053,442	17,138
Mobile Telesystems OJSC - ADR	459,227	8,831
NovaTek OAO - GDR	138,263	10,005
Novolipetsk Steel OJSC - GDR	166,629	4,766
Rosneft Oil Co.	1,807,945	12,703
RusHydro (Æ)	37,946,654	2,029
Sberbank of Russian Federation	10,848,789	24,830
Severstal OAO - GDR (Æ)	249,981	2,690
Sistema JSFC - GDR	365,597	9,483
Surgutneftegaz	5,393,998	4,819
Tatneft - ADR	213,296	5,775
TMK OAO - GDR (Æ)	85,967	1,454
VTB Bank OJSC	1,792,148,060	4,230
Wimm-Bill-Dann Foods OJSC	3,517	148
Wimm-Bill-Dann Foods OJSC - ADR	66,653	1,400
		201,485
South Africa - 5.4%
ABSA Group, Ltd.	250,326	4,261
African Rainbow Minerals, Ltd.	108,669	2,475
Anglo Platinum, Ltd. (Æ)	38,459	3,880
AngloGold Ashanti, Ltd. - ADR	184,585	7,738
ArcelorMittal South Africa, Ltd. Class H (Æ)	100,057	1,049
Aspen Pharmacare Holdings, Ltd. (Æ)	171,035	1,795
Aveng, Ltd.	720,433	3,423
Bidvest Group, Ltd. (Ñ)	260,577	4,473
FirstRand, Ltd.	1,249,290	3,211
Gold Fields, Ltd. (Ñ)	496,878	6,839
Impala Platinum Holdings, Ltd.	326,290	8,213
Imperial Holdings, Ltd.	311,584	3,945
Investec, Ltd.	380,046	2,843
Kumba Iron Ore, Ltd.	109,501	4,669
MTN Group, Ltd.	726,826	10,161
Naspers, Ltd. Class N	240,737	9,459
Nedbank Group, Ltd.	285,247	5,049

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Remgro, Ltd.	385,296	4,874
Sanlam, Ltd. (Ñ)	1,120,493	3,472
Sasol, Ltd.	279,172	10,096
Standard Bank Group, Ltd.	521,564	7,314
Steinhoff International Holdings, Ltd. (Æ)	1,548,000	3,975
Tiger Brands, Ltd.	242,778	5,580
Woolworths Holdings, Ltd.	788,950	2,398
		121,192
South Korea - 11.8%
Amorepacific Corp.	4,378	3,351
Daegu Bank, Ltd. (Ñ)	179,290	2,054
Daelim Industrial Co., Ltd.	62,465	2,906
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	90,010	1,329
Dongbu Insurance Co., Ltd.	134,570	3,737
Glovis Co., Ltd.	18,520	1,950
GS Holdings	60,130	1,763
Hana Financial Group, Inc.	190,605	4,792
Honam Petrochemical Corp.	20,640	2,164
Hyundai Department Store Co., Ltd.	46,240	3,928
Hyundai Heavy Industries Co., Ltd. (Ñ)	34,602	6,163
Hyundai Mobis	103,186	16,913
Hyundai Motor Co.	148,651	16,965
Hyundai Steel Co.	65,453	4,776
Industrial Bank of Korea	197,250	2,182
Kangwon Land, Inc.	188,060	2,646
KB Financial Group, Inc.	118,605	4,850
KCC Corp.	7,710	1,727
Korea Zinc Co., Ltd.	14,461	2,342
KT Corp.	154,200	5,678
KT&G Corp.	50,678	2,450
LG Chem, Ltd.	48,546	10,879
LG Corp. Class H	144,995	8,068
LG Display Co., Ltd.	231,440	8,373
LG Electronics, Inc. Class H	48,919	4,144
LG Household & Health Care, Ltd.	26,113	6,871
POSCO	49,695	19,380
Samsung Electronics Co., Ltd.	102,629	66,337
Samsung Engineering Co., Ltd.	36,276	3,102
Samsung Fire & Marine Insurance Co., Ltd.	50,567	7,535
Samsung SDI Co., Ltd. (Ñ)	38,085	4,990
Shinhan Financial Group Co., Ltd.	437,902	15,445
SK Telecom Co., Ltd. (Ñ)	67,267	8,963
Woongjin Coway Co., Ltd.	82,560	2,437
Woori Finance Holdings Co., Ltd.	186,800	2,394
		263,584
Taiwan - 8.5%
Acer, Inc.	3,040,177	7,600

	Principal Amount ($) or Shares	Market Value $
Advanced Semiconductor Engineering, Inc.	1,383,679	1,154
Asia Cement Corp.	3,592,125	3,073
Asustek Computer, Inc.	1,587,888	2,504
AU Optronics Corp.	8,234,587	7,994
Catcher Technology Co., Ltd. (Æ)	674,000	1,630
Cathay Financial Holding Co., Ltd. (Æ)	3,856,459	5,628
China Steel Corp. Class H	6,650,469	6,278
Chinatrust Financial Holding Co., Ltd.	7,272,937	3,692
Chunghwa Telecom Co., Ltd. (Æ)	1,892,353	3,622
Compal Electronics, Inc.	4,298,403	5,204
Coretronic Corp.	2,235,000	3,288
Delta Electronics, Inc.	1,393,000	4,335
Far Eastern New Century Corp.	4,617,365	4,522
Farglory Land Development Co., Ltd.	517,000	1,002
First Financial Holding Co., Ltd.	5,160,000	2,640
Formosa Petrochemical Corp.	650,960	1,530
Formosa Plastics Corp.	5,116,420	10,246
Fubon Financial Holding Co., Ltd. (Æ)	6,092,000	6,888
Hon Hai Precision Industry Co., Ltd.	4,264,052	16,814
HTC Corp.	482,767	6,524
MediaTek, Inc.	682,825	10,932
Mega Financial Holding Co., Ltd. (Ñ)	3,834,000	2,005
Pou Chen Corp. Class B	5,056,500	3,820
Powertech Technology, Inc.	1,970,242	5,854
Silitech Technology Corp.	602,186	1,703
Taiwan Cooperative Bank	5,586,000	3,173
Taiwan Fertilizer Co., Ltd. Class H	974,000	2,694
Taiwan Mobile Co., Ltd. (Ñ)	1,549,092	2,937
Taiwan Semiconductor Manufacturing Co., Ltd.	16,371,782	29,899
Tripod Technology Corp.	1,679,595	6,099
U-Ming Marine Transport Corp.	825,000	1,632
Uni-President Enterprises Corp.	953,756	974
United Microelectronics Corp. (Æ)	4,134,000	1,841
Wafer Works Corp.	1	—	±
Wistron Corp.	3,323,329	5,437
Yuanta Financial Holding Co., Ltd.	7,855,220	4,148
		189,316
Thailand - 1.2%
Advanced Info Service PCL	323,600	736
Banpu PCL	126,600	2,223
Charoen Pokphand Foods PCL	2,228,800	1,191
CP ALL PCL (Ñ)	2,095,128	1,754
Kasikornbank PCL Class R	1,707,800	4,474
Krung Thai Bank PCL	6,731,800	2,295
PTT Aromatics & Refining PCL	3,077,715	2,458
PTT Chemical PCL	233,058	639
PTT Exploration & Production PCL	386,200	1,691
PTT PCL	464,433	3,452

Emerging Markets Fund
6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Siam Cement PCL	254,000	1,859
Siam Commercial Bank PCL	891,900	2,185
Thai Oil PCL	707,318	923
		25,880
Turkey - 4.7%
Akbank TAS	2,369,427	11,882
Anadolu Efes Biracilik Ve Malt Sanayii AS	473,508	5,342
Arcelik AS	1,025,768	4,368
BIM Birlesik Magazalar AS	222,826	6,000
Enka Insaat ve Sanayi AS (Ñ)	138,284	460
Haci Omer Sabanci Holding AS	1,609,071	6,660
KOC Holding AS	2,135,642	7,355
Tupras Turkiye Petrol Rafine	309,736	5,631
Turk Telekomunikasyon AS	1,705,390	5,407
Turkcell Iletisim Hizmet AS	1,291,130	7,006
Turkiye Garanti Bankasi AS	4,998,192	21,559
Turkiye Halk Bankasi AS (Ñ)	847,690	5,623
Turkiye Is Bankasi Class C	3,932,287	12,113
Yapi ve Kredi Bankasi AS (Æ)	2,401,431	6,245
		105,651
United Kingdom - 0.1%
Anglo American PLC (Æ)	59,574	2,285
Tanjong PLC	88,500	470
		2,755
United States - 0.5%
Southern Copper Corp. (Ñ)	337,310	9,944
Total Common Stocks (cost $1,406,804)		2,003,158
Preferred Stocks - 4.1%
Brazil - 2.9%
Banco Bradesco SA	241,780	3,932
Banco do Estado do Rio Grande do Sul	949,083	6,539
Investimentos Itau SA	2,303,600	13,700
Itau Unibanco Holding SA	1,654,637	30,644
Suzano Papel e Celulose SA	302,375	2,633
Ultrapar Participacoes SA	175,600	7,910
		65,358
Russia - 0.5%
AK Transneft OAO (Æ)	5,638	4,770
Surgutneftegaz	12,328,884	5,326
		10,096
South Korea - 0.7%
Hyundai Motor Co.	92,800	4,030

	Principal Amount ($) or Shares	Market Value $
LG Electronics, Inc.	19,920	684
Samsung Electronics Co., Ltd.	27,929	11,905
		16,619
Total Preferred Stocks (cost $50,623)		92,073
Warrants & Rights - 5.3%
Brazil - 0.0%
Investimentos Itau SA (Ñ)(Æ)	15,593	11
China - 0.0%
Kingboard Chemical Holdings, Ltd. (Æ)	40,200	18
India - 0.0%
Tata Motors, Ltd. (Æ) 2011 Warrants	46,293	766
Malaysia - 0.0%
IJM Land BHD (Æ) 2013 Warrants	85,730	23
Netherland Antilles - 2.4%
Merrill Lynch & Co. (l)(Ñ)(Æ)	15,454	6,925
Merrill Lynch & Co. (l)(Æ)	62,074	27,816
MSCI Daily Trust Net Emerging Markets India USD (l)(Æ) 2010 Warrants	40,730	19,085
		53,826
Netherlands - 0.9%
Merrill Lynch & Co. (l)(Æ) 2011 Warrants	44,093	19,758
United Kingdom - 0.7%
MSCI GCC Countries ex Saudi Arabia Net TR USD (Æ) 2011 Warrants	38,890	14,875
United States - 1.3%
Citigroup Global Markets (Æ) 2010 Warrants	62,119	29,162
Total Warrants & Rights (cost $116,379)		118,439
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	100	—	±
Total Short-Term Investments (cost $0)		—	±

Emerging Markets Fund
7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 10.7%
State Street Navigator Securities Prime Lending Portfolio (d)	238,073,054	238,073
Total Other Securities (cost $238,073)		238,073
Total Investments - 110.0% (identified cost $1,811,879)		2,451,743
Other Assets and Liabilities, Net - (10.0%)		(221,939)
Net Assets - 100.0%		2,229,804

A portion of the portfolio has been fair valued as of period end.

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Barclays Bank	1,312	3 Month USD LIBOR- BBA minus 1.50%	08/19/10	(32)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	7,201	3 Month USD LIBOR- BBA minus 1.50%	05/28/10	(633)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,206	3 Month USD LIBOR- BBA minus 1.30%	06/11/10	(390)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	9,724	3 Month USD LIBOR- BBA minus 0.45%	05/04/11	(1,509)
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	1,664	3 Month USD LIBOR- BBA minus 1.65%	07/14/10	(215)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(2,779)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
8

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$14,989	$6,735	$—	$21,724
Brazil	250,571	—	—	250,571
Cayman Islands	—	16,516	—	16,516
China	5,462	239,422	—	244,884
Colombia	8,080	2,240	—	10,320
Cyprus	—	6,245	—	6,245
Czech Republic	—	29,147	—	29,147
Egypt	16,132	22,995	—	39,127
Hong Kong	—	94,304	—	94,304
Hungary	—	5,868	—	5,868
India	—	54,818	—	54,818
Indonesia	—	102,085	—	102,085
Israel	11,045	—	—	11,045
Malaysia	—	16,104	—	16,104
Mexico	111,380	—	—	111,380
Netherlands	—	2,658	—	2,658
Nigeria	2,551	—	—	2,551
Peru	11,561	—	—	11,561
Philippines	5,967	19,891	—	25,858
Poland	2,757	23,828	—	26,585
Russia	86,477	115,008	—	201,485
South Africa	13,318	107,874	—	121,192
South Korea	—	263,584	—	263,584
Taiwan	—	186,812	2,504	189,316
Thailand	15,633	10,247	—	25,880
Turkey	5,802	99,849	—	105,651
United Kingdom	—	2,755	—	2,755
United States	9,944	—	—	9,944
Preferred Stocks	75,454	16,619	—	92,073
Warrants & Rights	112,331	11	6,097	118,439
Short-Term Investments	—	—	—	—
Other Securities	—	238,073	—	238,073
Total Investments	$759,454	$1,683,688	$8,601	$2,451,743
Other Financial Instruments*
Index Swap Contracts	(2,779)	—	—	(2,779)
Total Other Financial Instruments	$(2,779)	$—	$—	$(2,779)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund
9

SSgA
International Stock Selection Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Australia - 9.0%
AGL Energy, Ltd. (Ñ)	506,380	5,774
Australia & New Zealand Banking Group, Ltd.	573,734	10,852
Coca-Cola Amatil, Ltd.	414,182	3,791
Commonwealth Bank of Australia (Ñ)	337,859	14,804
Goodman Group (ö)(Ñ)	8,214,643	4,306
Incitec Pivot, Ltd.	2,733,688	6,891
Macquarie Group, Ltd. (Ñ)	171,343	6,319
Rio Tinto, Ltd. (Ñ)	222,407	12,691
Stockland (ö)	1,491,632	4,847
TABCORP Holdings, Ltd.	1,114,899	6,279
Wesfarmers, Ltd. (Ñ)	188,009	4,576
Westpac Banking Corp. (Ñ)	819,278	16,089
		97,219
Belgium - 1.2%
Delhaize Group SA (Ñ)	164,398	13,149
Denmark - 3.7%
Carlsberg A/S Class B	89,319	6,746
Danisco A/S	151,095	8,872
Danske Bank A/S (Æ)	328,200	6,601
Novo Nordisk A/S	227,585	17,497
		39,716
Finland - 1.4%
UPM-Kymmene OYJ	1,157,253	14,782
France - 7.9%
BNP Paribas (Ñ)	269,595	15,284
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	449,169	10,206
Eutelsat Communications	100,995	3,279
Havas SA (Ñ)	739,295	3,303
L'Oreal SA (Ñ)	77,528	7,222
PPR (Ñ)	46,833	5,541
Renault SA (Æ)	188,994	6,746
Rhodia SA	329,342	5,609
Sanofi-Aventis SA (Ñ)	156,996	9,408
Schneider Electric SA (Ñ)	147,953	14,728
SCOR SE	85,104	1,645
Vivendi SA	118,673	2,560
		85,531
Germany - 8.5%
Allianz SE (Ñ)	129,773	12,957
BASF SE (Ñ)	347,231	18,203
Deutsche Bank AG (Ñ)	275,885	16,361
Deutsche Post AG (Ñ)	528,206	7,808

	Principal Amount ($) or Shares	Market Value $
MTU Aero Engines Holding AG	27,007	1,445
Muenchener Rueckversicherungs AG	61,057	7,730
RWE AG	84,049	6,041
Siemens AG (Ñ)	239,842	21,554
		92,099
Hong Kong - 2.1%
Hongkong Electric Holdings, Ltd. (Ñ)	1,799,500	10,627
New World Development, Ltd.	3,459,000	5,588
Swire Pacific, Ltd.	637,000	6,864
		23,079
Italy - 2.0%
Enel SpA	3,431,365	15,717
Telecom Italia SpA (Ñ)	5,377,453	6,375
		22,092
Japan - 23.2%
Asahi Glass Co., Ltd. (Ñ)	1,005,000	10,536
Canon, Inc.	356,200	14,591
Central Japan Railway Co.	690	5,464
Chubu Electric Power Co., Inc.	772,700	17,889
Daicel Chemical Industries, Ltd. (Ñ)	1,740,000	11,913
Daiwa House Industry Co., Ltd.	572,000	5,487
Denso Corp.	213,500	5,704
FUJIFILM Holdings Corp.	281,100	8,275
Fujitsu, Ltd.	1,140,000	7,297
Honda Motor Co., Ltd.	201,400	6,117
ITOCHU Corp.	653,000	5,379
JFE Holdings, Inc.	82,600	2,721
Kao Corp.	150,200	3,191
Kyocera Corp.	4,700	409
Makita Corp.	138,700	3,798
Mitsubishi Corp.	511,300	11,543
Mitsubishi Electric Corp.	1,071,000	8,712
Mitsui & Co., Ltd.	761,800	10,937
Mitsumi Electric Co., Ltd.	331,700	5,913
Mizuho Financial Group, Inc. (Ñ)	8,900,000	16,054
Murata Manufacturing Co., Ltd.	136,600	6,652
Nintendo Co., Ltd.	10,100	2,934
Nippon Telegraph & Telephone Corp.	339,500	13,904
Nissan Motor Co., Ltd.	2,099,400	15,101
Osaka Gas Co., Ltd.	1,179,000	3,996
Sekisui Chemical Co., Ltd.	527,000	3,247
Sony Corp.	223,300	6,944
Stanley Electric Co., Ltd.	365,100	6,730
Sumitomo Mitsui Financial Group, Inc.	299,000	8,888
Tokyo Electron, Ltd.	132,600	7,754
Toyo Suisan Kaisha, Ltd.	241,000	5,259
Yamato Holdings Co., Ltd.	312,400	4,211
Yamato Kogyo Co., Ltd. - GDR (Ñ)	143,000	3,797
		251,347

International Stock Selection Fund
10

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Netherlands - 3.8%
ING Groep NV (Æ)	630,383	4,988
Koninklijke Ahold NV	681,801	8,583
Koninklijke DSM NV (Ñ)	153,818	6,112
Koninklijke Philips Electronics NV (Ñ)	365,610	10,903
Unilever NV (Ñ)	258,224	7,046
Wereldhave NV (ö)	49,926	3,611
		41,243
Norway - 1.0%
Statoil ASA (Ñ)	523,350	10,485
Singapore - 1.4%
Singapore Airlines, Ltd.	672,000	6,801
Singapore Telecommunications, Ltd.	4,279,000	8,747
		15,548
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	410,945	4,259
Banco Santander SA	942,336	9,564
Repsol YPF SA	645,357	13,245
Telefonica SA	497,727	9,535
		36,603
Sweden - 2.6%
Securitas AB (Ñ)	332,119	2,956
Svenska Handelsbanken AB (Ñ)	573,158	13,884
Tele2 AB (Ñ)	787,651	11,479
		28,319
Switzerland - 6.8%
Adecco SA (Ñ)	90,114	4,353
Baloise-Holding AG (Ñ)	78,923	5,558
Cie Financiere Richemont SA (Ñ)	215,364	7,006
Nestle SA	780,931	35,255
Roche Holding AG	31,745	4,353
Swiss Life Holding AG (Æ)	28,447	3,022
Swisscom AG	21,947	7,001
UBS AG (Æ)	550,545	7,298
		73,846
United Kingdom - 19.1%
Anglo American PLC (Æ)	232,544	8,918
AstraZeneca PLC	450,835	18,880
Aviva PLC	1,604,831	7,401
Barclays PLC	3,926,523	17,131
BHP Billiton PLC	180,033	4,952
BP PLC	3,260,033	23,301
Compass Group PLC	778,132	6,010
EnQuest PLC (Æ)(Ñ)	48,202	68

	Principal Amount ($) or Shares	Market Value $
Eurasian Natural Resources Corp. PLC	133,788	1,934
GlaxoSmithKline PLC	782,805	13,083
Home Retail Group PLC (Ñ)	1,638,325	5,958
HSBC Holdings PLC	374,439	3,395
Investec PLC	1,106,766	7,826
Kingfisher PLC	1,098,966	3,546
Legal & General Group PLC	9,186,528	10,464
Logica PLC	5,709,196	10,434
Meggitt PLC	1,036,064	4,463
Rexam PLC	1,458,124	6,610
Royal Bank of Scotland Group PLC (Æ)	10,704,214	7,205
Royal Dutch Shell PLC Class A	813,936	21,320
Shire PLC	669,389	13,736
Smith & Nephew PLC	567,896	5,139
Xstrata PLC	390,481	5,707
		207,481
United States - 0.5%
Synthes, Inc. (Æ)(Ñ)	50,337	5,296
Total Common Stocks (cost $1,096,330)		1,057,835
Preferred Stocks - 0.7%
Germany - 0.7%
ProSiebenSat.1 Media AG	509,677	7,627
Total Preferred Stocks (cost $6,767)		7,627
Short-Term Investments - 0.5%
United States - 0.5%
SSgA Prime Money Market Fund	5,086,297	5,086
Total Short-Term Investments (cost $5,086)		5,086
Other Securities - 16.1%
State Street Navigator Securities Prime Lending Portfolio (d)	175,000,873	175,001
Total Other Securities (cost $175,001)		175,001
Total Investments - 114.9% (identified cost $1,283,184)		1,245,549
Other Assets and Liabilities, Net - (14.9%)		(161,745)
Net Assets - 100.0%		1,083,804

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland	USD	3,700	EUR	2,985	06/18/10	(36)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(36)

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
12

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$97,219	$—	$97,219
Belgium	—	13,149	—	13,149
Denmark	—	39,716	—	39,716
Finland	—	14,782	—	14,782
France	—	85,531	—	85,531
Germany	—	92,099	—	92,099
Hong Kong	—	23,079	—	23,079
Italy	—	22,092	—	22,092
Japan	—	251,347	—	251,347
Netherlands	—	41,243	—	41,243
Norway	—	10,485	—	10,485
Singapore	—	15,548	—	15,548
Spain	—	36,603	—	36,603
Sweden	—	28,319	—	28,319
Switzerland	—	73,846	—	73,846
United Kingdom	21,388	186,093	—	207,481
United States	—	5,296	—	5,296
Preferred Stocks	—	7,627	—	7,627
Short-Term Investments	5,086	—	—	5,086
Other Securities	175,001	—	—	175,001
Total Investments	$201,475	$1,044,074	$—	$1,245,549
Other Financial Instruments*
Foreign Currency Exchange Contracts	—	(36)	—	(36)
Total Other Financial Instruments	$—	$(36)	$—	$(36)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund
13

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2010 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

(ö)  Real Estate Investment Trust (REIT).

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
14

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

Notes to Quarterly Report
15

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•   Level 1 — quoted prices (unadjusted) in active markets for identical investments

•   Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended May 31, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Notes to Quarterly Report
16

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Federal Income Taxes

As of May 31, 2010, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection
Cost of Investments for Tax Purposes	$1,838,426,466	$1,290,337,109
Gross Tax Unrealized Appreciation	702,897,010	81,011,600
Gross Tax Unrealized Depreciation	(89,580,795)	(125,799,422)
Net Tax Unrealized Appreciation (Depreciation)	$613,316,215	$(44,787,822)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report
17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2010 were as follows:

(Amounts in thousands)

	Emerging Markets	International Stock Selection
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Liability Derivatives
Unrealized depreciation on foreign currency exchange contracts	$—	$36
Unrealized depreciation on index swap contracts	$2,779	$—

* Includes cumulative appreciation (depreciation) of futures and options contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the statement of assets & liabilities

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2010 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2010, the Emerging Markets and International Stock Selection Funds had no cash collateral balances held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. ("the Advisor") deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of May 31, 2010, the Emerging Markets Fund had a cash collateral balance in the amount of $2,870,000 in connection with swap contracts purchased (sold).

Notes to Quarterly Report
18

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2010, the non-cash collateral received for the securities on loan was as follows:

Non-Cash Collateral

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$26,523,553	Pool of US Government Securities and Foreign Government Securities
International Stock Selection	62,662,208	Pool of US Government Securities and Foreign Government Securities

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2010, $5,086,397 of the Central Fund's net assets represents investments by these Funds, and $8,657,843 represents the investments of other Investment Company Funds not presented herein.

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

Notes to Quarterly Report
20

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
21

IEQR-05/10

S&P 500 INDEX FUND

Quarterly Report

May 31, 2010

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2010 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	5

State Street Equity 500 Index Portfolio	6

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 68.77% at May 31, 2010). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted ) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Fund's investments for the period ended May 31, 2010, were level one for the Fund.

Notes to Quarterly Report
3

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

Notes to Quarterly Report
4

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
5

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2010 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 96.9%
Consumer Discretionary - 10.6%
Abercrombie & Fitch Co. Class A	15,846	$568
Amazon.Com, Inc. (a)	59,492	7,464
Apollo Group, Inc. Class A (a)	23,129	1,230
AutoNation, Inc. (a)	16,963	340
AutoZone, Inc. (a)	5,464	1,043
Bed Bath & Beyond, Inc. (a)	45,645	2,048
Best Buy Co., Inc.	60,119	2,540
Big Lots, Inc. (a)	12,727	450
Carnival Corp.	74,750	2,708
CBS Corp. Class B	117,103	1,705
Coach, Inc.	52,628	2,164
Comcast Corp. Class A	492,648	8,912
D.R. Horton, Inc.	52,876	645
Darden Restaurants, Inc.	24,588	1,055
DeVry, Inc.	10,400	598
Direct TV. Class A (a)	159,177	5,999
Discovery Communications, Inc. Class A (a)	50,000	1,883
Eastman Kodak Co. (a)	54,482	307
eBay, Inc. (a)	192,303	4,117
Expedia, Inc.	38,815	837
Family Dollar Stores, Inc.	25,558	1,041
Ford Motor Co. (a)	575,198	6,747
Fortune Brands, Inc.	27,245	1,293
GameStop Corp. Class A (a)	26,800	611
Gannett Co., Inc.	42,074	654
Gap, Inc.	81,298	1,772
Genuine Parts Co.	26,009	1,056
Goodyear Tire & Rubber Co. (a)	42,357	504
H&R Block, Inc.	60,415	971
Harley-Davidson, Inc.	42,501	1,284
Harman International Industries, Inc. (a)	12,621	408
Hasbro, Inc.	20,925	840
Home Depot, Inc.	295,212	9,996
Host Hotels & Resorts, Inc.	112,521	1,605
International Game Technology	53,619	1,049
Interpublic Group of Cos., Inc. (a)	83,894	700
JC Penney Co., Inc.	40,010	1,100
Johnson Controls, Inc.	113,886	3,249
Kohl's Corp. (a)	52,833	2,681
Lennar Corp. Class A	25,931	449
Limited Brands	45,467	1,130
Lowe's Cos., Inc.	250,862	6,209
Macy's, Inc.	72,423	1,608
Marriot International, Inc. Class A	45,350	1,517
Mattel, Inc.	61,476	1,332
McDonald's Corp.	186,525	12,473
McGraw- Hill, Inc.	55,266	1,536
Meredith Corp.	7,889	265
New York Times Co. Class A (a)	22,922	213
Newell Rubbermaid, Inc.	50,693	845
News Corp. Class A	383,609	5,064
NIKE, Inc. Class B	66,352	4,803
Nordstrom, Inc.	29,533	1,172
O'Reilly Automotive, Inc. (a)	24,600	1,255
Office Depot, Inc. (a)	51,256	297

	Shares	Market Value (000)
Omnicom Group, Inc.	54,641	$2,074
Polo Ralph Lauren Corp.	10,615	922
Priceline.com, Inc. (a)	7,790	1,489
Pulte Homes, Inc. (a)	54,705	609
Radioshack Corp.	20,103	411
Ross Stores, Inc.	22,300	1,168
Scripps Networks Interactive, Inc. Class A	17,135	774
Sears Holdings Corp. (a)	8,174	720
Snap-On, Inc.	9,212	407
Stanley Black & Decker, Inc.	27,407	1,529
Staples, Inc.	125,733	2,706
Starbucks Corp.	125,661	3,253
Starwood Hotels & Resorts Worldwide, Inc.	31,847	1,473
Target Corp.	130,816	7,133
Tiffany & Co.	22,880	1,039
Time Warner Cable, Inc.	60,771	3,326
Time Warner, Inc.	195,991	6,074
TJX Cos., Inc.	72,506	3,296
Urban Outfitters, Inc. (a)	23,900	868
V.F. Corp.	14,493	1,121
Viacom, Inc. Class B (a)	105,722	3,553
Walt Disney Co.	336,345	11,241
Washington Post Co. Class B	960	447
Whirlpool Corp.	13,661	1,427
Wyndham Worldwide Corp.	29,699	701
Wynn Resorts, Ltd.	12,300	1,032
Yum! Brands, Inc.	81,592	3,341
		186,476
Consumer Staples - 10.9%
Altria Group, Inc.	361,599	7,337
Archer-Daniels-Midland Co.	108,624	2,745
Avon Products, Inc.	73,360	1,943
Brown-Forman Corp. Class B	18,655	1,035
Campbell Soup Co.	34,065	1,220
Clorox Co.	24,143	1,517
Coca-Cola Co.	398,311	20,473
Coca-Cola Enterprises, Inc.	56,701	1,480
Colgate-Palmolive Co.	84,301	6,583
ConAgra Foods, Inc.	76,975	1,861
Constellation Brands, Inc. Class A (a)	37,426	623
Costco Wholesale Corp.	74,689	4,351
CVS Caremark Corp.	241,532	8,364
Dean Foods Co. (a)	33,458	356
Dr Pepper Snapple Group, Inc.	42,200	1,598
Estee Lauder Cos., Inc. Class A	20,952	1,221
General Mills, Inc.	57,532	4,098
H.J. Heinz Co.	55,669	2,459
Hormel Foods Corp.	13,400	533
Kellogg Co.	44,835	2,396
Kimberly-Clark Corp.	70,700	4,291
Kraft Foods, Inc. Class A	301,509	8,623
Kroger Co.	111,576	2,246
Lorillard, Inc.	25,961	1,856
McCormick & Co., Inc.	23,953	924
Molson Coors Brewing Co., Class B	28,262	1,160

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

	Shares	Market Value (000)
PepsiCo, Inc.	282,454	$17,764
Philip Morris International, Inc.	325,299	14,352
Procter & Gamble Co.	501,519	30,638
Reynolds American, Inc.	28,087	1,464
Safeway, Inc.	64,664	1,432
Sara Lee Corp.	116,034	1,644
SuperValu, Inc.	34,848	469
Sysco Corp.	102,209	3,047
The Hershey Company	27,382	1,281
The J.M. Smucker Co.	20,260	1,119
Tyson Foods, Inc., Class A	51,235	901
Wal-Mart Stores, Inc.	368,702	18,642
Walgreen Co.	167,918	5,380
Whole Foods Market, Inc. (a)	27,733	1,121
		190,547
Energy - 10.5%
Anadarko Petroleum Corp.	83,926	4,392
Apache Corp.	57,325	5,133
Baker Hughes, Inc.	73,873	2,818
Cabot Oil & Gas Corp.	17,300	600
Cameron International Corp. (a)	40,700	1,473
Chesapeake Energy Corp.	114,482	2,558
Chevron Corp. (b)	346,946	25,629
ConocoPhillips	257,730	13,366
Consol Energy, Inc.	38,973	1,422
Denbury Resources, Inc. (a)	69,800	1,148
Devon Energy Corp.	75,951	4,849
Diamond Offshore Drilling, Inc.	11,300	713
El Paso Corp.	119,792	1,358
EOG Resources, Inc.	42,817	4,489
EQT Corp.	23,600	925
ExxonMobil Corp. (b)	814,572	49,249
FMC Technologies, Inc. (a)	20,800	1,210
Halliburton Co.	153,834	3,820
Helmerich & Payne, Inc.	18,600	701
Hess Corp.	50,301	2,676
Marathon Oil Corp.	119,977	3,730
Massey Energy Co.	15,800	523
Murphy Oil Corp.	33,441	1,785
Nabors Industries, Ltd. (a)	48,204	917
National Oilwell Varco, Inc.	72,157	2,751
Noble Energy, Inc.	30,510	1,815
Occidental Petroleum Corp.	140,744	11,613
Peabody Energy Corp.	47,024	1,832
Pioneer Natural Resources Co.	19,600	1,249
Questar Corp.	29,768	1,335
Range Resources Corp.	28,700	1,290
Rowan Cos., Inc. (a)	19,620	486
Schlumberger, Ltd.	207,375	11,644
Smith International, Inc.	44,334	1,665
Southwestern Energy Co. (a)	59,400	2,234
Spectra Energy Corp.	113,998	2,281
Sunoco, Inc.	20,384	609
Tesoro Corp.	26,365	308
Valero Energy Corp.	98,009	1,831

	Shares	Market Value (000)
Williams Cos., Inc.	102,568	$2,026
XTO Energy, Inc.	99,152	4,238
		184,691
Financials - 16.4%
AFLAC, Inc.	81,990	3,632
Allstate Corp.	92,506	2,833
American Express Co.	207,864	8,288
American International Group, Inc. (a)	24,133	854
Ameriprise Financial, Inc.	42,707	1,699
AON Corp.	44,647	1,762
Apartment Investment & Management Co. Class A	21,052	434
Assurant, Inc.	20,831	723
AvalonBay Communities, Inc.	14,398	1,412
Bank of America Corp.	1,732,271	27,266
Bank of New York Mellon Corp.	205,985	5,603
BB&T Corp.	120,470	3,643
Berkshire Hathaway, Inc. Class B (a)	285,903	20,170
Boston Properties, Inc.	23,667	1,815
Capital One Financial Corp.	79,163	3,269
CB Richard Ellis Group, Inc. Class A (a)	47,275	748
Charles Schwab Corp.	169,993	2,778
Chubb Corp.	56,675	2,847
Cincinnati Financial Corp.	27,114	737
Citigroup, Inc. (a)(b)	3,399,902	13,464
CME Group, Inc.	11,491	3,639
Comerica, Inc.	29,144	1,110
Developers Diversified Realty Corp.	1,532	18
Discover Financial Services	89,905	1,209
E*Trade Financial Corp. (a)	305,315	452
Equity Residential	48,157	2,173
Federated Investors, Inc. Class B	14,870	330
Fifth Third Bancorp	137,816	1,790
First Horizon National Corp. (a)	43,933	547
Franklin Resources, Inc.	25,580	2,509
Genworth Financial, Inc. Class A (a)	83,951	1,309
Goldman Sachs Group, Inc.	91,034	13,133
Hartford Financial Services Group, Inc.	78,297	1,963
HCP, Inc.	50,600	1,612
Health Care REIT, Inc.	20,800	896
Hudson City Bancorp, Inc.	84,392	1,064
Huntington Bancshares, Inc.	118,556	730
IntercontinentalExchange, Inc. (a)	12,580	1,461
Invesco Ltd.	71,100	1,320
J.P. Morgan Chase & Co.	686,015	27,152
Janus Capital Group, Inc.	36,007	384
KeyCorp	155,975	1,251
Kimco Realty Corp.	71,369	1,021
Legg Mason, Inc.	27,042	804
Leucadia National Corp. (a)	35,436	777
Lincoln National Corp.	51,992	1,376
Loews Corp.	62,531	2,033
M & T Bank Corp.	14,137	1,120
Marsh & McLennan Cos., Inc.	92,753	2,023
Marshall & Ilsley Corp.	86,593	706

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

	Shares	Market Value (000)
Mastercard, Inc. Class A	16,400	$3,309
MetLife, Inc.	139,596	5,652
Moody's Corp.	34,766	713
Morgan Stanley	243,130	6,591
NASDAQ OMX Group, Inc. (a)	28,600	532
Northern Trust Corp.	42,506	2,160
NYSE Euronext	47,300	1,356
Paychex, Inc.	55,738	1,591
People's United Financial, Inc.	60,400	844
PNC Financial Services Group, Inc.	88,017	5,523
Principal Financial Group, Inc.	52,991	1,441
Progressive Corp.	117,301	2,298
ProLogis	77,591	883
Prudential Financial, Inc.	79,039	4,561
Public Storage, Inc.	23,587	2,186
Regions Financial Corp.	206,189	1,573
Simon Property Group, Inc.	50,615	4,304
SLM Corp. (a)	80,454	894
State Street Corp. (c)	84,025	3,207
SunTrust Banks, Inc.	87,618	2,361
T. Rowe Price Group, Inc.	45,275	2,242
Torchmark Corp.	15,021	774
Total System Services, Inc.	37,775	551
Travelers Cos., Inc.	87,304	4,319
U.S. Bancorp	332,252	7,961
Unum Group	60,129	1,389
Ventas, Inc.	26,700	1,254
Visa, Inc.	77,600	5,623
Vornado Realty Trust	26,914	2,091
Wells Fargo Co.	894,749	25,670
Western Union Co.	116,685	1,862
XL Capital, Ltd. Class A	58,768	1,035
Zions Bancorp	25,453	610
		287,249
Health Care - 11.1%
Abbott Laboratories	269,106	12,799
Aetna, Inc.	74,150	2,162
Allergan, Inc.	53,592	3,226
AmerisourceBergen Corp.	49,686	1,554
Amgen, Inc. (a)	169,936	8,799
Baxter International, Inc.	102,661	4,335
Becton, Dickinson & Co.	39,797	2,838
Biogen Idec, Inc. (a)	46,731	2,216
Boston Scientific Corp. (a)	265,834	1,608
Bristol-Myers Squibb Co.	297,916	6,915
C.R. Bard, Inc.	16,497	1,336
Cardinal Health, Inc.	63,757	2,199
CareFusion Corp. (a)	31,178	793
Celgene Corp. (a)	78,218	4,127
Cephalon, Inc. (a)	13,300	783
Cerner Corp. (a)	11,700	979
CIGNA Corp.	47,396	1,586
Coventry Health Care, Inc. (a)	26,203	542
DaVita, Inc. (a)	18,200	1,154
Dentsply International, Inc.	26,700	866
Eli Lilly & Co.	172,975	5,672
Express Scripts, Inc. (a)	46,799	4,708

	Shares	Market Value (000)
Forest Laboratories, Inc. (a)	52,202	$1,351
Genzyme Corp. (a)	45,792	2,228
Gilead Sciences, Inc. (a)	154,199	5,539
Hospira, Inc. (a)	29,203	1,520
Humana, Inc. (a)	29,307	1,350
Intuitive Surgical, Inc. (a)	6,700	2,163
Johnson & Johnson	475,149	27,701
King Pharmaceuticals, Inc. (a)	48,592	421
Laboratory Corp. of America Holdings (a)	18,422	1,393
Life Technologies Corp. (a)	30,687	1,536
McKesson Corp.	47,355	3,315
Mead Johnson Nutrition Co.	35,818	1,767
Medco Health Solutions, Inc. (a)	78,968	4,552
Medtronic, Inc.	191,878	7,518
Merck & Co., Inc.	538,370	18,138
Millipore Corp. (a)	9,335	991
Mylan, Inc. (a)	54,109	1,052
Patterson Cos., Inc.	18,294	543
Pfizer, Inc.	1,394,111	21,232
Quest Diagnostics, Inc.	27,100	1,429
St. Jude Medical, Inc. (a)	54,626	2,040
Stryker Corp.	48,689	2,582
Tenet Healthcare Corp. (a)	73,370	420
UnitedHealth Group, Inc.	197,396	5,738
Varian Medical Systems, Inc. (a)	20,360	1,020
Watson Pharmaceuticals, Inc. (a)	17,746	784
Wellpoint, Inc. (a)	75,438	3,870
Zimmer Holdings, Inc. (a)	37,152	2,078
		195,468
Industrials - 10.6%
3M Co.	123,472	9,793
Amphenol Corp. Class A	31,200	1,323
Avery Dennison Corp.	17,688	605
Boeing Co.	131,388	8,432
Caterpillar, Inc.	106,579	6,476
CH Robinson Worldwide, Inc.	29,061	1,689
Cintas Corp.	25,088	652
CSX Corp.	67,938	3,550
Cummins, Inc.	35,158	2,390
Danaher Corp.	45,686	3,627
Deere & Co.	72,037	4,155
Dover Corp.	30,895	1,387
Eaton Corp.	29,095	2,035
Emerson Electric Co.	130,948	6,081
Equifax, Inc.	22,083	668
Expeditors International Washington, Inc.	35,020	1,337
Fastenal Co.	22,500	1,135
FedEx Corp.	53,200	4,442
First Solar, Inc. (a)	8,670	974
Flir Systems, Inc. (a)	28,900	823
Flowserve Corp.	9,100	865
Fluor Corp.	32,260	1,514
General Dynamics Corp.	65,661	4,458
General Electric Co. (b)	1,842,033	30,117
Goodrich Co.	22,445	1,558
Honeywell International, Inc.	130,181	5,568
Illinois Tool Works, Inc.	67,271	3,123

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

	Shares	Market Value (000)
Iron Mountain, Inc.	32,200	$790
ITT Industries, Inc.	31,592	1,525
Jacobs Engineering Group, Inc. (a)	22,300	931
L-3 Communications Holdings, Inc.	20,303	1,678
Leggett & Platt, Inc.	27,098	631
Lockheed Martin Corp.	54,752	4,376
Masco Corp.	64,323	859
Monster Worldwide, Inc. (a)	22,609	334
Norfolk Southern Corp.	64,455	3,639
Northrop Grumman Corp.	52,311	3,164
PACCAR, Inc.	62,674	2,570
Pall Corp.	21,509	732
Parker-Hannifin Corp.	27,403	1,684
Pitney Bowes, Inc.	34,927	791
Precision Castparts Corp.	24,407	2,848
Quanta Services, Inc. (a)	33,400	692
R.R. Donnelley & Sons Co.	36,109	692
Raytheon Co.	65,582	3,437
Republic Services, Inc.	55,803	1,625
Robert Half International, Inc.	26,540	671
Rockwell Automation, Inc.	24,305	1,299
Rockwell Collins, Inc.	26,131	1,525
Roper Industries, Inc.	17,000	986
Ryder Systems, Inc.	7,921	356
Southwest Airlines Co.	123,586	1,537
Stericycle, Inc. (a)	14,800	868
Textron, Inc.	49,939	1,032
Thermo Fisher Scientific, Inc. (a)	71,324	3,713
Union Pacific Corp.	86,168	6,155
United Parcel Service, Inc. Class B	172,246	10,810
United Technologies Corp.	162,378	10,941
W.W. Grainger, Inc.	10,269	1,045
Waste Management, Inc.	81,839	2,661
		185,374
Information Technology - 17.3%
Adobe Systems, Inc. (a)	90,457	2,902
Advanced Micro Devices, Inc. (a)	99,186	850
Agilent Technologies, Inc. (a)	60,468	1,957
Akamai Technologies, Inc. (a)	30,124	1,196
Altera Corp.	52,854	1,246
Analog Devices, Inc.	53,269	1,554
AOL, Inc. (a)(d)	1	-
Apple, Inc. (a)	156,584	40,267
Applied Materials, Inc.	231,607	2,990
Autodesk, Inc. (a)	41,576	1,216
Automatic Data Processing, Inc.	88,117	3,602
BMC Software, Inc. (a)	31,221	1,155
Broadcom Corp. Class A	75,759	2,615
CA, Inc.	67,099	1,359
Cisco Systems, Inc. (a)	988,919	22,903
Citrix Systems, Inc. (a)	30,467	1,329
Cognizant Technology Solutions Corp. Class A (a)	51,184	2,561
Computer Sciences Corp. (a)	27,744	1,387
Compuware Corp. (a)	37,450	307
Corning, Inc.	265,276	4,624
Dell, Inc. (a)	292,450	3,898

	Shares	Market Value (000)
Dun & Bradstreet Corp.	9,400	$686
Electronic Arts, Inc. (a)	60,100	992
EMC Corp. (a)	350,084	6,518
Fidelity National Information Services, Inc.	58,077	1,598
Fiserv, Inc. (a)	26,452	1,258
Google, Inc. Class A (a)	41,790	20,276
Harris Corp.	23,700	1,112
Hewlett-Packard Co.	406,816	18,718
Intel Corp.	954,556	20,447
International Business Machines Corp.	224,342	28,101
Intuit, Inc. (a)	52,363	1,871
Jabil Circuit, Inc.	31,651	433
Juniper Networks, Inc. (a)	92,593	2,465
KLA-Tencor Corp.	30,605	942
Lexmark International Group, Inc. Class A (a)	12,642	475
Linear Technology Corp.	39,863	1,114
LSI Corp. (a)	114,762	612
McAfee, Inc. (a)	28,200	897
MEMC Electronic Materials, Inc. (a)	36,378	413
Microchip Technology, Inc.	32,489	905
Micron Technology, Inc. (a)	141,062	1,282
Microsoft Corp. (b)	1,317,035	33,979
Molex, Inc.	23,305	494
Motorola, Inc. (a)	398,665	2,731
National Semiconductor Corp.	42,096	591
NetApp, Inc. (a)	58,857	2,218
Novell, Inc. (a)	68,720	401
Novellus Systems, Inc. (a)	15,230	393
NVIDIA Corp. (a)	92,356	1,213
Oracle Corp.	675,862	15,254
PerkinElmer, Inc.	21,118	479
QLogic Corp. (a)	17,922	325
QUALCOMM, Inc.	291,411	10,363
Red Hat, Inc. (a)	33,300	976
SAIC, Inc. (a)	54,800	942
Salesforce.com, Inc. (a)	19,700	1,705
SanDisk Corp. (a)	40,667	1,896
Symantec Corp. (a)	138,363	1,961
Tellabs, Inc.	73,830	664
Teradata Corp. (a)	28,920	924
Teradyne, Inc. (a)	28,149	309
Texas Instruments, Inc.	215,899	5,272
VeriSign, Inc. (a)	32,421	905
Waters Corp. (a)	15,265	1,045
Western Digital Corp. (a)	38,800	1,351
Xerox Corp.	231,901	2,159
Xilinx, Inc.	45,602	1,115
Yahoo!, Inc. (a)	207,219	3,179
		303,877
Materials - 3.4%
Air Products & Chemicals, Inc.	36,509	2,521
Airgas, Inc.	14,300	893
AK Steel Holding Corp.	20,000	299
Alcoa, Inc.	175,349	2,041
Allegheny Technologies, Inc.	17,228	942

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

	Shares	Market Value (000)
Ball Corp.	17,262	$850
Bemis Co., Inc.	21,162	607
CF Industries Holdings, Inc.	8,250	566
Cliffs Natural Resources, Inc.	23,400	1,307
Dow Chemical Co.	195,928	5,272
E.I. Du Pont de Nemours & Co.	154,012	5,571
Eastman Chemical Co.	12,204	737
Ecolab, Inc.	40,966	1,935
FMC Corp.	12,600	763
Freeport-McMoRan Copper & Gold, Inc. Class B	81,752	5,727
International Flavors & Fragrances, Inc.	13,031	580
International Paper Co.	75,811	1,761
MeadWestvaco Corp.	30,320	725
Monsanto Co.	93,055	4,734
Newmont Mining Corp.	85,806	4,618
Nucor Corp.	54,054	2,327
Owens-Illinois, Inc. (a)	30,400	922
Pactiv Corp. (a)	22,615	646
Plum Creek Timber Co., Inc.	29,311	1,027
PPG Industries, Inc.	28,971	1,856
Praxair, Inc.	52,011	4,036
Sealed Air Corp.	29,692	619
Sherwin-Williams Co.	15,296	1,172
Sigma-Aldrich Corp.	20,934	1,115
Titanium Metals Corp. (a)	16,600	293
United States Steel Corp.	23,778	1,123
Vulcan Materials Co.	22,561	1,139
Weyerhaeuser Co.	36,537	1,556
		60,280
Telecommunication Services - 2.8%
American Tower Corp. Class A (a)	68,000	2,756
AT&T, Inc.	1,019,350	24,770
CenturyTel, Inc.	52,073	1,788
Frontier Communications Corp.	60,384	480
JDS Uniphase Corp. (a)	42,723	491
MetroPCS Communications, Inc. (a)	51,700	465
Qwest Communications International, Inc.	245,690	1,287
Sprint Nextel Corp. (a)	520,165	2,669
Verizon Communications, Inc.	491,366	13,522
Windstream Corp.	77,313	825
		49,053
Utilities - 3.3%
AES Corp. (a)	115,195	1,183
Allegheny Energy, Inc.	28,359	580
Ameren Corp.	40,160	990
American Electric Power Co., Inc.	82,352	2,632
CenterPoint Energy, Inc.	66,311	903
CMS Energy Corp.	37,956	557
Consolidated Edison, Inc.	48,952	2,085
Constellation Energy Group, Inc.	34,214	1,211
Dominion Resources, Inc.	104,862	4,085
DTE Energy Co.	29,884	1,360
Duke Energy Corp.	228,320	3,644
Edison International	57,119	1,848

	Shares	Market Value (000)
Entergy Corp.	32,498	$2,440
Exelon Corp.	112,221	4,332
FirstEnergy Corp.	53,707	1,891
FPL Group, Inc.	72,021	3,596
Integrys Energy Group, Inc.	14,716	665
Nicor, Inc.	9,400	380
NiSource, Inc.	48,582	727
Northeast Utilities	32,000	830
NRG Energy, Inc. (a)	47,200	1,102
Oneok, Inc.	18,600	827
Pepco Holdings, Inc.	41,700	673
PG&E Corp.	63,926	2,653
Pinnacle West Capital Corp.	16,760	588
PPL Corp.	66,175	1,708
Progress Energy, Inc.	48,581	1,875
Public Service Enterprise Group, Inc.	87,024	2,666
SCANA Corp.	18,300	664
Sempra Energy	43,386	1,996
Southern Co.	139,443	4,560
TECO Energy, Inc.	34,951	543
Wisconsin Energy Corp.	20,100	985
Xcel Energy, Inc.	79,151	1,622
		58,401
Total Common Stocks (Cost $1,247,724,764)		1,701,416
	Par Amount (000)
U.S. Government Securities - 0.4%
United States Treasury Bill (b)(e)(f) 0.12% due 06/03/10	$3,000	3,000
United States Treasury Bill (b)(e)(f) 0.14% due 06/17/10	3,715	3,715
United States Treasury Bill (b)(e)(f) 0.15% due 08/26/10	900	900
Total U.S. Government Securities (Cost $7,614,424)		7,615
	Shares (000)
Money Market Funds - 2.5%
AIM Short Term Investment Prime Portfolio	43,653	43,653
Federated Money Market Obligations Trust	576	576
Total Money Market Funds (Cost $44,229,147)		44,229
Total Investments (g)† - 99.8% (identified cost $1,299,568,335 (h))		1,753,260
Other Assets in Excess of Liabilities - 0.2%		3,310
Net Assets - 100.0%		$1,756,570

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

(a)  Non-income producing security.

(b)  All or part of this security has been designated as collateral for futures contracts.

(c)  Affiliated issuer. See table that follows for more information.

(d)  Amount is less than $1,000.

(e)  Rate represents annualized yield at date of purchase.

(f)  Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)  Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010 was $563,101,244 and $109,409,996, respectively, resulting in net unrealized appreciation of investments of $453,691,248.

†  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments.

The three tier hierarchy of inputs is summarized below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,745,645	$(3,374)
Level 2 - Other Significant Observable Inputs	7,615	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,753,260	$(3,374)

*  Other financial instruments include futures contracts.

The levels of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio's disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending May 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount.

Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2010	982	$(3,374)
Total unrealized depreciation on open futures contracts purchased		$(3,374)

11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2010 (Unaudited)

The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio's use of derivative instruments and hedging activities at May 31, 2010:

Liability Derivatives (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$(3,374)	$-	$-	$(3,374)

Transactions in derivative instruments during the five months ended May 31, 2010, were as follows:

Realized Gain (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$3,053	$-	$-	$3,053

Change in Depreciation (amounts in thousands)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total
Futures Contracts	$-	$-	$-	$(3,921)	$-	$-	$(3,921)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at May 31, 2010 is listed in the Portfolio of Investments.

Security Description	Number of shares held at 12/31/09	Shares purchased for the 5 months ended 5/31/10	Shares sold for the 5 months ended 5/31/10	Number of shares held at 5/31/10	Value at 5/31/10 (000)	Income earned for the 5 months ended 5/31/10 (000)	Realized loss on shares sold (000)
State Street Corp.	90,925	-	6,900	84,025	$3,207	$1	$(163)

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

12

IQR-05/10

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Quarterly Report

May 31, 2010

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Consumer Discretionary - 11.3%
Aaron's, Inc.	400	8
American Eagle Outfitters, Inc.	500	7
Best Buy Co., Inc.	11,672	493
Big Lots, Inc. (Æ)	4,446	157
Comcast Corp. Class A	46,996	850
Darden Restaurants, Inc.	9,855	423
Dick's Sporting Goods, Inc. (Æ)	9,057	258
DIRECTV, Inc. (Æ)	2,295	87
Dollar Tree, Inc. (Æ)	200	13
Expedia, Inc. (Ñ)	4,530	98
Ford Motor Co. (Æ)(Ñ)	53,000	622
Gannett Co., Inc. (Ñ)	25,382	394
Gap, Inc. (The)	20,246	441
Hanesbrands, Inc. (Æ)	3,700	101
Hillenbrand, Inc.	2,153	52
Home Depot, Inc.	7,736	262
Johnson Controls, Inc.	1,920	55
Kohl's Corp. (Æ)	200	10
Leggett & Platt, Inc.	10,030	233
Lowe's Cos., Inc.	26,374	653
Macy's, Inc.	20,619	458
McDonald's Corp.	3,101	207
McGraw-Hill Cos., Inc. (The)	1,530	43
Newell Rubbermaid, Inc. (Ñ)	600	10
News Corp. Class A	45,040	595
Penske Automotive Group, Inc. (Æ)(Ñ)	570	7
priceline.com, Inc. (Æ)	100	19
Service Corp. International	15,315	131
Sherwin-Williams Co. (The) (Ñ)	143	11
Target Corp.	11,113	606
Time Warner, Inc.	21,880	678
TJX Cos., Inc.	11,048	502
TRW Automotive Holdings Corp. (Æ)	1,134	34
Viacom, Inc. Class B (Æ)	10,051	338
Walt Disney Co. (The)	5,329	178
Yum! Brands, Inc.	9,385	384
		9,418
Consumer Staples - 10.6%
Alberto-Culver Co. Class B	332	9
Altria Group, Inc.	500	10
Archer-Daniels-Midland Co.	17,405	440
Brown-Forman Corp. Class B	738	41
Church & Dwight Co., Inc. (Ñ)	3,788	249
Coca-Cola Co. (The)	13,533	696
Colgate-Palmolive Co.	116	9
ConAgra Foods, Inc.	5,921	143
Corn Products International, Inc.	3,600	120
CVS Caremark Corp.	527	18
Del Monte Foods Co.	13,003	190

	Principal Amount ($) or Shares	Market Value $
Dr Pepper Snapple Group, Inc.	1,706	65
General Mills, Inc.	8,346	594
JM Smucker Co. (The)	5,437	300
Kimberly-Clark Corp.	9,345	567
Kraft Foods, Inc. Class A	3,626	104
Lorillard, Inc.	6,589	471
PepsiCo, Inc.	12,742	801
Philip Morris International, Inc.	23,996	1,059
Procter & Gamble Co. (The)	19,097	1,167
Reynolds American, Inc.	600	31
Sara Lee Corp. (Ñ)	34,044	482
SYSCO Corp.	300	9
Tyson Foods, Inc. Class A	600	11
Wal-Mart Stores, Inc.	24,704	1,249
		8,835
Energy - 10.0%
Anadarko Petroleum Corp.	2,578	135
Cameron International Corp. (Æ)	987	36
Chevron Corp.	18,185	1,343
Cimarex Energy Co. (Ñ)	4,520	332
ConocoPhillips	5,126	266
Denbury Resources, Inc. (Æ)	26,336	433
El Paso Corp.	40,059	454
Exxon Mobil Corp.	34,466	2,084
Helmerich & Payne, Inc.	200	8
National Oilwell Varco, Inc.	12,017	458
Occidental Petroleum Corp.	2,134	176
Oil States International, Inc. (Æ)	8,671	339
Patterson-UTI Energy, Inc.	4,442	62
Peabody Energy Corp.	10,730	418
SandRidge Energy, Inc. (Æ)(Ñ)	929	6
Schlumberger, Ltd. (Ñ)	9,037	507
Spectra Energy Corp.	16,490	330
Williams Cos., Inc. (The)	22,474	444
XTO Energy, Inc.	12,863	550
		8,381
Financials - 15.4%
Affiliated Managers Group, Inc. (Æ)	200	14
Aflac, Inc.	611	27
American Express Co.	14,143	564
Ameriprise Financial, Inc.	6,325	252
Annaly Capital Management, Inc. (ö)	9,178	156
Arch Capital Group, Ltd. (Æ)	2,269	167
Aspen Insurance Holdings, Ltd.	308	8
Axis Capital Holdings, Ltd.	5,530	168
Bank of America Corp.	89,514	1,409
Bank of New York Mellon Corp. (The)	16,009	435
BB&T Corp.	300	9
Berkshire Hathaway, Inc. Class B (Æ)	12,871	908
CapitalSource, Inc.	6,300	29

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Chimera Investment Corp. (ö)	39,477	156
Citigroup, Inc. (Æ)	155,307	615
CME Group, Inc. Class A	30	10
Commerce Bancshares, Inc.	2,609	97
Digital Realty Trust, Inc. (ö)(Ñ)	178	10
Endurance Specialty Holdings, Ltd.	4,235	157
First Citizens BancShares, Inc. Class A	158	32
Franklin Resources, Inc.	2,865	281
Goldman Sachs Group, Inc. (The)	4,756	686
HRPT Properties Trust (ö)	1,361	9
Hudson City Bancorp, Inc.	16,590	209
Invesco, Ltd.	10,944	203
JPMorgan Chase & Co.	37,412	1,481
Lincoln National Corp.	1,049	28
M&T Bank Corp. (Ñ)	1,800	143
MetLife, Inc.	11,027	446
Morgan Stanley	6,842	185
PartnerRe, Ltd. - ADR	130	9
PNC Financial Services Group, Inc.	7,127	447
Prudential Financial, Inc.	3,009	174
Reinsurance Group of America, Inc. Class A	500	23
SEI Investments Co.	7,779	164
Senior Housing Properties Trust (ö)	433	9
Simon Property Group, Inc. (ö)(Ñ)	3,328	283
SLM Corp. (Æ)	11,723	130
T Rowe Price Group, Inc.	500	25
Travelers Cos., Inc. (The)	7,832	387
Unum Group	10,456	242
US Bancorp	22,926	549
Validus Holdings, Ltd.	5,661	139
Vornado Realty Trust (ö)	1,500	117
Washington Federal, Inc.	483	8
Wells Fargo & Co.	44,664	1,281
		12,881
Health Care - 12.2%
Abbott Laboratories	15,626	743
AmerisourceBergen Corp. Class A	15,995	500
Amgen, Inc. (Æ)	7,937	411
Bristol-Myers Squibb Co.	379	9
Cardinal Health, Inc.	14,290	493
CareFusion Corp. (Æ)	2,839	72
Cephalon, Inc. (Æ)(Ñ)	5,415	319
Cigna Corp.	13,235	443
Eli Lilly & Co.	18,008	590
Endo Pharmaceuticals Holdings, Inc. (Æ)	5,900	124
Gilead Sciences, Inc. (Æ)	1,938	70
Hospira, Inc. (Æ)	8,883	462
Humana, Inc. (Æ)	152	7
Johnson & Johnson	17,131	999
Life Technologies Corp. (Æ)	2,160	108

	Principal Amount ($) or Shares	Market Value $
McKesson Corp. (Ñ)	6,483	454
Medco Health Solutions, Inc. (Æ)	5,678	327
Medtronic, Inc.	18,351	719
Merck & Co., Inc.	14,573	491
Pfizer, Inc.	68,819	1,048
Thermo Fisher Scientific, Inc. (Æ)	11,109	578
UnitedHealth Group, Inc.	22,619	658
Varian Medical Systems, Inc. (Æ)	200	10
WellPoint, Inc. (Æ)	9,981	512
		10,147
Industrials - 9.9%
3M Co.	7,076	561
Boeing Co. (The)	400	26
Brink's Co. (The)	519	12
CSX Corp. (Ñ)	8,633	451
Deere & Co.	1,846	107
Donaldson Co., Inc.	700	30
Emerson Electric Co.	500	23
Gardner Denver, Inc.	239	11
General Dynamics Corp.	136	9
General Electric Co.	101,166	1,654
Harsco Corp.	5,568	152
Honeywell International, Inc.	9,871	422
Hubbell, Inc. Class B	1,520	65
Illinois Tool Works, Inc.	170	8
Iron Mountain, Inc. (Ñ)	3,200	78
ITT Corp.	9,097	439
L-3 Communications Holdings, Inc.	5,275	436
Lockheed Martin Corp. (Ñ)	1,872	150
Northrop Grumman Corp.	2,005	121
Raytheon Co.	154	8
RR Donnelley & Sons Co.	2,839	54
Snap-On, Inc.	2,200	97
Southwest Airlines Co.	9,000	112
Thomas & Betts Corp. (Æ)	1,400	54
Timken Co.	13,374	385
Union Pacific Corp.	8,248	589
United Parcel Service, Inc. Class B	14,759	926
United Technologies Corp.	9,769	658
URS Corp. (Æ)	1,900	85
Waste Connections, Inc. (Æ)	2,300	81
Waste Management, Inc. (Ñ)	13,305	433
WW Grainger, Inc.	107	11
		8,248
Information Technology - 19.9%
Apple, Inc. (Æ)	6,128	1,576
Arrow Electronics, Inc. (Æ)	13,524	369
Avnet, Inc. (Æ)	12,695	365
Broadridge Financial Solutions, Inc.	1,633	31
CA, Inc.	1,085	22

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cisco Systems, Inc. (Æ)	33,127	767
Cognizant Technology Solutions Corp. Class A (Æ)	3,090	155
Convergys Corp. (Æ)	6,426	70
Corning, Inc.	32,468	566
Dell, Inc. (Æ)	39,237	523
DST Systems, Inc.	200	8
eBay, Inc. (Æ)	10,580	226
EMC Corp. (Æ)	1,167	22
Global Payments, Inc.	997	42
Google, Inc. Class A (Æ)	1,545	750
Harris Corp.	2,038	96
Hewlett-Packard Co.	27,804	1,279
IAC/InterActiveCorp (Æ)	10,498	246
Ingram Micro, Inc. Class A (Æ)	21,917	372
Intel Corp.	57,814	1,238
International Business Machines Corp.	13,362	1,674
Jabil Circuit, Inc.	23,728	325
Lender Processing Services, Inc.	7,363	250
Microsoft Corp.	77,890	2,009
Molex, Inc. (Ñ)	438	9
Oracle Corp.	48,594	1,097
QUALCOMM, Inc.	3,577	127
SAIC, Inc. (Æ)	17,427	300
Seagate Technology (Æ)(Ñ)	1,000	15
Symantec Corp. (Æ)	16,021	227
Synopsys, Inc. (Æ)	400	8
Texas Instruments, Inc.	20,396	498
Visa, Inc.	5,304	384
Vishay Intertechnology, Inc. (Æ)	38,781	351
Western Digital Corp. (Æ)	11,263	392
Xerox Corp.	3,300	31
Yahoo!, Inc. (Æ)	12,749	196
		16,616
Materials - 3.2%
Ashland, Inc.	1,343	72
Ball Corp.	2,480	122
Celanese Corp. Class A	12,297	353
Crown Holdings, Inc. (Æ)	300	7
Eastman Chemical Co.	6,659	402
EI du Pont de Nemours & Co.	18,097	655
International Paper Co.	416	10
Lubrizol Corp.	4,520	400
MeadWestvaco Corp.	5,215	125
Newmont Mining Corp.	2,453	132
RPM International, Inc.	12,368	245
Temple-Inland, Inc.	6,600	139
		2,662

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.3%
AT&T, Inc.	63,945	1,554
Qwest Communications International, Inc. (Ñ)	43,292	227
Telephone & Data Systems, Inc.	800	26
Verizon Communications, Inc.	33,119	911
		2,718
Utilities - 4.2%
Alliant Energy Corp.	300	10
American Electric Power Co., Inc.	8,223	263
CMS Energy Corp. (Ñ)	16,230	238
DPL, Inc.	6,156	154
Duke Energy Corp.	28,279	451
Edison International	300	10
Energen Corp.	7,297	323
MDU Resources Group, Inc.	16,753	313
NiSource, Inc.	1,108	17
NV Energy, Inc.	30,976	365
Oneok, Inc.	188	8
PG&E Corp.	12,010	498
PPL Corp.	11,885	307
Public Service Enterprise Group, Inc.	8,284	254
Questar Corp.	7,026	315
		3,526
Total Common Stocks (cost $70,901)		83,432
Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	307,689	308
United States Treasury Bills (ÿ)(§) 0.125% due 06/03/10(ç)	25	25
0.150% due 08/26/10	15	15
Total Short-Term Investments (cost $348)		348
Other Securities - 6.5%
State Street Navigator Securities Prime Lending Portfolio (d)	5,414,918	5,415
Total Other Securities (cost $5,415)		5,415
Total Investments - 106.9% (identified cost $76,664)		89,195
Other Assets and Liabilities, Net - (6.9%)		(5,768)
Net Assets - 100.0%		83,427

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Mini Index (CME)	5	USD	272	06/10	(7)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(7)

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,418	$—	$—	$9,418
Consumer Staples	8,835	—	—	8,835
Energy	8,381	—	—	8,381
Financials	12,881	—	—	12,881
Health Care	10,147	—	—	10,147
Industrials	8,248	—	—	8,248
Information Technology	16,616	—	—	16,616
Materials	2,662	—	—	2,662
Telecommunication Services	2,718	—	—	2,718
Utilities	3,526	—	—	3,526
Short-Term Investments	308	40	—	348
Other Securities	5,415	—	—	5,415
Total Investments	$89,155	$40	$—	$89,195
Other Financial Instruments*
Futures Contracts	(7)		—	(7)
Total Other Financial Instruments	$(7)	$—	$—	$(7)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.6%
Consumer Discretionary - 20.0%
Bridgepoint Education, Inc. (Æ)(Ñ)	600	13
Brown Shoe Co., Inc.	1,100	18
Cardtronics, Inc. (Æ)(Ñ)	1,650	21
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	3,659	93
Childrens Place Retail Stores, Inc. (The) (Æ)(Ñ)	2,200	104
Coinstar, Inc. (Æ)	900	48
Collective Brands, Inc. (Æ)	1,200	27
Columbia Sportswear Co.	500	26
Cooper Tire & Rubber Co. (Ñ)	2,426	46
Corinthian Colleges, Inc. (Æ)(Ñ)	6,000	80
Courier Corp. (Ñ)	200	3
Cracker Barrel Old Country Store, Inc.	1,400	70
Deckers Outdoor Corp. (Æ)	520	75
Destination Maternity Corp. (Æ)(Ñ)	122	3
Dillard's, Inc. Class A (Ñ)	2,700	77
DineEquity, Inc. (Æ)(Ñ)	1,900	64
Domino's Pizza, Inc. (Æ)	3,500	46
Dress Barn, Inc. (The) (Æ)(Ñ)	3,700	101
DSW, Inc. Class A (Æ)(Ñ)	3,300	95
Finish Line, Inc. (The) Class A (Ñ)	4,303	72
Foot Locker, Inc.	4,300	64
Fossil, Inc. (Æ)	1,659	62
Genesco, Inc. (Æ)	500	16
HSN, Inc. (Æ)(Ñ)	2,210	60
Jo-Ann Stores, Inc. (Æ)(Ñ)	1,499	69
John Wiley & Sons, Inc. Class A	300	12
Jones Apparel Group, Inc.	1,300	26
Journal Communications, Inc. Class A (Æ)	1,800	9
La-Z-Boy, Inc. (Æ)	3,993	47
McCormick & Schmick's Seafood Restaurants, Inc. (Æ)(Ñ)	700	6
Monotype Imaging Holdings, Inc. (Æ)	1,300	13
National CineMedia, Inc.	2,200	39
OfficeMax, Inc. (Æ)	1,400	25
Orbitz Worldwide, Inc. (Æ)(Ñ)	700	4
Oxford Industries, Inc.	2,330	49
Perry Ellis International, Inc. (Æ)	900	22
Polaris Industries, Inc.	500	29
Quiksilver, Inc. (Æ)(Ñ)	3,400	16
Rent-A-Center, Inc. Class A (Æ)(Ñ)	2,700	65
Retail Ventures, Inc. (Æ)(Ñ)	2,800	28
Ruby Tuesday, Inc. (Æ)	1,700	18
Scholastic Corp. (Ñ)	1,660	43
Sinclair Broadcast Group, Inc. Class A (Æ)(Ñ)	1,500	10
Sport Supply Group, Inc.	181	2
Stage Stores, Inc.	3,600	51

	Principal Amount ($) or Shares	Market Value $
Standard Pacific Corp. (Æ)(Ñ)	1,300	7
Sturm Ruger & Co., Inc. (Ñ)	1,700	27
Tenneco, Inc. (Æ)(Ñ)	600	13
Timberland Co. Class A (Æ)	3,700	71
Tuesday Morning Corp. (Æ)(Ñ)	900	5
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)(Ñ)	2,000	51
Unifirst Corp.	1,180	53
Universal Technical Institute, Inc. (Æ)(Ñ)	1,100	27
Valassis Communications, Inc. (Æ)	700	26
West Marine, Inc. (Æ)(Ñ)	400	4
		2,151
Consumer Staples - 4.5%
American Italian Pasta Co. Class A (Æ)	1,600	62
Andersons, Inc. (The)	1,800	59
B&G Foods, Inc. Class A	800	8
Boston Beer Co., Inc. Class A (Æ)(Ñ)	500	33
Cal-Maine Foods, Inc.	1,200	39
Corn Products International, Inc.	1,600	53
Elizabeth Arden, Inc. (Æ)(Ñ)	1,564	27
Kirkland's, Inc. (Æ)	1,400	30
Lancaster Colony Corp. (Ñ)	1,100	60
Nutraceutical International Corp. (Æ)	200	3
Prestige Brands Holdings, Inc. (Æ)(Ñ)	2,500	19
Revlon, Inc. (Æ)	1,200	17
Sanderson Farms, Inc. (Ñ)	1,200	66
Schiff Nutrition International, Inc. (Ñ)	560	4
		480
Energy - 2.2%
Exterran Holdings, Inc. (Æ)(Ñ)	700	18
Gulfport Energy Corp. (Æ)	4,700	62
Lufkin Industries, Inc.	500	40
Newpark Resources, Inc. (Æ)(Ñ)	5,800	37
RPC, Inc. (Ñ)	2,300	26
T-3 Energy Services, Inc. (Æ)	1,800	48
		231
Financials - 21.0%
Agree Realty Corp. (ö)	900	21
Alexander's, Inc. (ö)	83	27
Alliance Financial Corp.	300	8
Alterra Capital Holdings, Ltd. (Ñ)	3,400	64
American Capital, Ltd. (Æ)	4,400	23
Apollo Investment Corp.	4,400	46
Ashford Hospitality Trust, Inc. (Æ)(ö)	5,100	41
Associated Estates Realty Corp. (ö)	792	11
BGC Partners, Inc. Class A (Ñ)	2,450	15
Boston Private Financial Holdings, Inc. (Ñ)	3,500	26

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CapLease, Inc. (ö)(Ñ)	1,442	7
Cardinal Financial Corp. (Ñ)	4,980	52
Cash America International, Inc. (Ñ)	1,800	66
CBL & Associates Properties, Inc. (ö)(Ñ)	2,200	31
Community Bank System, Inc. (Ñ)	2,539	58
Compass Diversified Holdings (Ñ)	1,800	26
CVB Financial Corp.	5,757	57
DuPont Fabros Technology, Inc. (ö)(Ñ)	2,626	67
Eagle Bancorp, Inc. (Æ)	700	9
East West Bancorp, Inc. (Ñ)	4,400	75
Ezcorp, Inc. Class A (Æ)(Ñ)	4,600	84
FBL Financial Group, Inc. Class A (Ñ)	1,839	45
First Financial Bancorp (Ñ)	3,600	57
FNB Corp. (Ñ)	5,700	47
Fulton Financial Corp.	5,300	53
Getty Realty Corp. (ö)(Ñ)	2,306	51
Glimcher Realty Trust (ö)	2,000	14
Home Bancorp, Inc. (Æ)	1,004	14
Horace Mann Educators Corp.	800	12
Independent Bank Corp. (Ñ)	300	7
International Bancshares Corp. (Ñ)	3,100	61
iStar Financial, Inc. (Æ)(ö)	6,900	42
LTC Properties, Inc. (ö)(Ñ)	900	23
MCG Capital Corp. (Ñ)	3,100	17
Medical Properties Trust, Inc. (ö)	4,600	44
National Financial Partners Corp. (Æ)	6,264	87
National Health Investors, Inc. (ö)(Ñ)	957	39
Nelnet, Inc. Class A	3,160	63
NewAlliance Bancshares, Inc. (Ñ)	5,600	66
Parkway Properties, Inc. (ö)(Ñ)	1,100	19
PHH Corp. (Æ)(Ñ)	3,300	73
Potlatch Corp. (ö)(Ñ)	1,000	35
Primus Guaranty, Ltd. (Æ)(Ñ)	662	3
Prosperity Bancshares, Inc. (Ñ)	1,992	72
Protective Life Corp.	800	17
PS Business Parks, Inc. (ö)(Ñ)	400	22
Resource Capital Corp. (ö)(Ñ)	800	4
Rewards Network, Inc. (Ñ)	500	5
S&T Bancorp, Inc. (Ñ)	2,500	54
Saul Centers, Inc. (ö)	200	8
SCBT Financial Corp. (Ñ)	100	4
Signature Bank NY (Æ)	1,600	61
Sovran Self Storage, Inc. (ö)	800	29
Strategic Hotels & Resorts, Inc. (Æ)(ö)	1,700	8
Susquehanna Bancshares, Inc. (Ñ)	3,300	29
TCF Financial Corp.	1,300	21
United Bankshares, Inc.	1,200	32
Universal Insurance Holdings, Inc. (Ñ)	4,548	22
Washington Trust Bancorp, Inc.	200	4
Webster Financial Corp. (Ñ)	3,800	73
WesBanco, Inc. (Ñ)	400	8
Wintrust Financial Corp.	1,500	53
World Acceptance Corp. (Æ)(Ñ)	1,100	39
		2,251

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.5%
Align Technology, Inc. (Æ)	2,600	39
Alkermes, Inc. (Æ)	2,000	23
Amedisys, Inc. (Æ)	1,570	78
Array Biopharma, Inc. (Æ)(Ñ)	1,500	6
Atrion Corp.	198	27
Bio-Rad Laboratories, Inc. Class A (Æ)	600	56
Bruker Corp. (Æ)(Ñ)	4,590	58
Cantel Medical Corp. (Ñ)	2,400	41
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	361	2
Corvel Corp. (Æ)(Ñ)	619	22
Cross Country Healthcare, Inc. (Æ)(Ñ)	457	4
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	500	11
Cytori Therapeutics, Inc. (Æ)(Ñ)	700	3
Eclipsys Corp. (Æ)	1,100	21
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,400	50
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	300	3
Exactech, Inc. (Æ)	100	2
Gentiva Health Services, Inc. (Æ)(Ñ)	1,853	51
Hanger Orthopedic Group, Inc. (Æ)(Ñ)	3,000	51
Hill-Rom Holdings, Inc. (Ñ)	2,000	56
Human Genome Sciences, Inc. (Æ)(Ñ)	1,807	45
Impax Laboratories, Inc. (Æ)	1,200	25
Inspire Pharmaceuticals, Inc. (Æ)	201	1
Integra LifeSciences Holdings Corp. (Æ)(Ñ)	1,500	59
InterMune, Inc. (Æ)	700	6
Invacare Corp. (Ñ)	2,831	68
Kendle International, Inc. (Æ)(Ñ)	3,200	45
Kindred Healthcare, Inc. (Æ)	2,300	36
LifePoint Hospitals, Inc. (Æ)(Ñ)	1,800	64
Magellan Health Services, Inc. (Æ)	1,200	49
Martek Biosciences Corp. (Æ)	200	4
MedQuist, Inc.	300	2
Metropolitan Health Networks, Inc. (Æ)	1,300	5
Micromet, Inc. (Æ)(Ñ)	300	2
Obagi Medical Products, Inc. (Æ)(Ñ)	277	4
Owens & Minor, Inc.	1,300	39
Parexel International Corp. (Æ)(Ñ)	2,300	51
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	4,700	44
Regeneron Pharmaceuticals, Inc. (Æ)(Ñ)	800	23
Sirona Dental Systems, Inc. (Æ)(Ñ)	2,100	74
STERIS Corp. (Ñ)	1,600	51
Synta Pharmaceuticals Corp. (Æ)	400	1
US Physical Therapy, Inc. (Æ)	300	5
Viropharma, Inc. (Æ)(Ñ)	1,900	23
Young Innovations, Inc. (Ñ)	600	15
		1,345
Industrials - 14.8%
ACCO Brands Corp. (Æ)(Ñ)	5,300	37
Actuant Corp. Class A (Ñ)	2,900	59

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Alamo Group, Inc.	100	2
Allegiant Travel Co. Class A (Ñ)	900	50
Altra Holdings, Inc. (Æ)	1,200	15
Amerco, Inc. (Æ)	100	6
AO Smith Corp. (Ñ)	1,570	73
Applied Industrial Technologies, Inc.	600	17
Atlas Air Worldwide Holdings, Inc. (Æ)	1,100	58
Baldor Electric Co.	700	25
Belden, Inc.	800	21
Briggs & Stratton Corp. (Ñ)	3,400	70
Career Education Corp. (Æ)(Ñ)	2,700	76
Carlisle Cos., Inc.	1,600	62
Cascade Corp. (Ñ)	400	13
Ceradyne, Inc. (Æ)	800	17
Consolidated Graphics, Inc. (Æ)	900	41
Crane Co.	400	13
Deluxe Corp.	3,400	73
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	1,000	10
EnerSys (Æ)	2,940	66
HNI Corp. (Ñ)	1,100	34
Interface, Inc. Class A (Ñ)	1,700	20
Kirby Corp. (Æ)(Ñ)	1,000	39
Ladish Co., Inc. (Æ)	1,000	25
Lincoln Educational Services Corp. (Æ)	2,659	63
LMI Aerospace, Inc. (Æ)(Ñ)	200	4
NACCO Industries, Inc. Class A (Ñ)	580	49
On Assignment, Inc. (Æ)(Ñ)	632	4
Pacer International, Inc. (Æ)(Ñ)	1,400	11
Providence Service Corp. (The) (Æ)	300	5
Regal-Beloit Corp. (Ñ)	1,100	66
Schawk, Inc. Class A	400	7
SFN Group, Inc. (Æ)(Ñ)	6,679	51
Shutterfly, Inc. (Æ)(Ñ)	2,000	46
Standex International Corp.	717	19
TAL International Group, Inc. (Ñ)	300	7
Teledyne Technologies, Inc. (Æ)	700	28
Thomas & Betts Corp. (Æ)	500	19
Timken Co.	700	20
Trimas Corp. (Æ)(Ñ)	900	9
Trinity Industries, Inc. (Ñ)	1,000	22
Triumph Group, Inc. (Ñ)	1,450	101
UAL Corp. (Æ)	3,000	60
United Stationers, Inc. (Æ)	980	57
Watts Water Technologies, Inc. Class A (Ñ)	400	13
		1,583
Information Technology - 16.4%
ACI Worldwide, Inc. (Æ)	1,900	36
Acxiom Corp. (Æ)	3,800	66
ADC Telecommunications, Inc. (Æ)	2,100	17

	Principal Amount ($) or Shares	Market Value $
Arris Group, Inc. (Æ)(Ñ)	5,749	63
Atheros Communications, Inc. (Æ)(Ñ)	1,200	41
Aviat Networks, Inc. (Æ)(Ñ)	1,700	7
Brightpoint, Inc. (Æ)(Ñ)	2,200	16
Checkpoint Systems, Inc. (Æ)	2,740	54
Coherent, Inc. (Æ)	1,500	53
CSG Systems International, Inc. (Æ)(Ñ)	3,000	62
Deltek, Inc. (Æ)(Ñ)	259	2
Epicor Software Corp. (Æ)(Ñ)	4,900	46
Insight Enterprises, Inc. (Æ)(Ñ)	3,900	57
InterDigital, Inc. (Æ)(Ñ)	2,500	65
Internap Network Services Corp. (Æ)(Ñ)	3,700	19
Intersil Corp. Class A (Ñ)	3,000	40
JDA Software Group, Inc. (Æ)(Ñ)	2,150	57
Lattice Semiconductor Corp. (Æ)(Ñ)	6,500	32
Lionbridge Technologies, Inc. (Æ)(Ñ)	4,900	27
Manhattan Associates, Inc. (Æ)(Ñ)	2,200	64
MAXIMUS, Inc.	1,100	66
Measurement Specialties, Inc. (Æ)	400	6
MICROS Systems, Inc. (Æ)	600	20
Ness Technologies, Inc. (Æ)(Ñ)	800	4
Netgear, Inc. (Æ)(Ñ)	3,244	74
Netscout Systems, Inc. (Æ)(Ñ)	3,000	41
Newport Corp. (Æ)	597	6
Novatel Wireless, Inc. (Æ)(Ñ)	1,319	8
Opnet Technologies, Inc. (Ñ)	400	6
OSI Systems, Inc. (Æ)	1,600	42
Perficient, Inc. (Æ)(Ñ)	2,022	22
Plantronics, Inc. (Ñ)	3,350	100
Progress Software Corp. (Æ)(Ñ)	2,600	83
QAD, Inc. (Æ)(Ñ)	1,020	5
Radiant Systems, Inc. (Æ)(Ñ)	2,800	39
Renaissance Learning, Inc. (Ñ)	200	3
RF Micro Devices, Inc. (Æ)(Ñ)	20,400	98
Silicon Laboratories, Inc. (Æ)(Ñ)	900	41
Stratasys, Inc. (Æ)	800	19
Tech Data Corp. (Æ)(Ñ)	1,600	65
TIBCO Software, Inc. (Æ)	8,890	101
VeriFone Systems, Inc. (Æ)(Ñ)	3,600	73
Websense, Inc. (Æ)(Ñ)	700	15
		1,761
Materials - 6.1%
A Schulman, Inc. (Ñ)	2,250	50
Boise, Inc. (Æ)(Ñ)	6,600	41
Buckeye Technologies, Inc. (Æ)	1,200	15
Cabot Corp. (Ñ)	1,800	50
Cytec Industries, Inc.	1,400	60
Domtar Corp. (Ñ)	600	37
Graphic Packaging Holding Co. (Æ)(Ñ)	3,300	10
Haynes International, Inc.	200	6

Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Innophos Holdings, Inc. (Ñ)	1,400	40
KapStone Paper and Packaging Corp. (Æ)	4,400	49
Minerals Technologies, Inc.	600	32
Neenah Paper, Inc. (Ñ)	1,000	19
Olympic Steel, Inc. (Ñ)	700	19
Omnova Solutions, Inc. (Æ)(Ñ)	7,200	58
PH Glatfelter Co.	700	8
PolyOne Corp. (Æ)(Ñ)	6,300	63
Rockwood Holdings, Inc. (Æ)	1,700	44
Solutia, Inc. (Æ)	3,700	56
		657
Telecommunication Services - 0.2%
Knology, Inc. (Æ)(Ñ)	1,500	18
Utilities - 1.9%
Crosstex Energy, Inc. (Æ)	5,000	34
El Paso Electric Co. (Æ)	2,400	48
Idacorp, Inc. (Ñ)	1,700	56
Southwest Gas Corp. (Ñ)	2,300	68
		206
Total Common Stocks (cost $9,618)		10,683

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	69,372	69
Total Short-Term Investments (cost $69)		69
Other Securities - 24.6%
State Street Navigator Securities Prime Lending Portfolio (d)	2,644,641	2,645
Total Other Securities (cost $2,645)		2,645
Total Investments - 124.8% (identified cost $12,332)		13,397
Other Assets and Liabilities, Net - (24.8%)		(2,662)
Net Assets - 100.0%		10,735

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,151	$—	$—	$2,151
Consumer Staples	480	—	—	480
Energy	231	—	—	231
Financials	2,251	—	—	2,251
Health Care	1,345	—	—	1,345
Industrials	1,583	—	—	1,583
Information Technology	1,761	—	—	1,761
Materials	657	—	—	657
Telecommunication Services	18	—	—	18
Utilities	206	—	—	206
Short-Term Investments	69	—	—	69
Other Securities	2,645	—	—	2,645
Total Investments	$13,397	$—	$—	$13,397

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.6%
Apartments - 16.9%
AvalonBay Communities, Inc. (ö)	31,488	3,088
Camden Property Trust (ö)(Ñ)	24,805	1,132
Equity Residential (ö)	87,815	3,963
Essex Property Trust, Inc. (ö)(Ñ)	15,334	1,614
UDR, Inc. (ö)	57,267	1,164
		10,961
Diversified - 12.7%
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	40,005	633
Digital Realty Trust, Inc. (ö)(Ñ)	37,778	2,150
DuPont Fabros Technology, Inc. (ö)	41,823	1,068
Vornado Realty Trust (ö)	56,139	4,361
		8,212
Health Care - 8.0%
BioMed Realty Trust, Inc. (ö)	64,858	1,103
HCP, Inc. (ö)	46,229	1,473
Ventas, Inc. (ö)	56,246	2,641
		5,217
Hotels/Leisure - 9.4%
Host Hotels & Resorts, Inc. (ö)	225,049	3,209
Hyatt Hotels Corp. (Æ)(Ñ)	16,691	675
LaSalle Hotel Properties (ö)(Ñ)	59,243	1,333
Starwood Hotels & Resorts Worldwide, Inc. (ö)	18,898	874
		6,091
Industrial - 8.3%
AMB Property Corp. (ö)	40,349	1,046
First Potomac Realty Trust (ö)	50,403	741
Liberty Property Trust (ö)	50,449	1,555
ProLogis (ö)(Ñ)	179,681	2,045
		5,387
Office - 14.7%
Boston Properties, Inc. (ö)	49,895	3,826
Brookfield Properties Corp.	46,388	679
Corporate Office Properties Trust SBI MD (ö)(Ñ)	32,642	1,237
Douglas Emmett, Inc. (ö)	96,580	1,495
SL Green Realty Corp. (ö)(Ñ)	36,834	2,294
		9,531

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 15.9%
Macerich Co. (The) (ö)	41,069	1,698
Simon Property Group, Inc. (ö)	91,176	7,753
Taubman Centers, Inc. (ö)	21,877	886
		10,337
Shopping Centers - 7.6%
Acadia Realty Trust (ö)	45,849	820
Federal Realty Investment Trust (ö)(Ñ)	26,151	1,928
Kimco Realty Corp. (ö)	154,983	2,216
		4,964
Storage - 6.1%
Public Storage (ö)	42,461	3,936
Total Common Stocks (cost $45,708)		64,636
Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	375,542	376
Total Short-Term Investments (cost $376)		376
Other Securities - 25.1%
State Street Navigator Securities Prime Lending Portfolio (d)	16,297,206	16,297
Total Other Securities (cost $16,297)		16,297
Total Investments - 125.3% (identified cost $62,381)		81,309
Other Assets and Liabilities, Net - (25.3%)		(16,439)
Net Assets - 100.0%		64,870

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$10,961	$—	$—	$10,961
Diversified	8,212	—	—	8,212
Health Care	5,217	—	—	5,217
Hotels/Leisure	6,091	—	—	6,091
Industrial	5,387	—	—	5,387
Office	9,531	—	—	9,531
Regional Malls	10,337	—	—	10,337
Shopping Centers	4,964	—	—	4,964
Storage	3,936	—	—	3,936
Short-Term Investments	376	—	—	376
Other Securities	16,297	—	—	16,297
Total Investments	$81,309	$—	$—	$81,309

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Consumer Discretionary - 11.9%
99 Cents Only Stores (Æ)	6,800	104
Amazon.com, Inc. (Æ)	4,500	565
AutoNation, Inc. (Æ)(Ñ)	7,300	146
Bed Bath & Beyond, Inc. (Æ)	3,900	175
Best Buy Co., Inc.	5,225	221
Brunswick Corp. (Ñ)	3,500	61
Carnival Corp.	4,300	156
CBS Corp. Class B	10,201	148
Coach, Inc.	11,376	468
Comcast Corp. Class A	42,966	777
Denny's Corp. (Æ)(Ñ)	14,500	46
DIRECTV, Inc. (Æ)	11,111	419
DR Horton, Inc.	5,100	62
Ethan Allen Interiors, Inc.	4,666	94
Family Dollar Stores, Inc.	3,600	147
Ford Motor Co. (Æ)(Ñ)	50,443	592
Gannett Co., Inc.	3,500	54
Gap, Inc. (The)	7,300	159
Genuine Parts Co.	2,800	114
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	51
H&R Block, Inc.	3,700	59
Hanesbrands, Inc. (Æ)	3,100	85
Harley-Davidson, Inc. (Ñ)	7,200	217
Home Depot, Inc.	27,700	938
Jakks Pacific, Inc. (Æ)	100	1
JC Penney Co., Inc. (Ñ)	3,900	107
Johnson Controls, Inc.	9,500	271
Kohl's Corp. (Æ)	5,700	289
Leggett & Platt, Inc.	7,900	184
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	101
Liberty Media Corp. - Capital Series A (Æ)	601	25
Liberty Media Corp. (Æ)	7,298	95
Lowe's Cos., Inc.	20,000	495
Macy's, Inc.	9,268	206
Marriott International, Inc. Class A (Ñ)	9,400	314
Matthews International Corp. Class A	3,000	97
McClatchy Co. (The) Class A (Æ)(Ñ)	3,070	15
McDonald's Corp.	17,930	1,199
Meredith Corp. (Ñ)	4,900	165
New York Times Co. (The) (Æ)(Ñ)	7,200	67
Newell Rubbermaid, Inc. (Ñ)	10,100	168
News Corp. Class A	27,100	358
Nordstrom, Inc.	3,600	143
Office Depot, Inc. (Æ)	4,800	28
Omnicom Group, Inc.	3,200	121
Penske Automotive Group, Inc. (Æ)(Ñ)	1,100	14
Phillips-Van Heusen Corp.	5,200	285
priceline.com, Inc. (Æ)	700	134
Sears Holdings Corp. (Æ)(Ñ)	4,339	382

	Principal Amount ($) or Shares	Market Value $
Sherwin-Williams Co. (The) (Ñ)	3,500	268
Sonic Automotive, Inc. Class A (Æ)(Ñ)	4,700	46
Staples, Inc.	8,400	181
Starbucks Corp.	8,800	228
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	4,300	199
Target Corp.	14,600	796
Tiffany & Co.	6,000	273
Time Warner Cable, Inc.	4,363	239
Time Warner, Inc.	17,383	539
Viacom, Inc. Class B (Æ)	10,001	336
Walt Disney Co. (The)	29,400	983
Washington Post Co. (The) Class B	321	149
Whirlpool Corp.	3,000	313
Wyndham Worldwide Corp.	3,360	79
Yum! Brands, Inc.	5,200	213
		15,964
Consumer Staples - 10.3%
Altria Group, Inc.	34,585	702
Archer-Daniels-Midland Co.	9,698	245
Arden Group, Inc. Class A	700	62
Campbell Soup Co.	5,990	215
Church & Dwight Co., Inc. (Ñ)	1,600	105
Coca-Cola Co. (The)	31,575	1,623
Colgate-Palmolive Co.	3,700	289
ConAgra Foods, Inc.	9,900	239
Costco Wholesale Corp.	7,000	408
CVS Caremark Corp.	19,119	662
Dean Foods Co. (Æ)	4,700	50
Energizer Holdings, Inc. (Æ)	300	17
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	16
Imperial Sugar Co. (Ñ)	700	7
JM Smucker Co. (The)	4,007	221
Kellogg Co.	5,435	290
Kimberly-Clark Corp.	8,188	497
Kraft Foods, Inc. Class A	23,809	681
Kroger Co. (The)	15,300	308
Mead Johnson Nutrition Co.	2,722	134
PepsiCo, Inc.	22,338	1,405
Philip Morris International, Inc.	29,085	1,283
Procter & Gamble Co. (The)	41,621	2,543
Rite Aid Corp. (Æ)	25,600	30
Safeway, Inc.	11,100	246
Sara Lee Corp. (Ñ)	17,430	247
Stanley Black & Decker, Inc.	4,715	263
SUPERVALU, Inc. (Ñ)	5,700	77
Sysco Corp.	10,400	310
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	74
Walgreen Co.	16,300	522
		13,771

IAM Shares Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 11.0%
Anadarko Petroleum Corp.	7,000	366
Apache Corp.	5,400	484
Baker Hughes, Inc.	7,200	275
BP PLC - ADR	2,868	123
Cameron International Corp. (Æ)	3,400	123
Chesapeake Energy Corp. (Ñ)	5,200	116
Chevron Corp.	29,829	2,203
ConocoPhillips	23,777	1,233
Devon Energy Corp.	7,700	492
El Paso Corp.	10,300	117
EOG Resources, Inc.	3,200	335
Exxon Mobil Corp.	69,368	4,194
Halliburton Co.	18,160	451
Hess Corp.	6,400	340
Lufkin Industries, Inc.	700	56
Marathon Oil Corp.	8,200	255
National Oilwell Varco, Inc.	4,400	168
NextEra Energy, Inc. (Æ)	6,500	325
Occidental Petroleum Corp.	9,500	784
Schlumberger, Ltd. (Ñ)	21,882	1,229
Southwestern Energy Co. (Æ)	5,700	214
Spectra Energy Corp.	9,498	190
Valero Energy Corp.	8,200	153
Williams Cos., Inc. (The)	8,400	166
XTO Energy, Inc.	7,625	326
		14,718
Financials - 14.8%
Aegon NV (Æ)	8,014	46
Aflac, Inc.	7,900	350
Allstate Corp. (The)	8,800	270
American Express Co.	19,300	769
American Financial Group, Inc.	4,621	129
American International Group, Inc. (Æ)	1,703	60
Ameriprise Financial, Inc.	3,340	133
AON Corp.	5,900	233
Bank of America Corp.	130,632	2,056
Bank of New York Mellon Corp. (The)	15,898	432
BB&T Corp.	7,500	227
Berkshire Hathaway, Inc. Class B (Æ)	19,500	1,376
Capital One Financial Corp.	6,661	275
Charles Schwab Corp. (The)	13,300	217
Chubb Corp.	2,800	141
Citigroup, Inc. (Æ)	268,101	1,062
CME Group, Inc. Class A	1,200	380
Discover Financial Services	6,550	88
E*Trade Financial Corp. (Æ)	11,700	17
Fifth Third Bancorp	6,400	83
Franklin Resources, Inc.	2,000	196
Goldman Sachs Group, Inc. (The)	6,900	995

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.	3,200	80
Host Hotels & Resorts, Inc. (ö)	28,417	405
HSBC Holdings PLC - ADR	8,813	400
Hudson City Bancorp, Inc.	7,600	96
IntercontinentalExchange, Inc. (Æ)	1,400	163
Janus Capital Group, Inc. (Ñ)	14,987	160
JPMorgan Chase & Co.	52,034	2,060
KeyCorp (Ñ)	6,500	52
M&T Bank Corp. (Ñ)	1,200	95
Marsh & McLennan Cos., Inc.	9,000	196
MetLife, Inc.	11,099	449
Moody's Corp. (Ñ)	4,000	82
Morgan Stanley	16,400	445
Northern Trust Corp. (Ñ)	4,200	213
People's United Financial, Inc.	8,200	115
Plum Creek Timber Co., Inc. (ö)	2,400	84
PNC Financial Services Group, Inc.	5,450	342
Potlatch Corp. (ö)(Ñ)	7,700	268
Principal Financial Group, Inc.	2,600	71
Progressive Corp. (The)	9,600	188
ProLogis (ö)(Ñ)	3,200	36
Prudential Financial, Inc.	7,600	439
Public Storage (ö)	1,800	167
Regions Financial Corp.	9,142	70
Simon Property Group, Inc. (ö)(Ñ)	3,271	278
SLM Corp. (Æ)	6,300	70
SunTrust Banks, Inc.	3,500	94
Travelers Cos., Inc. (The)	14,483	716
US Bancorp	23,612	566
Vornado Realty Trust (ö)	2,144	167
Wells Fargo & Co.	60,535	1,737
		19,839
Health Care - 11.5%
Abbott Laboratories	21,900	1,042
Aetna, Inc.	7,900	230
Allergan, Inc.	4,300	259
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	14,872	770
Baxter International, Inc.	11,136	470
Biogen Idec, Inc. (Æ)	4,500	213
Boston Scientific Corp. (Æ)	17,863	108
Bristol-Myers Squibb Co.	21,688	503
Cardinal Health, Inc.	4,000	138
CareFusion Corp. (Æ)	2,000	51
Celgene Corp. (Æ)	7,300	385
Cigna Corp.	4,500	151
Coventry Health Care, Inc. (Æ)	2,100	43
Edwards Lifesciences Corp. (Æ)	4,466	226
Eli Lilly & Co.	13,700	449
Express Scripts, Inc. Class A (Æ)	4,600	463

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Forest Laboratories, Inc. (Æ)	4,800	124
Genzyme Corp. (Æ)	4,100	199
Gilead Sciences, Inc. (Æ)	13,400	481
Humana, Inc. (Æ)	2,200	101
Johnson & Johnson	38,000	2,215
Life Technologies Corp. (Æ)	4,212	211
McKesson Corp. (Ñ)	4,600	322
Medco Health Solutions, Inc. (Æ)	8,624	497
Medtronic, Inc.	16,900	662
Merck & Co., Inc.	43,015	1,449
PerkinElmer, Inc.	4,700	107
Pfizer, Inc.	105,773	1,611
St. Jude Medical, Inc. (Æ)	5,200	194
STERIS Corp. (Ñ)	3,191	102
Stryker Corp.	3,400	180
Thermo Fisher Scientific, Inc. (Æ)	7,600	396
UnitedHealth Group, Inc.	17,700	515
WellPoint, Inc. (Æ)	8,100	416
Zimmer Holdings, Inc. (Æ)	3,370	189
		15,475
Industrials - 12.2%
3M Co.	11,300	896
Actuant Corp. Class A	5,600	113
Alaska Air Group, Inc. (Æ)	800	37
Ametek, Inc.	3,200	130
Arkansas Best Corp.	1,600	37
Avery Dennison Corp.	1,900	65
Avis Budget Group, Inc. (Æ)	1,800	21
AZZ, Inc.	800	30
Boeing Co. (The)	10,400	667
Caterpillar, Inc.	9,821	597
Continental Airlines, Inc. Class B (Æ)	700	15
CSX Corp.	8,300	434
Cummins, Inc.	3,700	252
Danaher Corp.	5,800	460
Deere & Co.	7,200	415
Dover Corp.	5,300	238
Eaton Corp.	3,800	266
Emerson Electric Co.	12,600	585
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	10
FedEx Corp.	3,100	259
Gardner Denver, Inc.	800	36
General Dynamics Corp.	5,710	388
General Electric Co.	145,321	2,376
Goodrich Corp.	2,200	153
Hexcel Corp. (Æ)(Ñ)	2,600	42
HNI Corp.	900	28
Honeywell International, Inc.	10,862	465
Illinois Tool Works, Inc.	8,608	400
Jacobs Engineering Group, Inc. (Æ)	2,800	117

	Principal Amount ($) or Shares	Market Value $
Kansas City Southern (Æ)	2,550	97
Katy Industries, Inc. (Æ)	5,900	10
Koninklijke Philips Electronics NV	1,119	33
L-3 Communications Holdings, Inc.	2,500	207
Lockheed Martin Corp.	4,819	385
Manitowoc Co., Inc. (The) (Ñ)	2,300	27
Manpower, Inc.	2,100	96
Masco Corp. (Ñ)	14,300	191
Norfolk Southern Corp.	6,700	378
Northrop Grumman Corp.	4,796	290
PACCAR, Inc. (Ñ)	6,675	274
Parker Hannifin Corp.	3,000	184
Precision Castparts Corp.	2,500	292
Raytheon Co.	5,800	304
Republic Services, Inc. Class A	4,680	136
Rockwell Automation, Inc.	3,900	208
Rockwell Collins, Inc.	2,100	122
RR Donnelley & Sons Co.	5,700	109
Ryder System, Inc.	4,800	216
Siemens AG - ADR	200	18
Snap-On, Inc.	1,000	44
Southwest Airlines Co.	10,425	130
Tecumseh Products Co. Class A (Æ)	1,600	21
Terex Corp. (Æ)(Ñ)	1,800	39
Textron, Inc. (Ñ)	3,900	81
Toro Co. (The) (Ñ)	2,300	123
Union Pacific Corp.	8,500	607
United Parcel Service, Inc. Class B	15,714	986
United Technologies Corp.	13,500	910
US Airways Group, Inc. (Æ)	1,000	9
Valmont Industries, Inc. (Ñ)	300	24
Waste Management, Inc. (Ñ)	10,218	332
Watts Water Technologies, Inc. Class A (Ñ)	400	13
YRC Worldwide, Inc. (Æ)(Ñ)	200	—	±
		16,428
Information Technology - 17.7%
Adobe Systems, Inc. (Æ)(Ñ)	8,200	263
Advanced Micro Devices, Inc. (Æ)	8,100	69
Agilent Technologies, Inc. (Æ)	4,142	134
Amphenol Corp. Class A	5,200	220
Analog Devices, Inc.	6,800	198
AOL, Inc. (Æ)(Ñ)	1,580	33
Apple, Inc. (Æ)	12,400	3,189
Applied Materials, Inc.	20,600	266
Autodesk, Inc. (Æ)	3,000	88
Automatic Data Processing, Inc.	6,900	282
Broadcom Corp. Class A	5,850	202
CA, Inc.	4,900	99
Cisco Systems, Inc. (Æ)	79,400	1,839
Computer Sciences Corp.	4,845	242

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corning, Inc.	23,600	411
Dell, Inc. (Æ)	26,300	350
Diebold, Inc.	2,300	67
eBay, Inc. (Æ)	16,100	345
Electronic Arts, Inc. Series C (Æ)	6,400	106
EMC Corp. (Æ)	30,000	559
Google, Inc. Class A (Æ)	3,300	1,601
Hewlett-Packard Co.	34,932	1,607
Intel Corp.	75,400	1,615
International Business Machines Corp.	19,100	2,392
KLA-Tencor Corp.	2,500	77
Mastercard, Inc. Class A	1,400	282
Micron Technology, Inc. (Æ)(Ñ)	13,500	123
Microsoft Corp.	104,600	2,699
Motorola, Inc. (Æ)	35,900	246
National Semiconductor Corp.	7,100	100
NetApp, Inc. (Æ)(Ñ)	4,900	185
Oracle Corp.	57,949	1,308
Paychex, Inc. (Ñ)	4,300	123
QUALCOMM, Inc.	21,200	754
Quantum Corp. (Æ)	14,000	33
Seagate Technology (Æ)(Ñ)	2,200	34
Symantec Corp. (Æ)	16,445	233
Texas Instruments, Inc.	20,800	508
Total System Services, Inc. (Ñ)	2,032	30
Western Union Co. (The)	8,736	139
Xerox Corp.	18,800	175
Xilinx, Inc. (Ñ)	7,000	171
Yahoo!, Inc. (Æ)	20,700	317
		23,714
Materials - 3.2%
Air Products & Chemicals, Inc.	4,800	331
AK Steel Holding Corp.	5,100	76
Alcoa, Inc.	15,700	183
Allegheny Technologies, Inc. (Ñ)	3,300	180
AngloGold Ashanti, Ltd. - ADR	600	25
Ashland, Inc.	1,204	64
Ball Corp.	1,700	84
Bemis Co., Inc.	1,800	52
Brush Engineered Materials, Inc. (Æ)	1,000	25
BWAY Holding Co. (Æ)(Ñ)	1,900	38
Chemtura Corp. (Æ)	1,900	3
Crown Holdings, Inc. (Æ)	3,400	80
Dow Chemical Co. (The)	15,788	425
Ecolab, Inc.	3,300	156
EI du Pont de Nemours & Co.	5,200	188
FMC Corp. (Ñ)	1,100	67
Freeport-McMoRan Copper & Gold, Inc. Class B	4,776	335
International Paper Co.	11,073	257

	Principal Amount ($) or Shares	Market Value $
Martin Marietta Materials, Inc. (Ñ)	1,500	140
MeadWestvaco Corp. (Ñ)	3,000	72
Monsanto Co.	5,100	259
Newmont Mining Corp.	5,200	280
Owens-Illinois, Inc. (Æ)	2,900	88
PPG Industries, Inc.	2,900	186
Schnitzer Steel Industries, Inc. Class A (Ñ)	600	30
Sigma-Aldrich Corp.	2,300	122
Temple-Inland, Inc.	5,100	108
Vulcan Materials Co. Series REGS	3,600	182
Weyerhaeuser Co.	5,603	239
		4,275
Telecommunication Services - 2.6%
AT&T, Inc.	80,581	1,958
CenturyTel, Inc. (Ñ)	4,105	141
Qwest Communications International, Inc. (Ñ)	25,000	131
Sprint Nextel Corp. (Æ)	39,389	202
Verizon Communications, Inc.	41,272	1,136
		3,568
Utilities - 2.8%
AES Corp. (The) (Æ)	11,000	113
Ameren Corp.	3,000	74
American Electric Power Co., Inc.	5,300	169
Consolidated Edison, Inc. (Ñ)	2,800	119
Constellation Energy Group, Inc. (Ñ)	3,000	106
Dominion Resources, Inc. (Ñ)	10,600	413
Duke Energy Corp.	19,496	311
Edison International	5,500	178
Entergy Corp.	2,900	218
Exelon Corp.	10,800	417
FirstEnergy Corp.	4,200	148
PG&E Corp.	5,800	241
PPL Corp.	6,400	165
Public Service Enterprise Group, Inc.	8,400	257
Sempra Energy	4,100	188
Southern Co.	13,200	432
Wisconsin Energy Corp.	2,300	113
Xcel Energy, Inc.	4,000	82
		3,744
Total Common Stocks (cost $132,151)		131,496

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.8%
SSgA Prime Money Market Fund	1,942,947	1,943
United States Treasury Bill (ç)(ÿ)(§) Zero coupon due 06/17/10	473	473
Total Short-Term Investments (cost $2,416)		2,416
Other Securities - 7.5%
State Street Navigator Securities Prime Lending Portfolio (d)	9,996,249	9,996
Total Other Securities (cost $9,996)		9,996

Market Value $
Total Investments - 107.3% (identified cost $144,563)	143,908
Other Assets and Liabilities, Net - (7.3%)	(9,781)
Net Assets - 100.0%	134,127

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	10	USD	2,721	06/10	(123)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(123)

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,964	$—	$—	$15,964
Consumer Staples	13,771	—	—	13,771
Energy	14,718	—	—	14,718
Financials	19,839	—	—	19,839
Health Care	15,475	—	—	15,475
Industrials	16,428	—	—	16,428
Information Technology	23,714	—	—	23,714
Materials	4,275	—	—	4,275
Telecommunication Services	3,568	—	—	3,568
Utilities	3,744	—	—	3,744
Short-Term Investments	1,943	473	—	2,416
Other Securities	9,996	—	—	9,996
Total Investments	143,435	473	—	143,908
Other Financial Instruments*
Futures Contracts	(123)		—	(123)
Total Other Financial Instruments	$(123)	$—	$—	$(123)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.5%
Consumer Discretionary - 16.6%
99 Cents Only Stores (Æ)	2,325	36
American Greetings Corp. Class A	5,955	140
Asbury Automotive Group, Inc. (Æ)	2,925	39
Beazer Homes USA, Inc. (Æ)	2,516	13
Belo Corp. Class A (Æ)	3,853	28
Big 5 Sporting Goods Corp.	2,000	30
Biglari Holdings, Inc. (Æ)	88	27
Blyth, Inc.	628	31
Bob Evans Farms, Inc.	1,600	46
Books-A-Million, Inc. Class A	300	2
Brown Shoe Co., Inc.	1,500	25
California Pizza Kitchen, Inc. (Æ)	7,246	132
Cardtronics, Inc. (Æ)	4,527	59
Caribou Coffee Co., Inc. (Æ)	400	4
Carter's, Inc. (Æ)	2,121	65
Cato Corp. (The) Class A	1,914	45
CEC Entertainment, Inc. (Æ)	1,408	57
Central Garden and Pet Co. (Æ)	8,365	79
Collective Brands, Inc. (Æ)	7,135	160
Cooper Tire & Rubber Co.	8,201	155
Core-Mark Holding Co., Inc. (Æ)	100	3
Courier Corp.	500	8
Denny's Corp. (Æ)	8,437	27
Dillard's, Inc. Class A	6,029	173
Dolan Co. (The) (Æ)	810	10
Dover Downs Gaming & Entertainment, Inc.	760	2
Dress Barn, Inc. (The) (Æ)	6,275	172
DSW, Inc. Class A (Æ)	2,300	66
Eastman Kodak Co. (Æ)	23,842	134
Einstein Noah Restaurant Group, Inc. (Æ)	535	7
EW Scripps Co. Class A (Æ)	2,600	23
Furniture Brands International, Inc. (Æ)	3,400	27
Harte-Hanks, Inc.	891	12
Hooker Furniture Corp.	700	11
HSN, Inc. (Æ)	5,585	151
Internet Brands, Inc. (Æ)	1,934	20
inVentiv Health, Inc. (Æ)	3,760	94
Isle of Capri Casinos, Inc. (Æ)	463	5
Jakks Pacific, Inc. (Æ)	1,100	16
Jo-Ann Stores, Inc. (Æ)	3,725	170
Jones Apparel Group, Inc.	8,400	165
Journal Communications, Inc. Class A (Æ)	700	4
Kimball International, Inc. Class B	1,883	13
La-Z-Boy, Inc. Class Z (Æ)	2,500	30
LIN TV Corp. Class A (Æ)	2,639	17
Live Nation Entertainment, Inc. (Æ)	5,241	64
LodgeNet Interactive Corp. (Æ)	1,900	10
M/I Homes, Inc. (Æ)	850	10

	Principal Amount ($) or Shares	Market Value $
Maidenform Brands, Inc. (Æ)	2,868	66
Matthews International Corp. Class A	1,117	36
McCormick & Schmick's Seafood Restaurants, Inc. (Æ)	500	4
Mediacom Communications Corp. Class A (Æ)	7,720	41
Midas, Inc. (Æ)	329	3
ModusLink Global Solutions, Inc. (Æ)	4,300	33
Monotype Imaging Holdings, Inc. (Æ)	4,715	47
National CineMedia, Inc.	2,345	41
New York & Co., Inc. (Æ)	801	3
O'Charleys, Inc. (Æ)	4,237	32
OfficeMax, Inc. (Æ)	2,643	47
Orbitz Worldwide, Inc. (Æ)	800	4
Oxford Industries, Inc.	2,785	58
Papa John's International, Inc. (Æ)	3,940	98
PEP Boys-Manny Moe & Jack	3,300	41
Perry Ellis International, Inc. (Æ)	2,186	53
PF Chang's China Bistro, Inc.	3,001	130
Polaris Industries, Inc.	1,496	88
RC2 Corp. (Æ)	1,296	24
Rent-A-Center, Inc. Class A (Æ)	7,292	177
Retail Ventures, Inc. (Æ)	1,635	16
Scholastic Corp.	1,600	42
Shoe Carnival, Inc. (Æ)	767	19
Shuffle Master, Inc. (Æ)	6,389	53
Sinclair Broadcast Group, Inc. Class A (Æ)	11,670	77
Sonic Automotive, Inc. Class A (Æ)	5,634	56
Sotheby's Class A	1,400	45
Spartan Motors, Inc.	2,267	11
Sport Supply Group, Inc.	400	5
Stage Stores, Inc.	3,200	45
Standard Motor Products, Inc.	2,700	23
Standard Pacific Corp. (Æ)	11,230	57
Steinway Musical Instruments, Inc. (Æ)	238	4
Steven Madden, Ltd. (Æ)	1,510	51
Stewart Enterprises, Inc. Class A	4,221	26
Sturm Ruger & Co., Inc.	4,705	74
Superior Industries International, Inc.	200	3
Tempur-Pedic International, Inc. (Æ)	6,100	203
Timberland Co. Class A (Æ)	5,254	101
Town Sports International Holdings, Inc. (Æ)	1,798	5
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	200	5
Unifi, Inc. (Æ)	1,508	6
Unifirst Corp.	509	23
Universal Electronics, Inc. (Æ)	100	2
Wolverine World Wide, Inc.	1,400	40
		4,635

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 2.8%
Alliance One International, Inc. (Æ)	9,628	40
American Italian Pasta Co. Class A (Æ)	1,514	59
B&G Foods, Inc. Class A	3,050	32
Boston Beer Co., Inc. Class A (Æ)	200	13
Cadiz, Inc. (Æ)	300	4
Casey's General Stores, Inc.	372	14
Chiquita Brands International, Inc. (Æ)	8,436	104
Inter Parfums, Inc.	300	5
J&J Snack Foods Corp.	1,567	70
Lancaster Colony Corp.	1,073	59
Nu Skin Enterprises, Inc. Class A	2,741	79
Pantry, Inc. (The) (Æ)	214	3
Prestige Brands Holdings, Inc. (Æ)	8,925	69
Sanderson Farms, Inc.	700	38
Seaboard Corp.	27	38
Smart Balance, Inc. (Æ)	1,700	10
TreeHouse Foods, Inc. (Æ)	252	12
United Natural Foods, Inc. (Æ)	1,404	44
Universal Corp.	2,143	87
USANA Health Sciences, Inc. (Æ)	100	4
Village Super Market, Inc.	146	4
		788
Energy - 4.5%
Atlas Energy, Inc. (Æ)	4,224	130
Basic Energy Services, Inc. (Æ)	217	2
Berry Petroleum Co. Class A	2,328	72
Bill Barrett Corp. (Æ)	3,097	101
Cal Dive International, Inc. (Æ)	16,595	92
Complete Production Services, Inc. (Æ)	2,300	30
Contango Oil & Gas Co. (Æ)	955	48
Delek US Holdings, Inc.	960	6
Geokinetics, Inc. (Æ)	900	5
Hercules Offshore, Inc. (Æ)	20,507	64
International Coal Group, Inc. (Æ)	15,300	66
ION Geophysical Corp. (Æ)	17,300	94
Key Energy Services, Inc. (Æ)	4,905	47
Lufkin Industries, Inc.	411	33
Matrix Service Co. (Æ)	651	6
McMoRan Exploration Co. (Æ)	5,351	57
Parker Drilling Co. (Æ)	7,524	36
Petroleum Development Corp. (Æ)	128	3
PHI, Inc. (Æ)	100	2
Pioneer Drilling Co. (Æ)	9,387	56
Rosetta Resources, Inc. (Æ)	5,253	115
RPC, Inc.	300	3
Tetra Technologies, Inc. (Æ)	5,949	60
Union Drilling, Inc. (Æ)	2,000	11
Vaalco Energy, Inc. (Æ)	620	3

	Principal Amount ($) or Shares	Market Value $
Willbros Group, Inc. (Æ)	2,040	19
World Fuel Services Corp.	3,619	94
		1,255
Financials - 20.0%
1st Source Corp.	2,815	54
Advance America Cash Advance Centers, Inc.	4,224	20
Agree Realty Corp. (ö)	300	7
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	3,207	60
American Equity Investment Life Holding Co.	5,714	54
American Physicians Capital, Inc.	319	10
Ameris Bancorp	1,021	12
Amerisafe, Inc. (Æ)	600	10
Amtrust Financial Services, Inc.	4,489	59
Anworth Mortgage Asset Corp. (ö)	10,211	69
Apollo Commercial Real Estate Finance, Inc. (ö)	200	3
Apollo Investment Corp.	9,343	97
Ares Capital Corp.	8,417	114
Argo Group International Holdings, Ltd.	1,657	50
Arrow Financial Corp.	1,003	26
Ashford Hospitality Trust, Inc. (Æ)(ö)	8,288	66
Associated Estates Realty Corp. (ö)	4,976	68
Assured Guaranty, Ltd.	800	13
Bancfirst Corp.	90	4
Banco Latinoamericano de Comercio Exterior SA Class E	4,612	60
Bancorp, Inc. (Æ)	1,331	11
Bank Mutual Corp.	400	3
Bank of Marin Bancorp	100	3
Bank of the Ozarks, Inc.	1,976	70
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	619	11
BGC Partners, Inc. Class A	1,916	12
BioMed Realty Trust, Inc. (ö)	2,900	49
BlackRock Kelso Capital Corp.	2,700	28
Boston Private Financial Holdings, Inc.	400	3
Broadpoint Gleacher Securities, Inc. (Æ)	3,200	13
Calamos Asset Management, Inc. Class A	1,230	14
Camden National Corp.	100	3
CapLease, Inc. (ö)	8,865	45
Capstead Mortgage Corp. (ö)	681	8
Cardinal Financial Corp.	965	10
Cash America International, Inc.	700	26
Cedar Shopping Centers, Inc. (ö)	1,014	7
Central Pacific Financial Corp. (Æ)	3,200	8
Chemical Financial Corp.	838	20

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
City Holding Co.	2,171	70
Clifton Savings Bancorp, Inc.	900	8
CNA Surety Corp. (Æ)	266	4
Cogdell Spencer, Inc. (ö)	2,600	17
Colonial Properties Trust (ö)	1,547	23
Colony Financial, Inc. (ö)	400	7
Community Bank System, Inc.	1,297	30
Community Trust Bancorp, Inc.	1,100	30
Compass Diversified Holdings	4,469	64
Credit Acceptance Corp. (Æ)	100	5
Delphi Financial Group, Inc. Class A	3,505	91
Developers Diversified Realty Corp. (ö)	900	10
DiamondRock Hospitality Co. (ö)	5,870	54
Dime Community Bancshares	2,299	29
Downey Financial Corp. (Æ)	700	—	±
DuPont Fabros Technology, Inc. (ö)	2,611	67
E*Trade Financial Corp. (Æ)	11,700	17
East West Bancorp, Inc.	200	3
Education Realty Trust, Inc. (ö)	7,759	49
Employers Holdings, Inc.	3,027	48
Encore Capital Group, Inc. (Æ)	1,297	27
Equity Lifestyle Properties, Inc. (ö)	1,746	90
Ezcorp, Inc. Class A (Æ)	2,648	49
Farmers Capital Bank Corp.	300	2
FelCor Lodging Trust, Inc. (Æ)(ö)	1,900	13
Fifth Street Finance Corp.	2,900	33
First Bancorp	1,000	16
First Cash Financial Services, Inc. (Æ)	115	2
First Community Bancshares, Inc.	500	8
First Financial Bancorp	450	7
First Financial Corp.	600	17
First Financial Northwest, Inc.	5,284	25
First Industrial Realty Trust, Inc. (Æ)(ö)	2,800	19
First Mercury Financial Corp.	1,643	20
First of Long Island Corp. (The)	100	3
First Potomac Realty Trust (ö)	4,429	65
Flagstone Reinsurance Holdings SA	3,631	43
Flushing Financial Corp.	1,700	23
FNB Corp.	9,735	80
Fox Chase Bancorp, Inc. (Æ)	2,075	22
FPIC Insurance Group, Inc. (Æ)	837	23
Getty Realty Corp. (ö)	3,004	67
GFI Group, Inc.	1,624	10
Gladstone Capital Corp.	400	5
Gladstone Commercial Corp. (ö)	200	3
Glimcher Realty Trust (ö)	1,440	10
Gramercy Capital Corp. (Æ)(ö)	1,000	2
Great Southern Bancorp, Inc.	465	12
Greenlight Capital Re, Ltd. (Æ)	3,128	76
Hancock Holding Co.	485	19
Harleysville Group, Inc.	1,783	58
Healthcare Realty Trust, Inc. (ö)	3,470	80

	Principal Amount ($) or Shares	Market Value $
Hercules Technology Growth Capital, Inc.	2,623	23
Hersha Hospitality Trust (ö)	10,400	50
Highwoods Properties, Inc. (ö)	117	3
Home Bancshares, Inc.	1,186	28
Horace Mann Educators Corp.	2,186	34
Inland Real Estate Corp. (ö)	1,300	11
International Assets Holding Corp. (Æ)	277	5
International Bancshares Corp.	3,976	79
Invesco Mortgage Capital, Inc. (ö)	1,893	39
Investors Bancorp, Inc. (Æ)	2,730	37
Investors Real Estate Trust (ö)	1,100	10
Kansas City Life Insurance Co.	310	9
Kayne Anderson Energy Development Co.	300	4
Kearny Financial Corp.	1,400	12
Kite Realty Group Trust (ö)	1,100	5
LaBranche & Co., Inc. (Æ)	4,518	19
Lakeland Bancorp, Inc.	540	5
Lakeland Financial Corp.	700	14
Lexington Realty Trust (ö)	11,253	70
Life Partners Holdings, Inc.	1,115	23
LTC Properties, Inc. (ö)	525	14
Maiden Holdings, Ltd.	2,261	16
MainSource Financial Group, Inc.	1,058	9
MB Financial, Inc.	1,000	22
MCG Capital Corp.	8,476	46
Meadowbrook Insurance Group, Inc.	2,400	21
Medical Properties Trust, Inc. (ö)	8,392	80
MFA Financial, Inc. (ö)	16,431	120
Mid-America Apartment Communities, Inc. (ö)	200	11
Montpelier Re Holdings, Ltd.	5,651	88
Nara Bancorp, Inc. (Æ)	1,100	8
National Financial Partners Corp. (Æ)	3,228	45
National Health Investors, Inc. (ö)	1,117	46
National Retail Properties, Inc. (ö)	2,409	53
NBT Bancorp, Inc.	2,150	47
NewAlliance Bancshares, Inc.	2,900	34
Northwest Bancshares, Inc.	5,420	63
OceanFirst Financial Corp.	720	9
Ocwen Financial Corp. (Æ)	6,001	73
Omega Healthcare Investors, Inc. (ö)	800	16
Oppenheimer Holdings, Inc.	386	11
optionsXpress Holdings, Inc. (Æ)	2,072	33
Oriental Financial Group, Inc.	4,673	64
Pacific Capital Bancorp NA (Æ)	2,900	5
Park National Corp.	297	19
Pebblebrook Hotel Trust (Æ)(ö)	600	12
PennantPark Investment Corp.	2,935	29
Pennsylvania Real Estate Investment Trust (ö)	5,175	71
Penson Worldwide, Inc. (Æ)	1,765	12
Peoples Bancorp, Inc.	830	13

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PHH Corp. (Æ)	439	10
Platinum Underwriters Holdings, Ltd.	3,059	113
PMA Capital Corp. Class A (Æ)	3,140	21
ProAssurance Corp. (Æ)	1,875	110
Prospect Capital Corp.	1,400	14
Prosperity Bancshares, Inc.	2,739	99
Provident Financial Services, Inc.	536	7
Provident New York Bancorp	325	3
PS Business Parks, Inc. (ö)	495	27
Renasant Corp.	300	4
Republic Bancorp, Inc. Class A	1,833	42
Resource Capital Corp. (ö)	6,600	37
Santander BanCorp (Æ)	1,098	12
Saul Centers, Inc. (ö)	434	17
SeaBright Insurance Holdings, Inc.	2,292	24
Signature Bank NY (Æ)	560	21
Simmons First National Corp. Class A	831	22
Southside Bancshares, Inc.	1,640	33
Southwest Bancorp, Inc.	630	10
Sterling Bancorp	400	4
Suffolk Bancorp	1,206	38
Sun Communities, Inc. (ö)	2,650	78
Susquehanna Bancshares, Inc.	2,900	25
SY Bancorp, Inc.	419	10
Texas Capital Bancshares, Inc. (Æ)	1,579	29
Tower Bancorp, Inc.	124	3
TowneBank	751	11
TradeStation Group, Inc. (Æ)	938	7
Trustco Bank Corp. NY	4,320	27
Trustmark Corp.	2,254	50
U-Store-It Trust (ö)	6,936	57
UMB Financial Corp.	279	11
United Bankshares, Inc.	2,267	61
United Financial Bancorp, Inc.	300	4
Univest Corp. of Pennsylvania	200	4
Webster Financial Corp.	3,980	76
WesBanco, Inc.	2,155	41
Westamerica Bancorporation	200	11
Westwood Holdings Group, Inc.	320	12
Wilshire Bancorp, Inc.	2,630	27
Winthrop Realty Trust (ö)	400	5
Wintrust Financial Corp.	830	30
World Acceptance Corp. (Æ)	400	14
		5,594
Health Care - 12.7%
Adolor Corp. (Æ)	3,700	6
Affymax, Inc. (Æ)	900	20
Affymetrix, Inc. (Æ)	6,447	42
Air Methods Corp. (Æ)	1,299	43
Albany Molecular Research, Inc. (Æ)	5,981	38

	Principal Amount ($) or Shares	Market Value $
Alliance HealthCare Services, Inc. (Æ)	3,779	21
Amedisys, Inc. (Æ)	200	10
American Dental Partners, Inc. (Æ)	383	5
American Medical Systems Holdings, Inc. (Æ)	3,410	77
AMERIGROUP Corp. Class A (Æ)	5,520	198
Amicus Therapeutics, Inc. (Æ)	1,300	4
AMN Healthcare Services, Inc. (Æ)	2,685	22
Amsurg Corp. Class A (Æ)	400	8
Ariad Pharmaceuticals, Inc. (Æ)	7,200	28
Arqule, Inc. (Æ)	3,700	23
Assisted Living Concepts, Inc. (Æ)	100	3
Biodel, Inc. (Æ)	800	4
BioMimetic Therapeutics, Inc. (Æ)	410	5
BioScrip, Inc. (Æ)	1,600	10
Bruker Corp. (Æ)	8,395	107
Cadence Pharmaceuticals, Inc. (Æ)	1,766	14
Cambrex Corp. (Æ)	500	2
Cantel Medical Corp.	3,030	52
Cardiac Science Corp. (Æ)	2,100	2
Celera Corp. (Æ)	456	3
Celldex Therapeutics, Inc. (Æ)	3,681	25
Chelsea Therapeutics International, Inc. (Æ)	517	2
Chemed Corp.	278	16
Clinical Data, Inc. (Æ)	379	6
Conmed Corp. (Æ)	891	17
Continucare Corp. (Æ)	1,100	4
Cornerstone Therapeutics, Inc. (Æ)	700	4
Corvel Corp. (Æ)	600	21
Cross Country Healthcare, Inc. (Æ)	400	3
Cubist Pharmaceuticals, Inc. (Æ)	2,200	47
Cynosure, Inc. Class A (Æ)	411	5
Cytokinetics, Inc. (Æ)	6,900	20
Delcath Systems, Inc. (Æ)	1,200	19
Depomed, Inc. (Æ)	2,000	7
DexCom, Inc. (Æ)	3,313	35
Durect Corp. (Æ)	2,600	7
Emergency Medical Services Corp. Class A (Æ)	1,738	93
Emergent Biosolutions, Inc. (Æ)	1,877	30
Endologix, Inc. (Æ)	2,300	10
Enzon Pharmaceuticals, Inc. (Æ)	6,463	69
ev3, Inc. (Æ)	2,034	39
Exelixis, Inc. (Æ)	11,992	62
Genoptix, Inc. (Æ)	600	16
Haemonetics Corp. (Æ)	820	44
Healthsouth Corp. (Æ)	6,291	125
Healthspring, Inc. (Æ)	3,844	67
Hi-Tech Pharmacal Co., Inc. (Æ)	1,014	23
Human Genome Sciences, Inc. (Æ)	1,049	26

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ICU Medical, Inc. (Æ)	1,206	38
Idenix Pharmaceuticals, Inc. (Æ)	600	2
Immunogen, Inc. (Æ)	1,473	13
Immunomedics, Inc. (Æ)	900	3
Impax Laboratories, Inc. (Æ)	1,926	41
Incyte Corp., Ltd. (Æ)	5,075	65
Inspire Pharmaceuticals, Inc. (Æ)	1,700	10
Integra LifeSciences Holdings Corp. (Æ)	340	13
Invacare Corp.	5,040	120
ISTA Pharmaceuticals, Inc. (Æ)	1,189	3
Kensey Nash Corp. (Æ)	1,134	26
Kindred Healthcare, Inc. (Æ)	4,061	63
Magellan Health Services, Inc. (Æ)	1,800	73
MAKO Surgical Corp. (Æ)	1,600	21
MAP Pharmaceuticals, Inc. (Æ)	1,100	16
Matrixx Initiatives, Inc. (Æ)	2,475	12
Maxygen, Inc. (Æ)	517	3
Medcath Corp. (Æ)	410	4
Medivation, Inc. (Æ)	332	4
Micrus Endovascular Corp. (Æ)	500	9
Molina Healthcare, Inc. (Æ)	353	10
Myriad Pharmaceuticals, Inc. (Æ)	3,319	13
Nabi Biopharmaceuticals (Æ)	3,358	18
Nektar Therapeutics (Æ)	800	10
Neogen Corp. (Æ)	100	3
Neurocrine Biosciences, Inc. (Æ)	1,643	7
NeurogesX, Inc. (Æ)	400	3
Nighthawk Radiology Holdings, Inc. (Æ)	3,400	11
NPS Pharmaceuticals, Inc. (Æ)	5,359	35
NxStage Medical, Inc. (Æ)	3,772	53
Obagi Medical Products, Inc. (Æ)	1,390	18
Odyssey HealthCare, Inc. (Æ)	1,426	38
OraSure Technologies, Inc. (Æ)	2,405	11
Orexigen Therapeutics, Inc. (Æ)	3,600	20
Orthofix International NV (Æ)	1,015	32
Pain Therapeutics, Inc. (Æ)	1,730	10
Par Pharmaceutical Cos., Inc. (Æ)	4,860	135
PDL BioPharma, Inc.	10,761	58
Protalix BioTherapeutics, Inc. (Æ)	800	5
PSS World Medical, Inc. (Æ)	6,068	139
Questcor Pharmaceuticals, Inc. (Æ)	11,015	104
RehabCare Group, Inc. (Æ)	824	24
Res-Care, Inc. (Æ)	1,632	18
RTI Biologics, Inc. (Æ)	806	3
Santarus, Inc. (Æ)	4,700	14
Sciclone Pharmaceuticals, Inc. (Æ)	5,000	17
Seattle Genetics, Inc. (Æ)	5,527	73
Sequenom, Inc. (Æ)	6,440	40
Sirona Dental Systems, Inc. (Æ)	1,200	43
Somanetics Corp. (Æ)	1,752	32
SonoSite, Inc. (Æ)	500	15
STERIS Corp.	4,653	148

	Principal Amount ($) or Shares	Market Value $
Sunrise Senior Living, Inc. (Æ)	5,300	23
SurModics, Inc. (Æ)	1,492	25
Symmetry Medical, Inc. (Æ)	600	7
Synovis Life Technologies, Inc. (Æ)	200	3
Synta Pharmaceuticals Corp. (Æ)	1,100	4
Triple-S Management Corp. (Æ)	1,600	29
Vanda Pharmaceuticals, Inc. (Æ)	2,500	18
Vical, Inc. (Æ)	7,439	25
Viropharma, Inc. (Æ)	9,808	119
WellCare Health Plans, Inc. (Æ)	159	4
Zymogenetics, Inc. (Æ)	1,600	7
		3,552
Industrials - 15.5%
AAON, Inc.	659	16
AAR Corp. (Æ)	2,200	43
ACCO Brands Corp. (Æ)	5,519	39
Acuity Brands, Inc.	100	4
Alamo Group, Inc.	300	7
Alaska Air Group, Inc. (Æ)	4,069	190
Albany International Corp. Class A	500	9
Allegiant Travel Co. Class A	1,000	55
Altra Holdings, Inc. (Æ)	3,245	41
Amerco, Inc. (Æ)	466	25
American Railcar Industries, Inc.	1,100	16
American Woodmark Corp.	1,591	39
Ampco-Pittsburgh Corp.	782	18
AO Smith Corp.	2,385	111
Apogee Enterprises, Inc.	4,332	59
Argon ST, Inc. (Æ)	770	19
ATC Technology Corp. (Æ)	3,374	63
Atlas Air Worldwide Holdings, Inc. (Æ)	1,740	91
Avis Budget Group, Inc. (Æ)	12,440	147
Beacon Roofing Supply, Inc. (Æ)	1,636	34
Belden, Inc.	1,000	26
CAI International, Inc. (Æ)	300	4
CBIZ, Inc. (Æ)	3,251	21
Celadon Group, Inc. (Æ)	2,324	32
Ceradyne, Inc. (Æ)	2,278	49
Chart Industries, Inc. (Æ)	655	12
CIRCOR International, Inc.	1,198	36
Colfax Corp. (Æ)	300	4
Comfort Systems USA, Inc.	3,754	41
Consolidated Graphics, Inc. (Æ)	122	6
Cubic Corp.	824	30
DigitalGlobe, Inc. (Æ)	913	26
Ducommun, Inc.	700	14
Dycom Industries, Inc. (Æ)	6,455	64
Dynamex, Inc. (Æ)	180	3
EMCOR Group, Inc. (Æ)	3,006	75
EnerSys (Æ)	6,606	149

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ennis, Inc.	800	14
EnPro Industries, Inc. (Æ)	4,744	150
Force Protection, Inc. (Æ)	15,552	69
FuelCell Energy, Inc. (Æ)	4,241	9
G&K Services, Inc. Class A	300	7
GenCorp, Inc. (Æ)	6,600	34
Global Cash Access Holdings, Inc. (Æ)	16,381	131
GrafTech International, Ltd. (Æ)	7,523	125
Graham Corp.	1,305	22
Great Lakes Dredge & Dock Corp.	3,600	21
H&E Equipment Services, Inc. (Æ)	3,352	33
Hawaiian Holdings, Inc. (Æ)	11,908	85
Heartland Express, Inc.	5,241	81
Herman Miller, Inc.	2,628	51
HNI Corp.	123	4
Houston Wire & Cable Co.	1,973	23
infoGROUP, Inc. (Æ)	6,518	52
Insteel Industries, Inc.	1,999	25
Interface, Inc. Class A	858	10
Interline Brands, Inc. (Æ)	947	19
Interval Leisure Group, Inc. (Æ)	1,194	16
Kadant, Inc. (Æ)	2,218	43
Kforce, Inc. (Æ)	1,790	24
LB Foster Co. Class A (Æ)	331	9
Lincoln Educational Services Corp. (Æ)	180	4
LSB Industries, Inc. (Æ)	858	14
M&F Worldwide Corp. (Æ)	1,010	31
Marten Transport, Ltd. (Æ)	989	22
Mueller Industries, Inc.	925	25
Mueller Water Products, Inc. Class A	4,700	20
NACCO Industries, Inc. Class A	400	34
National Presto Industries, Inc.	726	71
Navigant Consulting, Inc. (Æ)	2,531	31
Net 1 UEPS Technologies, Inc. (Æ)	1,870	27
Nordson Corp.	2,797	186
On Assignment, Inc. (Æ)	2,001	11
Powell Industries, Inc. (Æ)	73	2
Power-One, Inc. (Æ)	3,600	28
Pre-Paid Legal Services, Inc. (Æ)	523	24
Providence Service Corp. (The) (Æ)	1,800	30
Robbins & Myers, Inc.	1,499	33
Saia, Inc. (Æ)	597	9
Schawk, Inc. Class A	800	14
SFN Group, Inc. (Æ)	12,586	96
Skywest, Inc.	9,374	137
Standard Parking Corp. (Æ)	1,388	22
Standard Register Co. (The)	2,640	11
Standex International Corp.	1,005	26
Steiner Leisure, Ltd. (Æ)	1,995	83
Sterling Construction Co., Inc. (Æ)	1,100	18
TAL International Group, Inc.	2,670	64
Tecumseh Products Co. Class A (Æ)	1,327	17

	Principal Amount ($) or Shares	Market Value $
Towers Watson & Co. Class A	3,647	168
Tredegar Corp.	2,943	49
Twin Disc, Inc.	2,081	27
United Rentals, Inc. (Æ)	10,646	129
United Stationers, Inc. (Æ)	100	6
US Ecology, Inc.	829	12
Viad Corp.	1,098	25
VSE Corp.	200	8
Waste Services, Inc. (Æ)	1,716	19
Watts Water Technologies, Inc. Class A	588	19
Werner Enterprises, Inc.	4,600	104
		4,331
Information Technology - 18.9%
3PAR, Inc. (Æ)	400	4
ACI Worldwide, Inc. (Æ)	4,277	82
Actel Corp. (Æ)	1,427	20
Actuate Corp. (Æ)	800	4
Acxiom Corp. (Æ)	8,743	152
ADC Telecommunications, Inc. (Æ)	2,995	25
Agilysys, Inc.	3,260	22
American Reprographics Co. (Æ)	340	3
Amkor Technology, Inc. (Æ)	19,608	134
Anaren, Inc. (Æ)	1,134	16
Anixter International, Inc. (Æ)	2,200	104
Applied Signal Technology, Inc.	448	8
Ariba, Inc. (Æ)	908	14
Arris Group, Inc. (Æ)	12,486	137
Art Technology Group, Inc. (Æ)	6,210	23
Aruba Networks, Inc. (Æ)	1,620	22
Atheros Communications, Inc. (Æ)	1,320	45
Aviat Networks, Inc. (Æ)	11,516	51
Benchmark Electronics, Inc. (Æ)	8,252	152
BigBand Networks, Inc. (Æ)	900	3
Black Box Corp.	965	28
Brady Corp. Class A	892	26
Brightpoint, Inc. (Æ)	11,605	86
Cabot Microelectronics Corp. (Æ)	500	18
Checkpoint Systems, Inc. (Æ)	1,706	34
Ciber, Inc. (Æ)	944	3
Cogo Group, Inc. (Æ)	1,777	12
Coherent, Inc. (Æ)	918	32
Compellent Technologies, Inc. (Æ)	900	12
Cray, Inc. (Æ)	6,044	29
CTS Corp.	1,145	12
Digi International, Inc. (Æ)	3,909	36
DivX, Inc. (Æ)	2,500	18
DSP Group, Inc. (Æ)	4,080	28
Earthlink, Inc.	19,095	164
Electro Rent Corp.	300	4
Entegris, Inc. (Æ)	3,987	22
Equinix, Inc. (Æ)	101	9

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
eResearchTechnology, Inc. (Æ)	2,299	18
Euronet Worldwide, Inc. (Æ)	2,920	38
Forrester Research, Inc. (Æ)	3,299	103
Harmonic, Inc. (Æ)	600	3
iGate Corp.	1,930	23
Informatica Corp. (Æ)	3,445	89
Insight Enterprises, Inc. (Æ)	3,022	44
InterDigital, Inc. (Æ)	6,039	158
Internap Network Services Corp. (Æ)	8,333	43
IRIS International, Inc. (Æ)	800	8
Isilon Systems, Inc. (Æ)	600	8
JDA Software Group, Inc. (Æ)	2,321	62
Kenexa Corp. (Æ)	3,132	45
Lattice Semiconductor Corp. (Æ)	14,730	73
Lawson Software, Inc. (Æ)	19,992	165
Lionbridge Technologies, Inc. (Æ)	2,606	14
LivePerson, Inc. (Æ)	2,900	19
LoopNet, Inc. (Æ)	374	4
Manhattan Associates, Inc. (Æ)	3,571	103
MAXIMUS, Inc.	376	22
Methode Electronics, Inc.	6,101	62
MicroStrategy, Inc. Class A (Æ)	922	71
MIPS Technologies, Inc. Class A (Æ)	4,054	20
Multi-Fineline Electronix, Inc. (Æ)	1,355	36
Ness Technologies, Inc. (Æ)	2,789	15
Netgear, Inc. (Æ)	625	14
Netscout Systems, Inc. (Æ)	2,425	33
Newport Corp. (Æ)	500	5
NIC, Inc.	2,078	13
Oplink Communications, Inc. (Æ)	1,200	17
OSI Systems, Inc. (Æ)	2,344	62
PC-Telephone, Inc. (Æ)	3,017	18
Pegasystems, Inc.	726	22
Perficient, Inc. (Æ)	2,800	30
Pericom Semiconductor Corp. (Æ)	4,962	49
Photronics, Inc. (Æ)	11,876	60
Plantronics, Inc.	1,500	45
Powerwave Technologies, Inc. (Æ)	3,340	5
Progress Software Corp. (Æ)	3,721	119
Quantum Corp. (Æ)	26,800	63
Quest Software, Inc. (Æ)	3,072	59
RF Micro Devices, Inc. (Æ)	33,110	159
S1 Corp. (Æ)	8,240	50
Safeguard Scientifics, Inc. (Æ)	800	9
SAVVIS, Inc. (Æ)	4,671	88
Scansource, Inc. (Æ)	3,273	84
Silicon Graphics International Corp. (Æ)	1,553	13
SMART Modular Technologies WWH, Inc. (Æ)	10,600	65
SonicWALL, Inc. (Æ)	8,173	74
SRA International, Inc. Class A (Æ)	800	17
Stoneridge, Inc. (Æ)	1,817	18

	Principal Amount ($) or Shares	Market Value $
Symmetricom, Inc. (Æ)	7,285	38
SYNNEX Corp. (Æ)	3,590	96
Technitrol, Inc.	4,330	17
Tekelec (Æ)	3,600	52
TeleTech Holdings, Inc. (Æ)	7,580	98
Tessera Technologies, Inc. (Æ)	2,330	40
TIBCO Software, Inc. (Æ)	15,137	173
TriQuint Semiconductor, Inc. (Æ)	16,941	119
TTM Technologies, Inc. (Æ)	5,474	63
Tyler Technologies, Inc. (Æ)	2,500	41
Unisys Corp. (Æ)	4,867	113
ValueClick, Inc. (Æ)	16,185	188
VeriFone Systems, Inc. (Æ)	6,500	131
Virtusa Corp. (Æ)	310	3
Volterra Semiconductor Corp. (Æ)	560	13
Web.com Group, Inc. (Æ)	2,017	8
Websense, Inc. (Æ)	1,000	21
Wright Express Corp. (Æ)	1,587	50
		5,295
Materials - 5.8%
A Schulman, Inc.	3,781	84
Boise, Inc. (Æ)	5,100	31
Brush Engineered Materials, Inc. (Æ)	300	8
Buckeye Technologies, Inc. (Æ)	9,948	121
Bway Holding Co. (Æ)	1,434	29
Clearwater Paper Corp. (Æ)	1,193	73
Darling International, Inc. (Æ)	12,304	98
Graphic Packaging Holding Co. (Æ)	1,100	4
HB Fuller Co.	2,188	47
Headwaters, Inc. (Æ)	3,900	15
Hecla Mining Co. (Æ)	1,200	6
Innospec, Inc. (Æ)	300	4
Kaiser Aluminum Corp.	500	19
Lawson Products, Inc.	319	4
Minerals Technologies, Inc.	44	2
Myers Industries, Inc.	758	7
Neenah Paper, Inc.	700	13
NewMarket Corp.	859	88
Olin Corp.	3,531	68
OM Group, Inc. (Æ)	2,146	64
Omnova Solutions, Inc. (Æ)	5,330	43
PH Glatfelter Co.	5,988	69
PolyOne Corp. (Æ)	13,540	135
Rock-Tenn Co. Class A	1,544	79
Schweitzer-Mauduit International, Inc.	1,488	82
Sensient Technologies Corp.	3,624	100
ShengdaTech, Inc. (Æ)	1,382	8
Silgan Holdings, Inc.	1,420	41
Spartech Corp. (Æ)	4,034	54
Stepan Co.	866	63
Stillwater Mining Co. (Æ)	654	9

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wausau Paper Corp. (Æ)	1,590	14
Westmoreland Coal Co. (Æ)	1,200	12
Worthington Industries, Inc.	3,953	58
WR Grace & Co. (Æ)	2,175	56
		1,608
Telecommunication Services - 1.0%
General Communication, Inc. Class A (Æ)	6,211	36
Global Crossing, Ltd. (Æ)	3,835	52
Knology, Inc. (Æ)	3,161	38
PAETEC Holding Corp. (Æ)	15,630	66
Premiere Global Services, Inc. (Æ)	384	3
USA Mobility, Inc.	5,506	77
		272
Utilities - 2.7%
Avista Corp.	4,591	89
California Water Service Group	436	16
Central Vermont Public Service Corp.	181	4
Chesapeake Utilities Corp.	100	3
El Paso Electric Co. (Æ)	2,587	51
Idacorp, Inc.	5,143	170
New Jersey Resources Corp.	1,761	62

	Principal Amount ($) or Shares	Market Value $
Northwest Natural Gas Co.	1,590	70
NorthWestern Corp.	1,387	36
PNM Resources, Inc.	4,651	57
South Jersey Industries, Inc.	480	21
Southwest Gas Corp.	3,739	111
Unisource Energy Corp.	2,048	63
		753
Total Common Stocks (cost $23,968)		28,083
Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	7,896	8
Total Short-Term Investments (cost $8)		8
Total Investments - 100.5% (identified cost $23,976)		28,091
Other Assets and Liabilities, Net - (0.5%)		(137)
Net Assets - 100.0%		27,954

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	3	USD	198	06/10	(20)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(20)

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,635	$—	$—	$4,635
Consumer Staples	788	—	—	788
Energy	1,255	—	—	1,255
Financials	5,594	—	—	5,594
Health Care	3,552	—	—	3,552
Industrials	4,331	—	—	4,331
Information Technology	5,295	—	—	5,295
Materials	1,608	—	—	1,608
Telecommunication Services	272	—	—	272
Utilities	753	—	—	753
Short-Term Investments	8	—	—	8
Total Investments	$28,091	$—	$—	$28,091
Other Financial Instruments*
Futures Contracts	(20)	—	—	(20)
Total Other Financial Instruments	$(20)	$—	$—	$(20)

* Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.2%
Consumer Discretionary - 15.2%
Aeropostale, Inc. (Æ)	681	19
Autoliv, Inc.	388	18
Big Lots, Inc. (Æ)	652	23
Brinker International, Inc.	1,200	21
Darden Restaurants, Inc.	447	19
DIRECTV, Inc. (Æ)	694	26
Dollar Tree, Inc. (Æ)	456	29
Ford Motor Co. (Æ)(Û)	1,269	15
Gannett Co., Inc. (Û)	1,053	16
Gap, Inc. (The)	940	20
Garmin, Ltd. (Û)	1,211	41
ITT Educational Services, Inc. (Æ)	310	31
JC Penney Co., Inc.	711	20
Limited Brands, Inc.	1,027	26
Macy's, Inc. (Û)	2,637	59
Mattel, Inc. (Û)	1,135	25
PetSmart, Inc.	447	14
Ross Stores, Inc.	587	31
Starbucks Corp. (Û)	1,474	38
Target Corp.	919	50
Time Warner Cable, Inc.	424	23
VF Corp.	246	19
Whirlpool Corp. (Û)	399	42
Williams-Sonoma, Inc.	480	14
Wyndham Worldwide Corp.	589	14
		653
Consumer Staples - 8.9%
Coca-Cola Co. (The)	502	26
Corn Products International, Inc.	1,746	58
Del Monte Foods Co. (Û)	3,934	57
Estee Lauder Cos., Inc. (The) Class A	927	54
PepsiCo, Inc.	299	19
Philip Morris International, Inc.	361	16
Procter & Gamble Co. (The) (Û)	603	37
Sara Lee Corp. (Û)	1,476	21
Tyson Foods, Inc. Class A (Û)	3,455	61
Wal-Mart Stores, Inc. (Û)	640	32
		381
Energy - 5.4%
Chevron Corp. (Û)	493	36
Cimarex Energy Co.	345	25
ConocoPhillips	277	14
Exxon Mobil Corp. (Û)	1,535	93
Oil States International, Inc. (Æ)(Û)	685	27
Schlumberger, Ltd.	266	15
Unit Corp. (Æ)(Û)	556	23
		233

	Principal Amount ($) or Shares	Market Value $
Financials - 14.2%
Aflac, Inc.	462	20
American Express Co. (Û)	1,233	49
Bank of America Corp. (Û)	4,648	73
Citigroup, Inc. (Æ)(Û)	7,239	29
Goldman Sachs Group, Inc. (The) (Û)	295	42
Hospitality Properties Trust (ö)	942	21
International Bancshares Corp. (Û)	791	16
JPMorgan Chase & Co. (Û)	1,866	74
MetLife, Inc.	533	22
New York Community Bancorp, Inc. (Û)	2,724	44
PNC Financial Services Group, Inc. (Û)	732	46
Principal Financial Group, Inc.	715	19
Prosperity Bancshares, Inc. (Û)	775	28
Prudential Financial, Inc. (Û)	585	34
Simon Property Group, Inc. (ö)	342	29
Torchmark Corp.	371	19
Wells Fargo & Co. (Û)	1,581	45
		610
Health Care - 11.2%
Abbott Laboratories	327	15
Amedisys, Inc. (Æ)	657	33
AmerisourceBergen Corp. Class A (Û)	1,081	34
Cardinal Health, Inc. (Û)	1,401	48
Cephalon, Inc. (Æ)	363	21
Hill-Rom Holdings, Inc.	1,068	30
Hospira, Inc. (Æ)	805	42
Humana, Inc. (Æ)	926	43
Johnson & Johnson (Û)	824	48
Kinetic Concepts, Inc. (Æ)(Û)	775	32
Lincare Holdings, Inc. (Æ)	504	24
Medtronic, Inc. (Û)	949	37
Merck & Co., Inc.	502	17
Pfizer, Inc. (Û)	1,071	16
UnitedHealth Group, Inc. (Û)	1,404	41
		481
Industrials - 9.8%
Career Education Corp. (Æ)(Û)	1,153	32
Caterpillar, Inc.	438	27
Eaton Corp. (Û)	359	25
Emerson Electric Co.	757	35
General Electric Co. (Û)	3,870	63
Hubbell, Inc. Class B (Û)	494	21
Oshkosh Corp. (Æ)	485	17
Parker Hannifin Corp. (Û)	721	45
Raytheon Co.	540	28
RR Donnelley & Sons Co.	848	16
Snap-On, Inc.	564	25
SPX Corp.	223	13

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Timken Co. (Û)	1,206	35
Toro Co. (The)	661	36
		418
Information Technology - 21.4%
Apple, Inc. (Æ)(Û)	259	67
Arris Group, Inc. (Æ)(Û)	5,090	56
Cisco Systems, Inc. (Æ)(Û)	1,518	35
Dell, Inc. (Æ)(Û)	1,618	22
EMC Corp. (Æ)(Û)	3,131	58
Google, Inc. Class A (Æ)	79	38
Harris Corp. (Û)	1,332	62
Hewlett-Packard Co.	1,201	55
Intel Corp. (Û)	3,938	84
International Business Machines Corp. (Û)	677	85
Intuit, Inc. (Æ)	1,040	37
Micron Technology, Inc. (Æ)(Û)	2,177	20
Microsoft Corp. (Û)	5,032	130
Motorola, Inc. (Æ)	4,079	28
Oracle Corp. (Û)	928	21
SanDisk Corp. (Æ)(Û)	483	23
Seagate Technology (Æ)(Û)	2,019	31
Teradyne, Inc. (Æ)	1,620	18
TriQuint Semiconductor, Inc. (Æ)(Û)	3,200	22
Xerox Corp. (Û)	2,574	24
		916
Materials - 5.0%
Ashland, Inc.	615	33
Cabot Corp.	1,099	31
Cytec Industries, Inc.	736	31
International Paper Co. (Û)	1,089	25
Lubrizol Corp. (Û)	391	35
Nalco Holding Co. (Û)	1,051	24
PPG Industries, Inc.	324	21
Reliance Steel & Aluminum Co.	308	14
		214
Telecommunication Services - 1.1%
AT&T, Inc. (Û)	1,399	34
Verizon Communications, Inc.	464	13
		47
Utilities - 3.0%
DTE Energy Co. (Û)	954	44
Integrys Energy Group, Inc.	448	20
OGE Energy Corp.	1,089	40
Oneok, Inc.	525	23
		127
Total Common Stocks (cost $3,819)		4,080

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.4%
SSgA Prime Money Market Fund	271,561	272
Total Short-Term Investments (cost $272)		272
Total Investments - 101.6% (identified cost $4,091)		4,352
Securities Sold Short - (29.0%)
Consumer Discretionary - (1.5%)
AutoNation, Inc. (Æ)	(1,144)	(23)
DreamWorks Animation SKG, Inc. Class A (Æ)	(578)	(17)
Vail Resorts, Inc. (Æ)	(572)	(24)
		(64)
Consumer Staples - (1.9%)
Avon Products, Inc.	(964)	(26)
Bunge, Ltd.	(552)	(27)
Clorox Co.	(282)	(18)
CVS Caremark Corp.	(289)	(10)
		(81)
Financials - (5.0%)
Associated Banc-Corp.	(1,834)	(25)
Charles Schwab Corp. (The)	(1,381)	(23)
Fidelity National Financial, Inc. Class A	(1,412)	(20)
First Horizon National Corp. (Æ)	(2,221)	(28)
Greenhill & Co., Inc.	(310)	(21)
Hanover Insurance Group, Inc. (The)	(470)	(20)
Lazard, Ltd. Class A	(599)	(19)
MGIC Investment Corp. (Æ)	(3,392)	(32)
TFS Financial Corp.	(2,152)	(28)
		(216)
Health Care - (5.6%)
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	(1,583)	(30)
Celgene Corp. (Æ)	(263)	(14)
Dendreon Corp. (Æ)	(451)	(20)
Genzyme Corp. (Æ)	(367)	(18)
Human Genome Sciences, Inc. (Æ)	(872)	(22)
Illumina, Inc. (Æ)	(676)	(28)
Masimo Corp.	(1,227)	(27)
VCA Antech, Inc. (Æ)	(1,172)	(31)
Vertex Pharmaceuticals, Inc. (Æ)	(511)	(18)
WellCare Health Plans, Inc. (Æ)	(1,276)	(33)
		(241)

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - (3.5%)
KBR, Inc.	(1,643)	(36)
Monster Worldwide, Inc. (Æ)	(2,110)	(31)
Quanta Services, Inc. (Æ)	(1,576)	(33)
Terex Corp. (Æ)	(903)	(20)
Verisk Analytics, Inc. (Æ)	(957)	(29)
		(149)
Information Technology - (7.1%)
Applied Materials, Inc.	(1,490)	(19)
Brocade Communications Systems, Inc. (Æ)	(3,942)	(21)
Ciena Corp. (Æ)	(1,804)	(28)
Concur Technologies, Inc. (Æ)	(794)	(34)
Dolby Laboratories, Inc. Class A (Æ)	(318)	(21)
Electronic Arts, Inc. Series C (Æ)	(1,870)	(31)
Equinix, Inc. (Æ)	(309)	(28)
MEMC Electronic Materials, Inc. (Æ)	(2,493)	(28)
Red Hat, Inc. (Æ)	(1,144)	(34)
Salesforce.com, Inc. (Æ)	(215)	(19)
TiVo, Inc. (Æ)	(2,173)	(20)
Viasat, Inc. (Æ)	(638)	(19)
		(302)

	Principal Amount ($) or Shares	Market Value $
Materials - (2.8%)
Martin Marietta Materials, Inc.	(341)	(32)
Monsanto Co.	(338)	(17)
Mosaic Co. (The)	(587)	(27)
Vulcan Materials Co. Series REGS	(570)	(29)
Weyerhaeuser Co.	(390)	(17)
		(122)
Utilities - (1.6%)
AES Corp. (The) (Æ)	(2,275)	(23)
Aqua America, Inc.	(1,648)	(29)
FirstEnergy Corp.	(478)	(17)
		(69)
Total Securities Sold Short (proceeds $1,306)		(1,244)
Other Assets and Liabilities, Net - 27.4%		1,175
Net Assets - 100.0%		4,283

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$653	$—	$—	$653
Consumer Staples	381	—	—	381
Energy	233	—	—	233
Financials	610	—	—	610
Health Care	481	—	—	481
Industrials	418	—	—	418
Information Technology	916	—	—	916
Materials	214	—	—	214
Telecommunication Services	47	—	—	47
Utilities	127	—	—	127
Short-Term Investments	272	—	—	272
Total Investments	$4,352	$—	$—	$4,352
Securities Sold Short	$(1,244)	$—	$—	$(1,244)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 134.0%
Consumer Discretionary - 26.9%
Aeropostale, Inc. (Æ)(Û)	2,649	73
Apollo Group, Inc. Class A (Æ)(Û)	1,219	65
Bed Bath & Beyond, Inc. (Æ)(Û)	771	35
Big Lots, Inc. (Æ)(Û)	1,968	70
Corinthian Colleges, Inc. (Æ)(Û)	4,489	60
Darden Restaurants, Inc. (Û)	1,629	70
Deckers Outdoor Corp. (Æ)	134	19
Dillard's, Inc. Class A (Û)	2,242	64
Dollar Tree, Inc. (Æ)(Û)	1,144	72
Ford Motor Co. (Æ)(Û)	7,777	91
Gap, Inc. (The) (Û)	1,908	42
Garmin, Ltd. (Û)	1,314	44
Harley-Davidson, Inc. (Û)	547	16
HSN, Inc. (Æ)(Û)	1,958	53
Interpublic Group of Cos., Inc. (The) (Æ)	1,865	16
ITT Educational Services, Inc. (Æ)	334	34
Jarden Corp. (Û)	1,031	30
JC Penney Co., Inc.	616	17
Kohl's Corp. (Æ)(Û)	639	32
Leggett & Platt, Inc. (Û)	2,313	54
Limited Brands, Inc.	660	16
Macy's, Inc. (Û)	906	20
Mattel, Inc. (Û)	2,148	46
OfficeMax, Inc. (Æ)(Û)	3,312	59
PetSmart, Inc.	1,718	55
Ross Stores, Inc. (Û)	1,469	77
Scholastic Corp.	596	16
Staples, Inc. (Û)	1,000	21
Starbucks Corp. (Û)	3,322	86
Target Corp. (Û)	709	39
TJX Cos., Inc.	1,745	79
VF Corp.	675	52
Whirlpool Corp.	210	22
Wyndham Worldwide Corp. (Û)	3,209	76
		1,621
Consumer Staples - 6.8%
Coca-Cola Co. (The) (Û)	574	29
Del Monte Foods Co. (Û)	3,441	50
Estee Lauder Cos., Inc. (The) Class A (Û)	1,233	72
HJ Heinz Co.	232	10
Kimberly-Clark Corp. (Û)	259	16
PepsiCo, Inc. (Û)	247	16
Philip Morris International, Inc. (Û)	223	10
Procter & Gamble Co. (The) (Û)	791	48
Safeway, Inc. (Û)	2,964	66
Tyson Foods, Inc. Class A (Û)	2,795	49
Wal-Mart Stores, Inc. (Û)	907	46
		412

	Principal Amount ($) or Shares	Market Value $
Energy - 8.6%
Chevron Corp. (Û)	379	28
Exxon Mobil Corp. (Û)	2,035	123
Lufkin Industries, Inc.	291	23
National Oilwell Varco, Inc. (Û)	1,396	53
Newfield Exploration Co. (Æ)(Û)	1,453	76
Noble Energy, Inc.	703	42
Oceaneering International, Inc. (Æ)(Û)	1,140	53
Oil States International, Inc. (Æ)(Û)	1,660	65
Unit Corp. (Æ)(Û)	1,336	54
		517
Financials - 19.5%
Aflac, Inc.	1,190	53
American Express Co. (Û)	2,502	100
AmeriCredit Corp. (Æ)(Û)	2,832	61
Annaly Capital Management, Inc. (ö)(Û)	4,359	74
Apollo Investment Corp. (Û)	3,885	41
Bank of America Corp. (Û)	3,333	52
Bank of New York Mellon Corp. (The) (Û)	690	19
Berkshire Hathaway, Inc. Class B (Æ)	404	28
Capital One Financial Corp.	583	24
Cash America International, Inc. (Û)	907	34
Citigroup, Inc. (Æ)(Û)	12,470	49
Goldman Sachs Group, Inc. (The) (Û)	589	85
JPMorgan Chase & Co. (Û)	3,773	149
M&T Bank Corp.	168	13
New York Community Bancorp, Inc. (Û)	2,884	46
PNC Financial Services Group, Inc. (Û)	1,000	63
Principal Financial Group, Inc.	698	19
Prosperity Bancshares, Inc. (Û)	1,056	38
Prudential Financial, Inc. (Û)	1,450	84
Wells Fargo & Co. (Û)	5,048	145
		1,177
Health Care - 19.9%
Aetna, Inc.	2,610	76
Alkermes, Inc. (Æ)	1,614	18
Amedisys, Inc. (Æ)	501	25
AmerisourceBergen Corp. Class A (Û)	2,533	79
Cardinal Health, Inc. (Û)	2,237	77
Cephalon, Inc. (Æ)	701	41
Cooper Cos., Inc. (The) (Û)	1,489	55
Covidien PLC	344	15
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	1,929	41
Forest Laboratories, Inc. (Æ)(Û)	2,247	58
Health Management Associates, Inc. Class A (Æ)(Û)	8,208	76
Hologic, Inc. (Æ)(Û)	3,491	52
Hospira, Inc. (Æ)	1,477	77

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)(Û)	1,437	66
Johnson & Johnson (Û)	706	41
Kinetic Concepts, Inc. (Æ)(Û)	1,310	54
Lincare Holdings, Inc. (Æ)	187	9
McKesson Corp. (Û)	1,285	90
Medco Health Solutions, Inc. (Æ)(Û)	289	17
Medtronic, Inc. (Û)	990	39
Pfizer, Inc. (Û)	5,182	79
Sirona Dental Systems, Inc. (Æ)(Û)	788	28
UnitedHealth Group, Inc. (Û)	2,955	86
		1,199
Industrials - 16.7%
Career Education Corp. (Æ)(Û)	2,208	62
Carlisle Cos., Inc. (Û)	1,252	49
Caterpillar, Inc.	1,410	86
Cummins, Inc.	373	25
Eaton Corp. (Û)	1,063	74
Emerson Electric Co. (Û)	1,454	68
General Dynamics Corp. (Û)	267	18
General Electric Co. (Û)	10,924	179
Hubbell, Inc. Class B (Û)	1,506	64
Ingersoll-Rand PLC (Û)	1,130	42
Oshkosh Corp. (Æ)(Û)	2,016	72
Parker Hannifin Corp. (Û)	1,192	73
Raytheon Co. (Û)	295	15
Snap-On, Inc.	358	16
Southwest Airlines Co. (Û)	2,951	37
Toro Co. (The) (Û)	324	17
United Parcel Service, Inc. Class B (Û)	619	39
United Technologies Corp. (Û)	455	31
Woodward Governor Co. (Û)	1,408	40
		1,007
Information Technology - 26.7%
Acxiom Corp. (Æ)(Û)	1,345	23
Apple, Inc. (Æ)(Û)	577	148
Cisco Systems, Inc. (Æ)(Û)	1,099	25
Computer Sciences Corp. (Û)	938	47
Dell, Inc. (Æ)(Û)	3,753	50
EMC Corp. (Æ)(Û)	3,281	61
Global Payments, Inc. (Û)	656	28
Google, Inc. Class A (Æ)(Û)	79	38
Harris Corp. (Û)	1,038	49
Hewlett-Packard Co. (Û)	2,840	131
Intel Corp. (Û)	5,684	122
International Business Machines Corp. (Û)	1,387	174
Intuit, Inc. (Æ)(Û)	2,153	77
MAXIMUS, Inc.	248	15
Microsoft Corp. (Û)	7,362	190
Oracle Corp. (Û)	5,217	118

	Principal Amount ($) or Shares	Market Value $
Plantronics, Inc. (Û)	1,165	35
Symantec Corp. (Æ)(Û)	1,243	18
Tech Data Corp. (Æ)(Û)	1,737	71
Texas Instruments, Inc. (Û)	914	22
VeriFone Systems, Inc. (Æ)(Û)	3,149	63
Western Digital Corp. (Æ)(Û)	1,597	55
Xerox Corp. (Û)	5,694	53
		1,613
Materials - 2.8%
Lubrizol Corp.	171	15
Nalco Holding Co. (Û)	1,163	26
Reliance Steel & Aluminum Co.	315	14
RPM International, Inc. (Û)	2,273	45
Silgan Holdings, Inc. (Û)	756	22
Solutia, Inc. (Æ)(Û)	3,026	46
		168
Telecommunication Services - 1.4%
AT&T, Inc. (Û)	2,426	59
Verizon Communications, Inc. (Û)	304	8
Windstream Corp. (Û)	1,603	17
		84
Utilities - 4.7%
DTE Energy Co. (Û)	1,713	78
Energen Corp. (Û)	1,520	67
Integrys Energy Group, Inc. (Û)	1,455	66
Oneok, Inc. (Û)	1,568	70
		281
Total Common Stocks (cost $7,394)		8,079
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	43,909	44
Total Short-Term Investments (cost $44)		44
Total Investments - 134.7% (identified cost $7,438)		8,123
Securities Sold Short - (30.2%)
Consumer Discretionary - (6.2%)
ArvinMeritor, Inc. (Æ)	(2,980)	(43)
Bally Technologies, Inc. (Æ)	(1,149)	(49)
Eastman Kodak Co. (Æ)	(1,679)	(9)
Las Vegas Sands Corp. (Æ)	(2,192)	(51)
Liberty Media Corp. - Starz Series A (Æ)	(612)	(32)
MGM Mirage (Æ)	(1,486)	(19)
O'Reilly Automotive, Inc. (Æ)	(500)	(26)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — May 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Orient-Express Hotels, Ltd. Class A (Æ)	(2,116)	(21)
Penn National Gaming, Inc. (Æ)	(559)	(14)
Urban Outfitters, Inc. (Æ)	(938)	(34)
WMS Industries, Inc. (Æ)	(956)	(44)
Wynn Resorts, Ltd.	(403)	(35)
		(377)
Energy - (1.8%)
Frontier Oil Corp.	(3,517)	(49)
Holly Corp.	(1,178)	(31)
McMoRan Exploration Co. (Æ)	(2,634)	(28)
		(108)
Financials - (4.9%)
AMB Property Corp. (ö)	(1,691)	(44)
Assured Guaranty, Ltd.	(1,502)	(25)
BRE Properties, Inc. Class A (ö)	(433)	(18)
Knight Capital Group, Inc. Class A (Æ)	(3,086)	(45)
MBIA, Inc. (Æ)	(4,921)	(37)
ProLogis (ö)	(3,738)	(43)
Radian Group, Inc.	(1,021)	(10)
SLM Corp. (Æ)	(3,720)	(41)
XL Capital, Ltd. Class A	(1,740)	(31)
		(294)
Health Care - (3.7%)
Auxilium Pharmaceuticals, Inc. (Æ)	(936)	(27)
HMS Holdings Corp. (Æ)	(397)	(22)
Impax Laboratories, Inc. (Æ)	(870)	(18)
Masimo Corp.	(1,630)	(36)
MedAssets, Inc. (Æ)	(413)	(9)
NuVasive, Inc. (Æ)	(246)	(10)
Salix Pharmaceuticals, Ltd. (Æ)	(1,265)	(45)
Theravance, Inc. (Æ)	(518)	(7)
WellCare Health Plans, Inc. (Æ)	(1,778)	(48)
		(222)
Industrials - (7.1%)
American Superconductor Corp. (Æ)	(631)	(19)
AMR Corp. (Æ)	(3,079)	(24)
First Solar, Inc. (Æ)	(166)	(19)
Foster Wheeler AG (Æ)	(880)	(21)
Geo Group, Inc. (The) (Æ)	(2,231)	(47)
Granite Construction, Inc.	(1,502)	(45)
Kaydon Corp.	(520)	(20)
KBR, Inc.	(2,399)	(53)
Korn/Ferry International (Æ)	(1,871)	(26)

	Principal Amount ($) or Shares	Market Value $
Louisiana-Pacific Corp. (Æ)	(1,802)	(15)
McDermott International, Inc. (Æ)	(334)	(7)
Monster Worldwide, Inc. (Æ)	(3,127)	(46)
Terex Corp. (Æ)	(1,797)	(39)
Watsco, Inc.	(765)	(45)
		(426)
Information Technology - (3.0%)
Brocade Communications Systems, Inc. (Æ)	(5,483)	(29)
Cadence Design Systems, Inc. (Æ)	(2,455)	(16)
Concur Technologies, Inc. (Æ)	(558)	(24)
Electronic Arts, Inc. (Æ)	(581)	(10)
Mentor Graphics Corp. (Æ)	(2,057)	(19)
Take-Two Interactive Software, Inc. (Æ)	(5,049)	(58)
Wright Express Corp. (Æ)	(844)	(27)
		(183)
Materials - (2.8%)
Allied Nevada Gold Corp. (Æ)	(1,033)	(20)
Coeur d'Alene Mines Corp. (Æ)	(2,814)	(42)
Royal Gold, Inc.	(1,016)	(51)
United States Steel Corp.	(892)	(42)
Vulcan Materials Co.	(309)	(16)
		(171)
Telecommunication Services - (0.7%)
Leap Wireless International, Inc. (Æ)	(2,652)	(43)
Total Securities Sold Short (proceeds $1,884)		(1,824)
Other Assets and Liabilities, Net - (4.5%)		(269)
Net Assets - 100.0%		6,030

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Portfolio Holdings — May 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,621	$—	$—	$1,621
Consumer Staples	412	—	—	412
Energy	517	—	—	517
Financials	1,177	—	—	1,177
Health Care	1,199	—	—	1,199
Industrials	1,007	—	—	1,007
Information Technology	1,613	—	—	1,613
Materials	168	—	—	168
Telecommunication Services	84	—	—	84
Utilities	281	—	—	281
Short-Term Investments	44		—	44
Total Investments	$8,123	$—	$—	$8,123
Securities Sold Short	$(1,824)	$—	$—	$(1,824)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the schedules of investments.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — May 31, 2010 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Û)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of May 31, 2010. This Quarterly Report reports on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.
Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended May 31, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2010, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$82,321,893	$12,347,339	$62,563,728	$144,954,606	$24,115,921	$4,128,073	$7,684,038
Gross Tax Unrealized Appreciation	8,082,706	1,373,230	20,501,029	46,109,724	5,191,177	308,428	594,586
Gross Tax Unrealized Depreciation	(1,209,350)	(323,277)	(1,756,218)	(47,155,935)	(1,216,171)	(84,949)	(155,612)
Net Tax Unrealized Appreciation/ (Depreciation)	$6,873,356	$1,049,953	$18,744,811	$(1,046,211)	$3,975,006	$223,479	$438,974

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2010 were as follows:

(Amounts in thousands)
	Disciplined Equity Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Liability Derivatives
Unrealized depreciation on futures contracts	$7	$123	$20

* Includes cumulative appreciation (depreciation) of futures and options contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the statement of assets & liabilities.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of May 31, 2010, the Enhanced Small Cap Fund had a $15,000 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund and the Core Edge Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Funds will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Funds potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

engaging in short sales, the Funds may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2010, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$234,128	Pool of US Government and Foreign Government Securities
Tuckerman Active REIT	14,647	Pool of US Government and Foreign Government Securities
IAM SHARES	780,417	Pool of US Government and Foreign Government Securities

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2010, $3,018,916 of the Central Fund's net assets represents investments by these Funds, and $10,725,324 represents the investments of other Investment Company funds not presented herein.

5.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by

Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2010 (Unaudited)

each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

Notes to Quarterly Report

SSgA

Domestic Equity Funds

Shareholder Requests for Additional Information — May 31, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

DEQR-05/10

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  July 26, 2010

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 22, 2010